UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

BB&T

Semi-Annual Report to Shareholders

March 31, 2005

BB&T Funds

Sensible Investing for Generations®

BB&T FUNDS

Letter From the President and the Investment Advisor

Dear Shareholders:

We are pleased to send you this semiannual report for the six months that ended March 31, 2005, a time of two distinctly different periods in the markets.

During the first three months of our reporting period, the fourth calendar quarter of 2004, conditions were robustly positive for stocks. The November elections removed uncertainty about who would lead the nation, the price of oil was moderately stable, and a “relief rally” drove stocks—especially in the technology, consumer, financial and industrial sectors—significantly higher.

But January, often a productive month for equities, produced a rash of challenges for the stock market. Sharply higher energy prices, rising interest rates in the short- and intermediate-term portions of the yield curve, and comments from the Federal Reserve expressing concern over inflationary pressures conspired to dampen investors’ enthusiasm. These negative factors chipped away at the market’s gains from the prior quarter, though for our full reporting period, stocks produced historically solid returns. For the six months that ended March 31, 2005, the S&P 500 Index rose 6.88%, while the Nasdaq Composite Index gained 5.40%.*

In the bond market, the focus, as usual, was on interest rates. The Federal Reserve Board (the “Fed”) continued its tightening bias, raising the short-term fed funds rate four times during the period. (The Fed raised rates again at its May meeting.) At the same time, 10-year Treasury yields—while frequently volatile—ended the period only modestly higher. Bond prices, for their part, generally were flat.

Interestingly, the steady flattening of the yield curve (shorter rates rising faster than longer rates) led Fed Chairman Alan Greenspan in February to characterize the bond market as a “conundrum.” Mr. Greenspan’s comments likely led to a quick spike in Treasury yields, but as we write this letter in May, 10-year yields have again retreated, and are significantly lower than they were 12 months ago.

Looking ahead, we see what could be some bumps in the road for both equity and fixed-income investors. For example, while the U.S. economy is still expanding, the rate of growth has decelerated. In the first quarter of 2005, gross domestic product1 rose at a lower-than-expected 3.1% annual rate, the slowest quarterly rise in two years. But the Fed still seems concerned about inflation and we anticipate several more rate increases in the months ahead. Together, higher interest rates, budget and trade deficits, and elevated commodity prices form a backdrop that could thwart investors.

In the stock market, specifically, recent economic softness presents potential challenges. Earnings growth remains strong, but continues to moderate. Consumer and business spending has slowed, and corporate profit margins, currently near record levels, are being pressured by higher interest rates, higher commodity prices and increased regulatory costs. In response, we have taken steps to give our equity funds more defensive profiles, and we continue to favor the stocks of financially strong companies with reasonable earnings growth prospects.

In the fixed-income arena, we anticipate some further flattening of the yield curve. But because we believe most of this trend is behind us, we have begun shifting our bond funds’ portfolios to reflect a more laddered structure. We are also raising the credit quality of our funds underlying securities. Further, with the growing attractiveness of Treasury securities relative to other sectors, we’ve been putting more money to work in Treasuries and mortgage-backed securities, where appropriate.

As ever, we remain dedicated to answering your questions or addressing any concerns you might have about the BB&T Funds. Feel free to speak with your Investment Professional or call us at 1-800-228-1872.

Sincerely,

/s/ Keith F. Karlawish, CFA

Keith F. Karlawish, CFA

President

BB&T Funds

/s/ Jeffrey J. Schappe, CFA

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

[1]	The Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

* The Nasdaq Composite Index is an unmanaged index representative of U.S. small-company stocks. Performance for the Nasdaq Composite Index is price-only (no dividend reinvestment). Source: Lipper, Inc., April 2005. The S&P 500 Index is an unmanaged index representative of the U.S. stock market. Performance for the S&P 500 Index is total return (with dividends reinvested). The S&P 500 Index® is a registered trademark of Standard & Poor’s, a division of The McGraw-Hill Companies. All rights reserved. Source: Ibbotson Associates, March 2005. Investors cannot invest directly in an index, though they can invest in the underlying securities.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Mutual Funds are distributed by BISYS Fund Services. The BB&T Mutual Funds are NOT FDIC INSURED and are not deposits or obligations or, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T Funds

Expense Example, (unaudited)

As a shareholder of the BB&T Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 through March 31, 2005.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/04	Ending Account Value 3/31/05	Expense Paid During Period* 10/1/04 - 3/31/05	Expense Ratio During Period 10/1/04 - 3/31/05
Equity Income Fund
Class A Shares	$1,000.00	$1,115.60	$6.65	1.26%
Class B Shares	1,000.00	1,112.00	10.58	2.01%
Class C Shares	1,000.00	1,111.50	10.58	2.01%
Institutional Shares	1,000.00	1,116.60	5.33	1.01%
Large Company Value Fund
Class A Shares	1,000.00	1,086.50	5.98	1.15%
Class B Shares	1,000.00	1,082.60	9.87	1.90%
Class C Shares	1,000.00	1,082.70	9.87	1.90%
Institutional Shares	1,000.00	1,088.80	4.69	0.90%
Large Company Growth Fund
Class A Shares	1,000.00	1,047.50	5.92	1.16%
Class B Shares	1,000.00	1,043.60	9.73	1.91%
Class C Shares	1,000.00	1,043.50	9.73	1.91%
Institutional Shares	1,000.00	1,048.60	4.65	0.91%
Mid Cap Value Fund
Class A Shares	1,000.00	1,117.00	6.12	1.16%
Class B Shares	1,000.00	1,112.80	10.06	1.91%
Class C Shares	1,000.00	1,112.80	10.06	1.91%
Institutional Shares	1,000.00	1,118.50	4.81	0.91%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,118.20	6.23	1.18%
Class B Shares	1,000.00	1,113.40	10.17	1.93%
Class C Shares	1,000.00	1,113.40	10.17	1.93%
Institutional Shares	1,000.00	1,119.70	4.91	0.93%
Small Company Value Fund
Class A Shares	1,000.00	1,096.20	6.95	1.33%
Class B Shares	1,000.00	1,092.10	10.85	2.08%
Class C Shares	1,000.00	1,091.90	10.85	2.08%
Institutional Shares	1,000.00	1,097.40	5.65	1.08%
Small Company Growth Fund
Class A Shares	1,000.00	1,102.00	7.39	1.41%
Class B Shares	1,000.00	1,097.90	11.30	2.16%
Class C Shares	1,000.00	1,097.80	11.30	2.16%
Institutional Shares	1,000.00	1,104.40	6.09	1.16%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,154.20	7.14	1.33%
Class B Shares	1,000.00	1,149.60	11.15	2.08%
Class C Shares	1,000.00	1,150.40	11.15	2.08%
Institutional Shares	1,000.00	1,156.10	5.81	1.08%
International Equity Fund
Class A Shares	1,000.00	1,123.90	7.68	1.45%
Class B Shares	1,000.00	1,118.80	11.62	2.20%
Class C Shares	1,000.00	1,119.50	11.63	2.20%
Institutional Shares	1,000.00	1,125.20	6.36	1.20%
Short U.S. Government Fund
Class A Shares	1,000.00	997.90	4.68	0.94%
Institutional Shares	1,000.00	1,000.20	3.44	0.69%

BB&T Funds

Expense Example, continued (unaudited)

	Beginning Account Value 10/1/04	Ending Account Value 3/31/05	Expense Paid During Period* 10/1/04 - 3/31/05	Expense Ratio During Period 10/1/04 - 3/31/05
Intermediate U.S. Government Fund
Class A Shares	$1,000.00	$1,002.80	$4.84	0.97%
Class B Shares	1,000.00	999.00	8.57	1.72%
Class C Shares	1,000.00	1,000.00	8.58	1.72%
Institutional Shares	1,000.00	1,004.00	3.60	0.72%
Intermediate Corporate Bond Fund
Class A Shares	1,000.00	1,000.70	4.89	0.98%
Class B Shares	1,000.00	996.90	8.61	1.73%
Class C Shares	1,000.00	997.90	8.62	1.73%
Institutional Shares	1,000.00	1,001.90	3.64	0.73%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	992.20	4.32	0.87%
Institutional Shares	1,000.00	993.10	3.43	0.69%
Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	994.50	3.68	0.74%
Institutional Shares	1,000.00	995.40	2.74	0.55%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	994.60	4.33	0.87%
Institutional Shares	1,000.00	996.50	3.43	0.69%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	995.20	4.43	0.89%
Institutional Shares	1,000.00	996.00	3.53	0.71%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	995.60	4.33	0.87%
Institutional Shares	1,000.00	995.60	3.43	0.69%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	997.70	4.73	0.95%
Institutional Shares	1,000.00	998.90	3.49	0.70%
Prime Money Market Fund
Class A Shares	1,000.00	1,007.20	4.15	0.83%
Class B Shares	1,000.00	1,003.80	7.49	1.50%
Class C Shares	1,000.00	1,003.80	7.49	1.50%
Institutional Shares	1,000.00	1,008.80	2.50	0.50%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,006.30	4.10	0.82%
Class B Shares	1,000.00	1,002.90	7.44	1.49%
Class C Shares	1,000.00	1,002.70	7.64	1.53%
Institutional Shares	1,000.00	1,007.90	2.45	0.49%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,038.00	2.79	0.55%
Class B Shares	1,000.00	1,034.00	6.64	1.31%
Class C Shares	1,000.00	1,034.10	6.64	1.31%
Institutional Shares	1,000.00	1,040.00	1.58	0.31%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,058.10	3.13	0.61%
Class B Shares	1,000.00	1,055.20	6.97	1.36%
Class C Shares	1,000.00	1,053.90	6.96	1.36%
Institutional Shares	1,000.00	1,059.20	1.85	0.36%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,070.60	3.05	0.59%
Class B Shares	1,000.00	1,068.00	6.91	1.34%
Class C Shares	1,000.00	1,066.40	6.90	1.34%
Institutional Shares	1,000.00	1,073.00	1.76	0.34%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,083.50	2.91	0.56%
Class B Shares	1,000.00	1,079.10	6.79	1.31%
Class C Shares	1,000.00	1,079.30	6.79	1.31%
Institutional Shares	1,000.00	1,084.20	1.61	0.31%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T Funds

Expense Example, continued (unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/04	Ending Account Value 3/31/05	Expense Paid During Period* 10/1/04 - 3/31/05	Expense Ratio During Period 10/1/04 - 3/31/05
Equity Income Fund
Class A Shares	$1,000.00	$1,018.65	$6.34	1.26%
Class B Shares	1,000.00	1,014.91	10.10	2.01%
Class C Shares	1,000.00	1,014.91	10.10	2.01%
Institutional Shares	1,000.00	1,019.90	5.09	1.01%
Large Company Value Fund
Class A Shares	1,000.00	1,019.20	5.79	1.15%
Class B Shares	1,000.00	1,015.46	9.55	1.90%
Class C Shares	1,000.00	1,015.46	9.55	1.90%
Institutional Shares	1,000.00	1,020.44	4.53	0.90%
Large Company Growth Fund
Class A Shares	1,000.00	1,019.15	5.84	1.16%
Class B Shares	1,000.00	1,015.41	9.60	1.91%
Class C Shares	1,000.00	1,015.41	9.60	1.91%
Institutional Shares	1,000.00	1,020.39	4.58	0.91%
Mid Cap Value Fund
Class A Shares	1,000.00	1,019.15	5.84	1.16%
Class B Shares	1,000.00	1,015.41	9.60	1.91%
Class C Shares	1,000.00	1,015.41	9.60	1.91%
Institutional Shares	1,000.00	1,020.39	4.58	0.91%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,019.05	5.94	1.18%
Class B Shares	1,000.00	1,015.31	9.70	1.93%
Class C Shares	1,000.00	1,015.31	9.70	1.93%
Institutional Shares	1,000.00	1,020.29	4.68	0.93%
Small Company Value Fund
Class A Shares	1,000.00	1,018.30	6.69	1.33%
Class B Shares	1,000.00	1,014.56	10.45	2.08%
Class C Shares	1,000.00	1,014.56	10.45	2.08%
Institutional Shares	1,000.00	1,019.55	5.44	1.08%
Small Company Growth Fund
Class A Shares	1,000.00	1,017.90	7.09	1.41%
Class B Shares	1,000.00	1,014.16	10.85	2.16%
Class C Shares	1,000.00	1,014.16	10.85	2.16%
Institutional Shares	1,000.00	1,019.15	5.84	1.16%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,018.30	6.69	1.33%
Class B Shares	1,000.00	1,014.56	10.45	2.08%
Class C Shares	1,000.00	1,014.56	10.45	2.08%
Institutional Shares	1,000.00	1,019.55	5.44	1.08%
International Equity Fund
Class A Shares	1,000.00	1,017.70	7.29	1.45%
Class B Shares	1,000.00	1,013.96	11.05	2.20%
Class C Shares	1,000.00	1,013.96	11.05	2.20%
Institutional Shares	1,000.00	1,018.95	6.04	1.20%
Short U.S. Government Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.09	4.89	0.97%
Class B Shares	1,000.00	1,016.36	8.65	1.72%
Class C Shares	1,000.00	1,016.36	8.65	1.72%
Institutional Shares	1,000.00	1,021.34	3.63	0.72%

BB&T Funds

Expense Example, continued (unaudited)

	Beginning Account Value 10/1/04	Ending Account Value 3/31/05	Expense Paid During Period* 10/1/04 - 3/31/05	Expense Ratio During Period 10/1/04 - 3/31/05
Intermediate Corporate Bond Fund
Class A Shares	$1,000.00	$1,020.04	$4.94	0.98%
Class B Shares	1,000.00	1,016.31	8.70	1.73%
Class C Shares	1,000.00	1,016.31	8.70	1.73%
Institutional Shares	1,000.00	1,021.29	3.68	0.73%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.59	4.38	0.87%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,021.24	3.73	0.74%
Institutional Shares	1,000.00	1,022.19	2.77	0.55%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.59	4.38	0.87%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.49	4.48	0.89%
Institutional Shares	1,000.00	1,021.39	3.58	0.71%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.59	4.38	0.87%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Prime Money Market Fund
Class A Shares	1,000.00	1,020.79	4.18	0.83%
Class B Shares	1,000.00	1,017.45	7.54	1.50%
Class C Shares	1,000.00	1,017.45	7.54	1.50%
Institutional Shares	1,000.00	1,022.44	2.52	0.50%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,020.84	4.13	0.82%
Class B Shares	1,000.00	1,017.50	7.49	1.49%
Class C Shares	1,000.00	1,017.30	7.70	1.53%
Institutional Shares	1,000.00	1,022.49	2.47	0.49%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,022.19	2.77	0.55%
Class B Shares	1,000.00	1,018.40	6.59	1.31%
Class C Shares	1,000.00	1,018.40	6.59	1.31%
Institutional Shares	1,000.00	1,023.39	1.56	0.31%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,021.89	3.07	0.61%
Class B Shares	1,000.00	1,018.15	6.84	1.36%
Class C Shares	1,000.00	1,018.15	6.84	1.36%
Institutional Shares	1,000.00	1,023.14	1.82	0.36%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,021.99	2.97	0.59%
Class B Shares	1,000.00	1,018.25	6.74	1.34%
Class C Shares	1,000.00	1,018.25	6.74	1.34%
Institutional Shares	1,000.00	1,023.24	1.72	0.34%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,022.14	2.82	0.56%
Class B Shares	1,000.00	1,018.40	6.59	1.31%
Class C Shares	1,000.00	1,018.40	6.59	1.31%
Institutional Shares	1,000.00	1,023.39	1.56	0.31%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T Funds

Summary of Portfolio Holdings, (unaudited)

The BB&T Funds invested, as a percentage of net assets, in the following industries, countries or investment types, as of March 31, 2005.

Equity Income Fund	Percent of net assets
Consumer Staples	9.6%
Energy	13.4
Financials	34.2
Health Care	6.3
Industrials	3.0
Information Technology	3.5
Investments Companies	1.5
Materials	5.3
Telecommunication Services	2.8
Utilities	6.7
Short-Term Investments*	14.3

100.6%

Large Company Value Fund	Percent of net assets
Consumer Discretionary	9.3%
Consumer Staples	5.7
Energy	13.6
Financials	26.3
Health Care	8.5
Industrials	11.0
Information Technology	7.0
Materials	4.5
Telecommunication Services	5.4
Utilities	5.6
Short-Term Investments*	33.7

130.6%

Large Company Growth Fund	Percent of net assets
Consumer Discretionary	13.3%
Consumer Staples	12.1
Energy	2.2
Financials	5.0
Health Care	27.6
Industrials	8.5
Information Technology	25.9
Materials	1.3
Short-Term Investments*	39.1

135.0%

Mid Cap Value Fund	Percent of net assets
Consumer Discretionary	11.5%
Consumer Staples	5.8
Energy	9.6
Financials	20.4
Health Care	8.5
Industrials	12.1
Information Technology	10.1
Materials	9.1
Telecommunication Services	1.3
Utilities	7.5
Short-Term Investments*	32.8

128.7%

Mid Cap Growth Fund	Percent of net assets
Consumer Discretionary	22.1%
Consumer Staples	1.8
Energy	6.3
Financials	7.4
Health Care	17.5
Industrials	12.7
Information Technology	20.8
Materials	5.4
Telecommunication Services	4.3
Short-Term Investments*	46.7

145.0%

Small Company Value Fund	Percent of net assets
Consumer Discretionary	18.4%
Consumer Staples	1.8
Corporate Bonds	0.3
Energy	8.8
Exchange Traded Funds	1.9
Financials	27.2
Health Care	5.9
Industrials	15.3
Information Technology	7.3
Materials	4.7
Telecommunication Services	1.4
Utilities	4.4
Short-Term Investments*	24.3

121.7%

Small Company Growth Fund	Percent of net assets
Consumer Discretionary	13.9%
Consumer Staples	1.5
Energy	5.6
Financials	5.2
Health Care	19.9
Industrials	14.3
Information Technology	27.3
Materials	5.1
Telecommunication Services	5.2
Short-Term Investments*	25.8

123.8%

Special Opportunities Equity Fund	Percent of net assets
Commercial Services	6.0%
Consumer Discretionary	23.2
Energy	10.5
Financials	10.0
Health Care	17.3
Industrials	2.8
Information Technology	13.8
Insurance	2.4
Investment Companies	0.4
Short-Term Investments*	13.9

100.3%

BB&T Funds

Summary of Portfolio Holdings, continued (unaudited)

International Equity Fund	Percent of net assets
Australia	3.6%
Austria	1.1
Belgium	2.2
Bermuda	0.3
Brazil	0.3
Finland	2.5
France	10.0
Germany	2.2
Great Britain	30.8
Hong Kong	1.4
India	0.4
Ireland	3.0
Israel	0.2
Italy	2.5
Japan	18.3
Netherlands	7.9
Norway	0.7
Singapore	0.4
South Korea	0.3
Sweden	1.6
Switzerland	8.5
Taiwan	0.5
United States	0.1

98.8%

Short U.S. Government Fund	Percent of net assets
Corporate Bonds	4.9%
Federal Farm Credit Bank	3.8
Federal Home Loan Bank	15.0
Federal Home Loan Mortgage Corp.	30.1
Federal National Mortgage Assoc.	29.9
Government National Mortgage Association	0.7
Municipal Bonds	1.6
Student Loan Marketing Association	1.6
U.S. Treasury Notes	9.0
Short-Term Investments*	47.1

143.7%

Intermediate U.S. Government Fund	Percent of net assets
Corporate Bonds	6.9%
Federal Farm Credit Bank	4.9
Federal Home Loan Bank	9.1
Federal Home Loan Mortgage Corp.	20.7
Federal National Mortgage Assoc.	31.9
Government National Mortgage Association	13.6
Sovereign	2.7
U.S. Treasury Notes	10.2
Short-Term Investments*	44.3

144.3%

Intermediate Corporate Bond Fund	Percent of net assets
Autos-Cars/Light Trucks	1.2%
Banking & Financial Services	29.7
Chemicals	0.3
Coal & Other Minerals & Ores	0.3
Consumer Discretionary	6.8
Consumer Staples	2.6
Energy	1.4
Federal Farm Credit Bank	2.3
Federal Home Loan Mortgage Corp.	2.9
Federal National Mortgage Assoc.	3.9
Foreign Government	1.8
Government National Mortgage Assoc.	3.8
Health Care	8.9
Industrials	5.3
Information Technology	4.8
Linen Supply & Related Items	0.3
Media	2.4
Metals	1.0
Motors & Generators	0.4
Oil & Gas	2.6
Oil & Gas Exploration Products & Services	2.7
Oil Company — Exploration & Production	0.6
Petroleum Refining	0.6
Plastics Foam Products	0.3
Real Estate Investments Trusts	0.6
Student Loan Marketing Assoc.	0.9
Telecommunications	5.3
U.S. Treasury Bonds	3.7
Utilities	4.9
Short-Term Investments*	21.5

123.8%

Kentucky Intermediate Tax-Free Fund	Percent of net assets
Commission Bonds	37.7%
Education Bonds	20.1
General Obligations	2.3
Health Care Bonds	3.3
Housing Bonds	0.6
Investment Company	4.1
Puerto Rico	0.7
Transportation Bonds	9.3
Urban & Community Development	7.3
Utility Bonds	11.4

96.8%

Maryland Intermediate Tax-Free Fund	Percent of net assets
Education Bonds	14.3%
General Obligations	51.6
Housing Bonds	15.4
Investment Company	3.8
Pollution Control Bonds	9.2
Puerto Rico	1.1
Transportation Bonds	2.8

98.2%

BB&T Funds

Summary of Portfolio Holdings, continued (unaudited)

North Carolina Intermediate Tax-Free Fund	Percent of net assets
Correctional Institutions	1.0%
Education Bonds	3.4
General Obligation Bonds	40.4
Health Care Bonds	23.9
Investment Company	2.2
Transportation Bonds	1.4
Urban & Community Development	2.2
Utility Bonds	24.9

99.4%

South Carolina Intermediate Tax-Free Fund	Percent of net assets
General Obligation Bonds	50.8%
Health Care Bonds	17.3
Housing Bonds	1.8
Investment Company	1.8
Utility Bonds	26.0

97.7%

Virginia Intermediate Tax-Free Fund	Percent of net assets
Education Bonds	13.6%
General Obligation Bonds	43.2
Health Care Bonds	9.1
Housing Bonds	2.7
Investment Company	2.2
Transportation Bonds	12.6
Utility Bonds	13.0
Washington, D.C.	2.3

98.7%

West Virginia Intermediate Tax-Free Fund	Percent of net assets
Commission Bonds	8.0%
Education Bonds	16.3
General Obligation Bonds	16.0
Health Care Bonds	12.8
Housing Bonds	2.5
Investment Company	0.9
Pollution Control Bonds	7.2
Transportation Bonds	20.3
Utility Bonds	14.4

98.4%

Prime Money Market Fund	Percent of net assets
Certificates of Deposit	5.0%
Commercial Paper	30.5
Corporate Bonds	4.2
U.S. Government Agencies	1.2
Variable Rate Notes	42.9
Collateralized Loan Agreements and Repurchase Agreements	17.8

101.6%

U.S. Treasury Money Market Fund	Percent of net assets
Repurchase Agreements	49.8%
U.S. Treasury Bills	34.2
U.S. Treasury Bonds & Notes	16.1

100.1%

Capital Manager Conservative Growth Fund	Percent of net assets
Large Company Equity	26.1%
Mid Cap Equity	4.8
Small Company Equity	3.0
International Equity	5.9
Fixed Income	57.2
Money Market	3.4

100.4%

Capital Manager Moderate Growth Fund	Percent of net assets
Large Company Equity	39.5%
Mid Cap Equity	7.1
Small Company Equity	4.6
International Equity	8.9
Fixed Income	37.0
Money Market	3.1

100.2%

Capital Manager Growth Fund	Percent of net assets
Large Company Equity	48.6%
Mid Cap Equity	8.9
Small Company Equity	5.7
International Equity	10.9
Fixed Income	22.0
Money Market	4.0

100.1%

Capital Manager Equity Fund	Percent of net assets
Large Company Equity	63.6%
Mid Cap Equity	11.5
Small Company Equity	7.4
International Equity	14.4
Money Market	3.1

100.0%

*	Short-term Investments represents the Repurchase Agreement and the invested cash collateral received in connection with securities lending (see Note 2).

Equity Income Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (84.8%)
Consumer Staples (9.6%)
Altria Group, Inc.	26,000	$1,700,140
Diageo PLC — ADR	34,000	1,934,600
General Mills, Inc.	36,500	1,793,975

		5,428,715

Energy (13.4%)
ChevronTexaco Corp.	30,000	1,749,300
ConocoPhillips	18,900	2,038,176
Kinder Morgan, Inc.	21,500	1,627,550
Petroleo Brasileiro S.A. — ADR	49,380	2,181,608

		7,596,634

Financials (34.2%)
ACE, Ltd.	47,000	1,939,690
Alliance Capital Management Holding L.P.	30,700	1,447,505
Capital Automotive, REIT	66,500	2,202,480
Cincinnati Financial Corp.	44,500	1,940,645
Equity One, Inc., REIT	88,100	1,813,979
First Industrial Realty Trust, REIT	55,300	2,091,999
North Fork Bancorporation, Inc.	71,200	1,975,088
St. Paul Travelers Companies, Inc. (The)	48,500	1,781,405
U.S. Bancorp	73,000	2,103,860
Weingarten Realty Investors, REIT	61,700	2,129,267

		19,425,918

Health Care (6.3%)
Abbott Laboratories	38,400	1,790,208
Merck & Company, Inc.	55,400	1,793,298

		3,583,506

Industrials (3.0%)
General Electric Co.	47,900	1,727,274

Information Technology (3.5%)
Nokia Corp. — ADR	127,500	1,967,325

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Materials (5.3%)
Bemis Company, Inc.	47,600	$1,481,312
Sonoco Products Co.	54,100	1,560,785

		3,042,097

Telecommunication Services (2.8%)
Verizon Communications, Inc.	44,500	1,579,750

Utilities (6.7%)
Pinnacle West Capital Corp.	49,500	2,104,245
PPL Corp.	31,300	1,689,887

		3,794,132

Total Common Stocks (Cost $43,925,579)		48,145,351

Investment Companies (1.5%)
Van Kampen Trust for Investment Grade Municipals	29,200	425,445
Van Kampen Municipal Trust	30,900	432,291

Total Investment Companies (Cost $866,133)		857,736

Repurchase Agreement (14.3%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with a maturity value of $8,150,560 (Collateralized fully by U.S. Government Agencies)	$8,149,983	8,149,983

Total Repurchase Agreement (Cost $8,149,983)		8,149,983

Total Investments (Cost $52,941,695) — 100.6%		57,153,070
Net other assets (liabilities) — (0.6)%		(355,278)

Net Assets — 100.0%		$56,797,792

REIT — Real Estate Investment Trust.

See accompanying notes to the financial statements.

Large Company Value Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (96.9%)
Consumer Discretionary (9.3%)
Gannett Company, Inc. (b)	206,000	$16,290,480
Mattel, Inc. (b)	389,800	8,322,230
May Department Stores Co.	193,250	7,154,115
V.F. Corp.	123,250	7,289,005
Walt Disney Co. (The) (b)	640,000	18,387,200
Whirlpool Corp. (b)	103,000	6,976,190

		64,419,220

Consumer Staples (5.7%)
Albertson’s, Inc.	367,720	7,593,418
Altria Group, Inc.	213,590	13,966,650
Kimberly-Clark Corp.	159,500	10,483,935
Sara Lee Corp.	337,010	7,468,142

		39,512,145

Energy (13.6%)
Anadarko Petroleum Corp.	184,500	14,040,450
Burlington Resources, Inc.	20,000	1,001,400
ChevronTexaco Corp.	315,460	18,394,473
ConocoPhillips	214,417	23,122,729
Exxon Mobil Corp.	240,000	14,304,000
Royal Dutch Petroleum Co. — NY Shares	257,600	15,466,304
Schlumberger, Ltd.	101,000	7,118,480

		93,447,836

Financials (26.3%)
American Express Co.	47,500	2,440,075
American International Group, Inc.	55,000	3,047,550
Bank of America Corp. (b)	392,600	17,313,660
Citigroup, Inc.	324,666	14,590,490
Equity Residential (b)	179,000	5,765,590
Fannie Mae (b)	156,000	8,494,200
Franklin Resources, Inc.	111,000	7,620,150
ING Groep NV — ADR (b)	246,680	7,457,136
J.P. Morgan Chase & Co.	382,772	13,243,911
Lincoln National Corp.	128,900	5,818,546
Merrill Lynch & Company, Inc.	180,000	10,188,000
Northern Trust Corp. (b)	307,718	13,367,270
Old Republic International Corp.	293,000	6,823,970
PNC Financial Services Group (b)	247,500	12,741,300
St. Paul Companies, Inc. (The) (b)	408,500	15,004,205
SunTrust Banks, Inc. (b)	141,000	10,161,870
Washington Mutual, Inc. (b)	333,000	13,153,500
Wells Fargo & Co.	243,000	14,531,400

		181,762,823

Health Care (8.5%)
Abbott Laboratories	251,000	11,701,620
Becton, Dickinson & Co.	64,100	3,744,722
Bristol-Myers Squibb Co.	228,080	5,806,917
Cigna Corp.	129,700	11,582,210
HCA, Inc. (b)	165,800	8,881,906
Johnson & Johnson (b)	92,600	6,219,016
Merck & Company, Inc. (b)	343,000	11,102,910

		59,039,301

Industrials (11.0%)
CSX Corp. (b)	255,200	10,629,080
Emerson Electric Co.	236,370	15,347,504
General Electric Co.	480,000	17,308,800

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials, continued
Parker-Hannifin Corp. (b)	117,000	$7,127,640
Pitney Bowes, Inc.	283,800	12,805,056
Raytheon Co.	342,500	13,254,750

		76,472,830

Information Technology (7.0%)
Agilent Technologies, Inc. (a)	285,419	6,336,302
Automatic Data Processing, Inc.	172,400	7,749,380
First Data Corp.	177,000	6,957,870
Hewlett-Packard Co.	575,000	12,615,500
Microsoft Corp. (a)	273,000	6,598,410
Nokia Corp. — ADR (b)	540,000	8,332,200

		48,589,662

Materials (4.5%)
Air Products & Chemicals, Inc.	129,700	8,208,713
Alcoa, Inc. (b)	246,000	7,475,940
E.I. DuPont de Nemours & Co.	70,600	3,617,544
Weyerhaeuser Co. (b)	175,500	12,021,750

		31,323,947

Telecommunication Services (5.4%)
AT&T Corp.	78,824	1,477,950
BellSouth Corp. (b)	405,000	10,647,450
SBC Communications, Inc. (b)	430,400	10,196,176
Sprint Corp. (b)	293,400	6,674,850
Time Warner, Inc. (a) (b)	499,000	8,757,450

		37,753,876

Utilities (5.6%)
Dominion Resources, Inc. (b)	99,000	7,368,570
Duke Energy Corp. (b)	267,000	7,478,670
FPL Group, Inc. (b)	50,000	2,007,500
NiSource, Inc. (b)	493,100	11,237,749
TXU Corp. (b)	46,800	3,726,684
Xcel Energy, Inc.	396,275	6,808,005

		38,627,178

Total Common Stocks (Cost $506,844,674)		670,948,818

Repurchase Agreement (2.8%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with maturity value of $19,617,186 (Collateralized fully by U.S. Government Agencies)	$19,615,796	19,615,796

Total Repurchase Agreement (Cost $19,615,796)		19,615,796

Securities Held as Collateral for Securities on Loan (30.9%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	214,576,144	214,576,144

Total Securities Held as Collateral for Securities on Loan (Cost $214,576,144)		214,576,144

Total Investments (Cost $741,036,714) — 130.6%		905,140,758
Net other assets (liabilities) — (30.6)%		(212,240,693)

Net Assets — 100.0%		$692,900,065

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.

See accompanying notes to the financial statements.

Large Company Growth Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (95.9%)
Consumer Discretionary (13.3%)
Best Buy, Inc. (b)	18,219	$984,008
Chico’s FAS, Inc. (a) (b)	207,584	5,866,324
Coach, Inc. (a)	85,000	4,813,550
eBay, Inc. (a)	40,000	1,490,400
Harley-Davidson, Inc. (b)	90,000	5,198,400
Hershey Foods Corp. (b)	91,000	5,501,860
Home Depot, Inc.	98,681	3,773,561
Starbucks Corp. (a)	94,000	4,856,040
Target Corp.	170,000	8,503,401
Toll Brothers, Inc. (a) (b)	24,468	1,929,302
Viacom Inc. — Class B	26,283	915,437
Walt Disney Co. (The) (b)	62,465	1,794,619
Williams-Sonoma, Inc. (a) (b)	108,000	3,969,000

		49,595,902

Consumer Staples (12.1%)
Coca-Cola Co.	133,325	5,555,653
CVS Corp.	71,900	3,783,378
Estee Lauder Co., Inc. (The) — Class A	173,000	7,781,540
PepsiCo, Inc.	176,900	9,381,007
Procter & Gamble Co. (b)	176,000	9,328,000
Sysco Corp. (b)	157,800	5,649,240
Wal-Mart Stores, Inc. (b)	77,000	3,858,470

		45,337,288

Energy (2.2%)
Anadarko Petroleum Corp.	29,500	2,244,950
Apache Corp.	33,500	2,051,205
Baker Hughes, Inc.	13,500	600,615
Devon Energy Corp.	20,000	955,000
Sunoco, Inc.	11,250	1,164,600
Valero Energy Corp.	16,000	1,172,320

		8,188,690

Financials (5.0%)
American Express Co. (b)	143,000	7,345,910
American International Group, Inc.	64,838	3,592,674
Citigroup, Inc.	21,037	945,403
Franklin Resources, Inc.	25,963	1,782,360
J.P. Morgan Chase & Co.	53,222	1,841,481
Morgan Stanley	33,500	1,917,875
PNC Financial Services Group	24,500	1,261,260

		18,686,963

Health Care (27.6%)
Abbott Laboratories	91,000	4,242,420
Amgen, Inc. (a)	89,942	5,235,524
Becton, Dickinson & Co.	150,000	8,763,000
Caremark Rx, Inc. (a) (b)	58,000	2,307,240
Genentech, Inc. (a) (b)	45,000	2,547,450
Genzyme Corp. (a) (b)	80,000	4,579,200
Gilead Sciences, Inc. (a)	133,669	4,785,350
GlaxoSmithKline plc — ADR (b)	176,300	8,095,696
HCA, Inc.	34,056	1,824,380
Johnson & Johnson (b)	259,000	17,394,439
Medtronic, Inc. (b)	127,000	6,470,650
Pfizer, Inc.	275,000	7,224,250
Quest Diagnostics, Inc. (b)	84,000	8,830,920
St. Jude Medical, Inc. (a)	75,000	2,700,000
UnitedHealth Group, Inc. (b)	125,000	11,922,499

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Health Care, continued
WellPoint, Inc. (a)	31,210	$3,912,174
Wyeth	50,000	2,109,000

		102,944,192

Industrials (8.5%)
Danaher Corp. (b)	20,000	1,068,200
FedEx Corp.	78,000	7,328,100
General Electric Co.	163,000	5,877,780
Honeywell International, Inc.	65,000	2,418,650
Illinois Tool Works, Inc. (b)	41,500	3,715,495
Masco Corp. (b)	42,000	1,456,140
Tyco International, Ltd. (b)	128,000	4,326,400
United Technologies Corp.	53,500	5,438,810

		31,629,575

Information Technology (25.9%)
Adobe Systems, Inc. (b)	120,000	8,060,400
Affiliated Computer Services, Inc. — Class A (a) (b)	125,000	6,655,000
Analog Devices, Inc. (b)	52,000	1,879,280
Cisco Systems, Inc. (a) (b)	586,000	10,483,540
Dell, Inc. (a)	291,000	11,180,219
Flextronics International, Ltd. (a) (b)	175,000	2,107,000
Getty Images, Inc. (a)	26,200	1,863,082
IBM Corp.	40,000	3,655,200
Intel Corp.	398,350	9,253,671
Linear Technology Corp.	48,250	1,848,458
Microsoft Corp.	520,500	12,580,484
Motorola, Inc. (b)	220,000	3,293,400
Oracle Corp. (a)	510,000	6,364,800
QUALCOMM, Inc.	49,250	1,805,013
SAP — ADR (b)	195,000	7,815,600
Texas Instruments, Inc.	310,000	7,901,900

		96,747,047

Materials (1.3%)
Alcoa, Inc. (b)	65,000	1,975,350
Phelps Dodge Corp. (b)	30,000	3,051,900

		5,027,250

Total Common Stocks (Cost $306,181,331)		358,156,907

Repurchase Agreement (4.9%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with maturity value of $18,345,242 (Collateralized fully by U.S. Government Agencies)	$18,343,943	18,343,943

Total Repurchase Agreement (Cost $18,343,943)		18,343,943

Securities Held as Collateral for Securities on Loan (34.2%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	128,034,860	128,034,860

Total Securities Held as Collateral for Securities on Loan (Cost $128,034,860)		128,034,860

Total Investments (Cost $452,560,134) — 135.0%		504,535,710
Net other assets (liabilities) — (35.0)%		(130,939,431)

Net Assets — 100.0%		$373,596,279

Continued

Large Company Growth Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 – Security Loans.

ADR — American Depository Receipt.

See accompanying notes to the financial statements.

Mid Cap Value Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (95.9%)
Consumer Discretionary (11.5%)
Advance Auto Parts, Inc. (a)	42,000	$2,118,900
American Greetings Corp. — Class A (b)	122,000	3,108,560
Cato Corp. — Class A	66,000	2,128,500
Circuit City Stores, Inc.	75,000	1,203,750
Genuine Parts Co.	99,000	4,305,510
Knight-Ridder, Inc. (b)	46,000	3,093,500
Media General, Inc. — Class A	22,900	1,416,365
Outback Steakhouse, Inc.	69,000	3,159,510
Pier 1 Imports, Inc. (b)	120,000	2,187,600
Sovran Self Storage, Inc., REIT	50,000	1,981,500

		24,703,695

Consumer Staples (5.8%)
BJ’s Wholesale Club, Inc. (a) (b)	65,000	2,018,900
Ruddick Corp.	80,000	1,852,000
Sensient Technologies Corp.	115,000	2,479,400
SUPERVALU, Inc. (b)	125,000	4,168,750
UST, Inc. (b)	39,000	2,016,300

		12,535,350

Energy (9.6%)
Burlington Resources, Inc.	105,000	5,257,350
Kerr-McGee Corp.	91,000	7,128,030
Sunoco, Inc. (b)	61,900	6,407,888
Tidewater, Inc. (b)	50,000	1,943,000

		20,736,268

Financials (20.4%)
Ambac Financial Group, Inc.	30,000	2,242,500
American Capital Strategies, Ltd. (b)	44,000	1,382,040
Arthur J. Gallagher & Co.	150,000	4,320,000
City Holding Co.	50,000	1,476,750
Commerce Bancshares, Inc.	50,400	2,429,280
Compass Bancshares, Inc.	125,000	5,675,000
Edwards (A.G.), Inc. (b)	70,000	3,136,000
Equity Inns, Inc., REIT	140,000	1,544,200
Erie Indemnity Co. — Class A	42,000	2,189,040
First American Corp.	180,000	5,929,200
First Horizon Natl Corp Com	50,000	2,039,500
First Industrial Realty Trust, REIT	52,000	1,967,160
Jefferson-Pilot Corp. (b)	103,000	5,052,150
Mercantile Bankshares Corp.	90,000	4,577,400

		43,960,220

Health Care (8.5%)
AmerisourceBergen Corp. (b)	55,000	3,150,950
C.R. Bard, Inc.	31,000	2,110,480
Becton, Dickinson & Co.	36,000	2,103,120
Mentor Corp.	119,000	3,819,900
Mylan Laboratories, Inc.	215,000	3,809,800
Perrigo Co. (b)	115,000	2,202,250
Watson Pharmaceuticals, Inc. (a) (b)	36,000	1,106,280

		18,302,780

Industrials (12.1%)
AMB Property Corp., REIT	28,000	1,058,400
American Power Conversion Corp. (b)	150,000	3,916,500
Banta Corp. (b)	57,000	2,439,600
Burlington Northern Santa Fe Corp.	39,000	2,103,270
Catellus Development Corp.	38,000	1,012,700

	Shares	Fair Value
Common Stocks, continued
Industrials, continued
Griffon Corp. (a) (b)	93,000	$1,991,130
L-3 Communications Holdings, Inc.	42,100	2,989,942
Lincoln Electric Holdings, Inc.	70,000	2,105,600
Pall Corp.	50,000	1,356,000
Parker-Hannifin Corp. (b)	60,000	3,655,200
R.R. Donnelley & Sons Co.	105,000	3,320,100

		25,948,442

Information Technology (10.1%)
Activision, Inc. (a)	219,000	3,241,200
Andrew Corp. (a) (b)	199,000	2,330,290
AVX Corp.	130,000	1,592,500
Check Point Software Technologies, Ltd. (a) (b)	75,000	1,630,500
Checkpoint Systems, Inc. (a) (b)	99,000	1,671,120
National Semiconductor Corp.	120,000	2,473,200
Paychex, Inc. (b)	44,000	1,444,080
Storage Technology Corp. (a) (b)	59,000	1,817,200
SunGard Data Systems, Inc. (a) (b)	125,000	4,312,500
Sybase, Inc. (a) (b)	70,000	1,292,200

		21,804,790

Materials (9.1%)
Albemarle Corp.	103,000	3,745,080
Martin Marietta Materials, Inc.	44,000	2,460,480
Praxair, Inc.	100,000	4,786,000
Rayonier, Inc. (b)	49,000	2,426,970
Sonoco Products Co. (b)	75,000	2,163,750
Worthington Industries, Inc. (b)	205,000	3,952,400

		19,534,680

Telecommunication Services (1.3%)
UTStarcom, Inc. (a) (b)	120,000	1,314,000
Wireless Facilities, Inc. (a) (b)	240,000	1,500,000

		2,814,000

Utilities (7.5%)
Consolidated Edison, Inc. (b)	69,000	2,910,420
FPL Group, Inc. (b)	96,000	3,854,400
National Fuel Gas Co.	229,000	6,547,110
Piedmont Natural Gas Company, Inc.	123,800	2,852,352

		16,164,282

Total Common Stocks (Cost $150,576,688)		206,504,507

Repurchase Agreement (4.2%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with maturity value of $9,068,988 (Collateralized fully by U.S. Government Agencies)	$9,068,346	9,068,346

Total Repurchase Agreement (Cost $9,068,346)		9,068,346

Securities Held as Collateral for Securities on Loan (28.6%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	61,560,148	61,560,148

Total Securities Held as Collateral for Securities on Loan (Cost $61,560,148)		61,560,148

Continued

Mid Cap Value Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Shares	Fair Value
Total Investments (Cost $221,205,182) — 128.7%		$277,133,001
Net other assets (liabilities) — (28.7)%		(61,872,889)

Net Assets — 100.0%		$215,260,112

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.

REIT — Real Estate Investment Trust.

See accompanying notes to the financial statements.

Mid Cap Growth Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (98.3%)
Consumer Discretionary (22.1%)
American Eagle Outfitters, Inc. (b)	94,000	$2,777,700
Chico’s FAS, Inc. (a) (b)	36,000	1,017,360
Coach, Inc. (a)	60,000	3,397,800
Getty Images, Inc. (a) (b)	27,500	1,955,525
Gol-Linhas Aereas Inteligentes — ADR (a) (b)	49,000	1,231,370
Harman International Industries, Inc.	14,500	1,282,670
Hilton Hotels Corp.	100,000	2,235,000
PETsMART, Inc.	48,000	1,380,000
Royal Caribbean Cruises, Ltd. (b)	28,000	1,251,320
Staples, Inc.	51,000	1,602,930
Starbucks Corp. (a)	24,000	1,239,840
Starwood Hotels & Resorts Worldwide, Inc. (b)	55,000	3,301,650
Toll Brothers, Inc. (a) (b)	25,000	1,971,250
Urban Outfitters, Inc. (a)	78,000	3,741,660

		28,386,075

Consumer Staples (1.8%)
United Natural Foods, Inc. (a) (b)	81,000	2,319,030

Energy (6.3%)
Baker Hughes, Inc. (b)	23,000	1,023,270
Chesapeake Energy Corp. (b)	73,500	1,612,590
National-Oilwell, Inc. (a) (b)	35,000	1,634,500
Weatherford International, Ltd. (a) (b)	28,000	1,622,320
XTO Energy, Inc. (b)	66,666	2,189,311

		8,081,991

Financials (7.4%)
Aetna, Inc. (a) (b)	34,000	2,548,300
HDFC Bank, Ltd.	32,500	1,365,975
Legg Mason, Inc. (b)	25,500	1,992,570
Providian Financial Corp. (a) (b)	115,000	1,973,400
T. Rowe Price Group, Inc. (b)	27,000	1,603,260

		9,483,505

Health Care (17.5%)
Caremark Rx, Inc. (a) (b)	55,000	2,187,900
Celgene Corp. (a) (b)	49,000	1,668,450
Cerner Corp. (a) (b)	28,500	1,496,535
Community Health Systems, Inc. (a)	58,000	2,024,780
Cooper Companies, Inc. (The) (b)	23,000	1,676,700
Covance, Inc. (a)	42,500	2,023,425
Dade Behring Holdings, Inc. (a)	32,000	1,885,760
Fisher Scientific International, Inc. (a) (b)	25,000	1,423,000
Genzyme Corp. (a)	29,500	1,688,580
Kinetic Concepts, Inc. (a)	26,000	1,550,900
Patterson Companies, Inc. (a) (b)	33,000	1,648,350
Renal Care Group, Inc. (a)	52,000	1,972,880
Varian Medical Systems, Inc. (a) (b)	35,000	1,199,800

		22,447,060

Industrials (12.7%)
Canadia Pacific Railway, Ltd.	54,000	1,942,380
Fastenal Co. (b)	26,000	1,438,060
J.B. Hunt Transport Services, Inc.	44,500	1,947,765
MSC Industrial Direct Company, Inc. — Class A	57,000	1,741,920

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials, continued
Norfolk Southern Corp.	58,500	$2,167,425
Precision Castparts Corp. (b)	24,000	1,848,240
Rockwell Automation, Inc. (b)	57,000	3,228,480
Yellow Roadway Corp. (a) (b)	35,000	2,048,900

		16,363,170

Information Technology (20.8%)
Adobe Systems, Inc. (b)	23,000	1,544,910
Alliance Data Systems Corp. (a) (b)	39,000	1,575,600
Amphenol Corp. — Class A (b)	50,000	1,852,000
Apple Computer, Inc. (a)	75,000	3,125,250
ATI Technologies, Inc. (a)	78,000	1,346,280
AutoDesk, Inc.	90,000	2,678,400
Cognizant Technology Solutions Corp. (a) (b)	67,000	3,095,400
Comverse Technology, Inc. (a) (b)	102,000	2,572,440
F5 Networks, Inc. (a) (b)	38,000	1,918,620
FLIR Systems, Inc. (a) (b)	43,000	1,302,900
Lam Research Corp. (a) (b)	57,000	1,645,020
Marvell Technology Group, Ltd. (a) (b)	64,000	2,453,760
Tessera Technologies, Inc. (a) (b)	39,000	1,685,970

		26,796,550

Materials (5.4%)
Cytec Industries, Inc. (b)	18,000	976,500
Florida Rock Industries, Inc. (b)	33,000	1,941,060
Massey Energy Co. (b)	40,000	1,601,600
Peabody Energy Corp.	51,000	2,364,360

		6,883,520

Telecommunication Services (4.3%)
American Tower Corp. — Class A (a) (b)	87,000	1,586,010
Nextel Partners, Inc. — Class A (a) (b)	92,000	2,020,320
SpectraSite, Inc. (a)	33,000	1,913,010

		5,519,340

Total Common Stocks (Cost $91,987,994)		126,280,241

Repurchase Agreement (1.9%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with maturity value of $2,468,582 (Collateralized fully by U.S. Government Agencies)	$2,468,407	2,468,407

Total Repurchase Agreement (Cost $2,468,407)		2,468,407

Securities Held as Collateral for Securities on Loan (44.8%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	57,527,650	57,527,650

Total Securities Held as Collateral for Securities on Loan (Cost $57,527,650)		57,527,650

Total Investments (Cost $151,984,051) — 145.0%		186,276,298
Net other assets (liabilities) — (45.0)%		(57,762,804)

Net Assets — 100.0%		$128,513,494

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.

See accompanying notes to the financial statements.

Small Company Value Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (95.2%)
Consumer Discretionary (18.4%)
American Eagle Outfitters, Inc.	15,130	$447,092
BorgWarner, Inc.	15,420	750,646
CEC Entertainment, Inc. (a) (b)	19,287	705,904
Deb Shops, Inc.	32,284	911,054
Inter Parfums, Inc. (b)	40,800	587,520
Lone Star Steakhouse & Saloon, Inc.	13,000	375,765
M.D.C. Holdings, Inc. (b)	6,110	425,562
Michaels Stores, Inc. (b)	16,854	611,800
Movie Gallery (b)	23,500	673,980
Nautilus Group, Inc.	31,996	760,225
OshKosh B’Gosh, Inc. — Class A	14,411	439,536
Payless ShoeSource, Inc. (a) (b)	34,300	541,597
Polaris Industries, Inc. (b)	8,616	605,102
Saucony Inc. Class B	26,995	618,725
Standard Motor Products, Inc.	39,800	465,660
Stanley Furniture Company, Inc.	19,137	904,797
Strattec Security Corp. (a)	16,207	868,371
The Talbots, Inc.	20,883	667,838
Zale Corp. (a)	12,696	377,325

		11,738,499

Consumer Staples (1.8%)
Fresh Del Monte Produce, Inc.	25,321	772,797
Sensient Technologies Corp.	18,800	405,328

		1,178,125

Energy (8.8%)
Berry Petroleum Co. — Class A	10,568	543,724
Cabot Oil & Gas Corp.	16,244	895,857
Forest Oil Corp. (a) (b)	28,606	1,158,543
Newfield Exploration Co. (a)	9,875	733,318
Oceaneering International, Inc. (a)	22,712	851,700
Oil States International, Inc. (a)	40,919	840,885
Teekay Shipping Corp.	12,932	581,293

		5,605,320

Financials (27.2%)
AmerUs Group Co. (b)	21,948	1,037,043
Assured Guaranty, Ltd.	37,500	673,125
BRE Properties, Inc. — Class A (b)	20,570	726,121
CNA Surety Corp. (a)	100,840	1,371,423
Colonial BancGroup, Inc.	42,960	881,539
Dime Community Bancshares	47,832	727,046
Downey Financial Corp.	12,280	755,588
First State Bancorp	51,016	865,997
FirstFed Financial Corp. (a)	13,749	701,336
Getty Realty Corp.	10,570	270,064
Heritage Property Investment Trust	23,680	702,822
Hilb, Rogal & Hamilton Co.	17,092	611,894
Hub International, Ltd.	40,076	773,467
InnKeepers USA Trust	68,492	884,232
Investment Technology Group, Inc. (a)	44,010	770,175
IPC Holdings, Ltd. (b)	21,150	830,772
Midland Co. (The)	22,842	719,751
Mills Corp. (The), REIT (b)	11,244	594,808
NewAlliance Bancshares, Inc.	49,906	698,684
Peoples Bancorp, Inc.	26,534	713,765
Phoenix Companies, Inc. (The) (b)	46,500	594,270
Protective Life Corp.	19,182	753,853
Triad Guaranty, Inc. (a)	12,920	679,721

		17,337,496

	Shares	Fair Value
Common Stocks, continued
Health Care (5.9%)
Allied Healthcare International, Inc. (a)	64,000	$400,000
AMERIGROUP Corp. (a) (b)	18,224	666,269
Invacare Corp.	8,604	383,997
Owens & Minor, Inc.	14,743	400,272
Pediatrix Medical Group, Inc. (a) (b)	7,184	492,751
Renal Care Group, Inc. (a)	21,682	822,615
Sierra Health Services, Inc. (a) (b)	9,705	619,567

		3,785,471

Industrials (15.3%)
Briggs & Stratton Corp. (b)	13,924	506,973
Curtiss-Wright Corp.	15,140	862,981
EMCOR Group, Inc (a)	8,502	398,064
Esterline Technologies Corp. (a)	17,700	611,535
Gardner Denver, Inc. (a)	18,240	720,662
Genlyte Group (a)	6,470	582,106
Gorman-Rupp Co.	20,225	434,029
Granite Construction, Inc.	30,260	794,930
Insituform Technologies, Inc. — Class A (a)	24,732	358,861
Kaydon Corp. (b)	21,355	670,547
Moog, Inc. — Class A (a)	16,000	723,200
Mueller Industries, Inc.	22,035	620,285
Oshkosh Truck Corp.	6,720	550,973
Regal-Beloit Corp. (b)	24,538	706,449
Universal Forest Products, Inc.	15,184	589,898
Woodward Governor Co.	9,432	676,274

		9,807,767

Information Technology (7.3%)
Exar Corp. (a)	28,912	387,421
Imation Corp. (b)	32,155	1,117,386
Intersil Corp. — Class A (b)	14,530	251,660
KEMET Corp. (a)	22,288	172,732
Perot Systems Corp. — Class A (a)	43,900	590,016
Register.com, Inc. (a)	117,023	686,925
Rimage Corp. (a)	31,720	629,642
SBS Technologies, Inc. (a)	25,720	286,778
Wilson Greatbatch Technologies, Inc. (a)	30,000	547,200

		4,669,760

Materials (4.7%)
Cambrex Corp.	12,468	265,568
Gibraltar Industries, Inc.	27,027	592,972
Glatfelter	56,645	835,514
Minerals Technologies, Inc.	9,968	655,695
Spartech Corp.	32,440	643,934

		2,993,683

Telecommunication Services (1.4%)
Commscope, Inc. (a) (b)	43,500	650,760
Emmis Communications Corp. — Class A (a) (b)	12,300	236,406

		887,166

Utilities (4.4%)
AGL Resources, Inc.	17,610	615,117
Nicor, Inc. (b)	9,830	364,595
Empire District Electric Co. (The)	31,760	738,737
Laclede Group, Inc. (The)	15,368	448,746
UIL Holdings Corp.	12,666	641,533

		2,808,728

Total Common Stocks (Cost $44,179,878)		60,812,015

Continued

Small Company Value Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Exchange Traded Funds (1.9%)
IShares Russell 2000 Index Fund (b)	4,800	$585,120
Ishares Russell 2000 Value Fund (b)	3,500	642,600

Total Exchange Traded Funds (Cost $1,009,989)		1,227,720

Corporate Bonds (0.3%)
Mueller Industries, Inc., 6.00%, 11/1/14, Callable 6/1/05 @ 105	$187,000	180,923

Total Corporate Bonds (Cost $187,000)		180,923

Repurchase Agreement (2.6%)
U.S. Bank N.A., 2.55%, dated 3/31/05 maturing 4/1/05, with maturity value of $1,661,136 (Collateralized fully by U.S. Government Agencies)	1,661,018	1,661,018

Total Repurchase Agreement (Cost $1,661,018)		1,661,018

	Shares	Fair Value
Securities Held as Collateral for Securities on Loan (21.7%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	13,887,696	$13,887,696

Total Securities Held as Collateral for Securities on Loan (Cost $13,887,696)		13,887,696

Total Investments (Cost $60,738,581) — 121.7%		77,769,372
Net other assets (Liabilities) — (21.7)%		(13,869,821)

Net Assets — 100%		$63,899,551

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.

REIT — Real Estate Investment Trust.

See accompanying notes to the financial statements.

Small Company Growth Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (98.0%)
Consumer Discretionary (13.9%)
American Eagle Outfitters, Inc.	52,000	$1,536,600
Aztar Corp. (a) (b)	50,000	1,428,000
Finish Line, Inc.(The) — Class A	88,578	2,050,581
Lions Gate Entertainment (a)	105,000	1,160,250
Quiksilver, Inc. (a) (b)	39,000	1,132,170
RARE Hospitality International, Inc. (a)	32,000	988,160
Red Robin Gourmet Burgers, Inc. (a)	38,000	1,934,580
Standard Pacific Corp.	25,500	1,840,845
True Religion Apparel, Inc.	60,000	741,000

		12,812,186

Consumer Staples (1.5%)
United Natural Foods, Inc. (a) (b)	48,000	1,374,240

Energy (5.6%)
Atwood Oceanics, Inc. (a)	39,020	2,596,391
Pioneer Drilling Co. (a)	118,000	1,624,860
Todco (a)	37,000	956,080

		5,177,331

Financials (5.2%)
Fidelity Bankshares, Inc.	46,000	1,057,080
Horace Mann Educators Corp.	73,232	1,299,136
InnKeepers USA Trust	102,000	1,316,820
Prosperity Bancshares, Inc.	44,000	1,165,560

		4,838,596

Health Care (19.9%)
Amedisys, Inc. (a)	35,000	1,058,750
AMERIGROUP Corp. (a) (b)	38,500	1,407,560
Bone Care International, Inc. (a)	55,000	1,426,700
Centene Corp. (a) (b)	46,500	1,394,535
Chemed Corp. (b)	19,000	1,453,120
Cutera, Inc. (a)	50,000	964,000
Immucor, Inc. (a)	50,000	1,509,500
LifePoint Hospitals, Inc. (a) (b)	31,000	1,359,040
Palomar Medical Technologies, Inc. (a) (b)	28,926	780,134
Pra International (a)	60,000	1,615,801
Renal Care Group, Inc. (a)	39,000	1,479,660
Serologicals Corp. (a) (b)	46,500	1,136,460
SFBC International, Inc. (a) (b)	41,000	1,444,840
Sierra Health Services, Inc. (a) (b)	21,347	1,362,792

		18,392,892

Industrials (14.3%)
A.S.V., Inc. (a)	41,000	1,625,445
Forward Air Corp.	48,030	2,045,117
Kennametal, Inc.	28,818	1,368,567
Labor Ready, Inc. (a) (b)	76,000	1,417,400
Moog, Inc. — Class A (a)	34,000	1,536,800
Superior Energy Services, Inc. (a)	103,000	1,771,600
UTI Worldwide, Inc.	26,000	1,805,700
Waste Connections, Inc. (a)	46,000	1,598,500

		13,169,129

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Information Technology (27.3%)
American Science & Engineering (a)	30,000	$1,341,300
ANSYS, Inc. (a)	46,424	1,588,165
Anteon International Corp. (a)	39,000	1,518,270
Benchmark Electronics, Inc. (a) (b)	45,000	1,432,350
Equinix, Inc. (a) (b)	40,000	1,693,600
F5 Networks, Inc. (a) (b)	48,310	2,439,171
Greenfield Online, Inc. (a)	60,000	1,179,000
Harmonic, Inc. (a)	132,000	1,261,920
Hyperion Solutions Corp. (a) (b)	32,751	1,444,647
InfoSpace, Inc. (a)	24,000	979,920
Intermagnetics General Corp. (a)	48,030	1,169,050
MICROS Systems, Inc. (a)	36,154	1,327,213
Microsemi Corp. (a)	60,000	977,400
RADWARE, Ltd. (a)	75,000	1,760,250
Tessera Technologies, Inc. (a)	37,000	1,599,510
THQ Inc. (a)	83,704	2,355,431
Trimble Navigation, Ltd. (a) (b)	33,548	1,134,258

		25,201,455

Materials (5.1%)
Airgas, Inc. (b)	61,000	1,457,290
Cytec Industries, Inc. (b)	20,000	1,085,000
Foundation Coal Holdings, Inc.	58,000	1,363,580
Hercules, Inc. (a)	54,000	781,920

		4,687,790

Telecommunication Services (5.2%)
Alamosa Holdings, Inc. (a) (b)	186,060	2,171,320
Comtech Telecommunications Corp. (a) (b)	50,000	2,605,000

		4,776,320

Total Common Stocks (Cost $70,798,074)		90,429,939

Repurchase Agreement (2.5%)
U.S. Bank N.A., 2.55%, dated 12/31/04, maturing 4/1/05, with maturity value of $2,337,307 (Collateralized fully by U.S. Government Agencies)	$2,337,141	2,337,141

Total Repurchase Agreement (Cost $2,337,141)		2,337,141

Securities Held as Collateral for Securities on Loan (23.3%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	21,536,162	21,536,162

Total Securities Held as Collateral for Securities on Loan (Cost $21,536,162)		21,536,162

Total Investments (Cost $94,671,377) — 123.8%		114,303,242
Net other assets (liabilities) — (23.8)%		(21,958,427)

Net Assets — 100.0%		$92,344,815

(a)	Represents non-income producing securities.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.

See accompanying notes to the financial statements.

Special Opportunities Equity Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (86.0%)
Commercial Services (6.0%)
Cendant Corp.	236,500	$4,857,710
WCI Communities, Inc. (a)	162,740	4,895,219

		9,752,929

Consumer Discretionary (23.2%)
Anheuser-Busch Companies, Inc.	114,800	5,440,372
Costco Wholesale Corp.	137,700	6,083,586
Hain Celestial Group, Inc. (a)	245,718	4,580,184
Lexmark International Group, Inc. (a)	76,100	6,085,718
News Corp. — Class A	257,784	4,361,705
Smithfield Foods, Inc. (a)	187,200	5,906,160
YUM! Brands, Inc.	103,000	5,336,430

		37,794,155

Energy (10.5%)
Apache Corp.	98,400	6,025,032
Pioneer Natural Resources Co.	120,435	5,144,983
Weatherford International, Ltd. (a)	102,030	5,911,618

		17,081,633

Financials (10.0%)
Allstate Corp.	89,800	4,854,588
MBIA, Inc.	105,100	5,494,628
PHH Corp. (a)	9,800	214,326
Wells Fargo & Co.	94,400	5,645,120

		16,208,662

Health Care (17.3%)
Coventry Health Care, Inc. (a)	89,500	6,098,530
Laboratory Corporation of America Holdings (a)	97,700	4,709,140
Manor Care, Inc.	164,000	5,963,040
MedCath Corp. (a)	221,672	6,494,990
Watson Pharmaceuticals, Inc. (a)	160,500	4,932,165

		28,197,865

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials (2.8%)
L-3 Communications Holdings, Inc.	63,900	$4,538,178

Information Technology (13.8%)
Comcast Corp. — Class A (a)	166,245	5,615,756
Fair Issac Corp.	147,910	5,094,020
First Data Corp.	149,100	5,861,121
VERITAS Software Corp. (a)	253,585	5,888,244

		22,459,141

Insurance (2.4%)
Markel Corp. (a)	11,710	4,042,409

Total Common Stocks (Cost $115,847,604)		140,074,972

Investment Companies (0.4%)
Morgan Stanley Quality Municipal Income Trust	35,800	474,350
Van Kampen Trust for Investment Grade Municipals	10,000	145,700

Total Investment Companies (Cost $612,642)		620,050

Repurchase Agreement (13.9%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with a maturity value of $22,580,093 (Collateralized fully by U.S. Government Agencies)	$22,578,493	22,578,493

Total Repurchase Agreement (Cost $22,578,493)		22,578,493

Total (Cost $139,038,739) — 100.3%		163,273,515
Net other assets (liabilities) — (0.3)%		(537,353)

Net Assets — 100.0%		$162,736,162

(a)	Represents non-income producing securities.

See accompanying notes to the financial statements.

International Equity Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (98.4%)
Australia (3.6%)
Banks (1.5%)
Australia & New Zeland Banking Group, Ltd.	105,894	$1,688,017
National Australia Bank, Ltd.	85,737	1,879,050

		3,567,067

Property & Causulty Insurance (1.1%)
QBE Insurance Group, Ltd.	220,734	2,540,860

Specialty Retail & Food Products (0.4%)
Woolworths, Ltd.	74,173	920,317

Transportation (0.6%)
Qantas Airways, Ltd. (b)	554,291	1,521,188

		8,549,432

Austria (1.1%)
Telecommunications (1.1%)
Telekom Austria AG	131,166	2,567,715

Belgium (2.2%)
Banking & Insurance Services (1.7%)
Fortis	89,220	2,542,368
KBC Groupe SA	19,133	1,613,537

		4,155,905

Chemicals (0.5%)
Solvay SA	9,211	1,098,012

		5,253,917

Bermuda (0.3%)
Manufacturing — Consumer Goods (0.3%)
Yue Yuen Industrial Holdings, Ltd.	287,000	816,919

Brazil (0.3%)
Oil & Gas (0.3%)
Petroleo Brasileiro SA — ADR	17,700	781,986

Finland (2.5%)
Paper & Related Products (1.1%)
UPM — Kymmene, Oyj	117,200	2,598,198

Telecommunications (1.4%)
Nokia, Oyj	227,800	3,532,103

		6,130,301

France (10.0%)
Banks (1.6%)
BNP Paribas SA	54,150	3,836,517

Beverages — Wine & Spirits (0.3%)
Pernod — Ricard	5,246	732,474

Diversified Operations (0.4%)
LVMH Moet Hennessy Louis Vuitton SA	13,206	987,861

Oil & Gas (3.5%)
Total SA	34,759	8,133,792

Pharmaceuticals (1.7%)
Sanofi-Aventis SA	49,928	4,210,561

Real Estate (0.6%)
Unibail	12,804	1,518,021

Retail — Diversified (0.2%)
Christian Dior Sa	7,200	525,053

Telecommunications (1.7%)
France Telecom SA	138,399	4,144,703

		24,088,982

	Shares	Fair Value
Common Stocks, continued
Germany (2.2%)
Automobiles & Trucks (1.0%)
Bayerische Motoren Werke AG	27,804	$1,261,246
Volkswagen AG	22,565	1,074,203

		2,335,449

Banking & Finance (0.5%)
Deutsche Postbank AG	28,486	1,308,063

Biotechnology (0.6%)
Fresenius Medical Care AG	18,980	1,537,888

Telecommunications (0.1%)
Premiere AG (a)	5,300	219,531

		5,400,931

Great Britain (30.8%)
Banks (8.9%)
Barclays PLC	544,517	5,565,534
Credit Suisse Group	123,824	5,314,579
HBOS PLC	123,329	1,922,283
HSBC Holdings PLC	123,616	1,954,782
Royal Bank of Scotland Group PLC	203,012	6,458,949

		21,216,127

Beverages — Wine/Spirits (1.5%)
Diageo PLC	255,766	3,604,788

Building & Construction (0.3%)
Balfour Beatty PLC	104,366	616,179

Distribution/Wholesale (0.6%)
Wolseley PLC	63,327	1,325,644

Diversified Operations/Commercial (1.2%)
GUS PLC	86,151	1,482,781
Rentokil Initial PLC	480,432	1,470,432

		2,953,213

Diversified Telecommunication Services (1.0%)
BT Group PLC	638,707	2,479,771

Electric — Distribution (1.3%)
National Grid Transco PLC	128,456	1,189,789
Scottish & Southern Energy PLC	116,823	1,945,579

		3,135,368

Electronic Parts — Distribution (0.4%)
Electrocomponents PLC	220,704	1,032,009

Insurance (1.7%)
Prudential Corp. PLC	438,083	4,187,984

Media (0.4%)
ITV PLC	350,010	843,119

Oil & Gas (3.7%)
BP PLC	679,548	7,041,981
Shell Transportation & Trading Co. PLC	198,824	1,784,270

		8,826,251

Pharmaceuticals (0.8%)
AstraZeneca Group PLC	47,342	1,865,774

Retail — Building (1.1%)
Kingfisher PLC	497,315	2,713,012

Retail — Consumer Electronics (0.5%)
Kesa Electricals PLC	228,100	1,302,536

Retail — Food (1.9%)
Tesco PLC	759,403	4,540,923

Continued

International Equity Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks, continued
Telecommunications (4.4%)
Vodafone Group PLC	3,533,006	$9,378,185
WPP Group PLC	110,473	1,257,510

		10,635,695

Tobacco (1.1%)
Gallaher Group PLC	179,106	2,554,790

		73,833,183

Hong Kong (1.4%)
Broadcasting (0.1%)
Television Broadcasts, Ltd.	65,000	327,529

Real Estate (1.1%)
Cheung Kong, Ltd.	138,000	1,225,302
Sun Hung Kai Properties, Ltd.	131,000	1,188,344

		2,413,646

Telecommunications (0.2%)
China Mobile (Hong Kong), Ltd. — ADR	35,800	587,478

		3,328,653

India (0.4%)
Banking & Insurance Services (0.4%)
ICICI Bank, Ltd. — ADR	47,000	973,840

Ireland (3.0%)
Banking & Finance (1.8%)
Bank of Ireland	285,391	4,495,366

Building & Construction (1.2%)
CRH PLC	107,790	2,832,571

		7,327,937

Israel (0.2%)
Pharmaceuticals (0.2%)
Teva Pharmaceutical Industries, Ltd. — ADR	16,300	505,300

Italy (2.5%)
Banking & Finance (1.4%)
UniCredito Italiano S.p.A.	548,952	3,223,897

Oil & Gas (1.1%)
Eni S.p.A.	104,817	2,721,831

		5,945,728

Japan (17.9%)
Automobiles & Trucks (3.0%)
Honda Motor Company, Ltd.	32,500	1,627,956
Mitsubishi Corp.	131,800	1,707,665
NGK Spark Plug Company, Ltd.	155,000	1,603,423
Nissan Motors Company, Inc.	207,300	2,125,113

		7,064,157

Banks (2.2%)
Sumitomo Mitsui Financial Group, Inc.	210	1,422,135
Sumitomo Trust & Banking Company, Ltd.	186,000	1,212,761
Takefuji Corp.	18,930	1,274,890
The Bank of Yokohama, Ltd.	208,000	1,268,896

		5,178,682

Broadcasting (0.2%)
SKY Perfect Communications, Inc.	498	387,419

Building — Residential/Commercial (0.7%)
Sekisui House, Ltd.	151,000	1,612,751

	Shares	Fair Value
Common Stocks, continued
Computers (0.2%)
Meitec Corp.	15,700	$547,717

Cosmetics & Toiletries (0.7%)
Kao Corp.	74,000	1,701,506

Diversified Chemicals (1.7%)
Nitto Denko Corp.	40,800	2,138,855
Shin-Etsu Chemical Company, Ltd.	51,000	1,931,440

		4,070,295

Electric Products (1.1%)
Funai Electric Company, Ltd.	11,100	1,368,798
Yokogawa Electric Corp.	103,000	1,395,047

		2,763,845

Electronic Components (1.8%)
Murata Manufacturing Company, Ltd.	22,800	1,222,891
NEC Electronics Corp.	11,300	527,028
Rohm Company, Ltd.	26,900	2,597,033

		4,346,952

Electronic Equipment (0.4%)
Yamaha Corp.	67,200	969,716

Industrial (0.7%)
East Japan Railway Co.	312	1,676,340

Office Equipment (1.2%)
Canon, Inc.	55,000	2,949,956

Oil & Gas (0.3%)
Tokyo Gas Company, Ltd.	193,000	777,725

Paper & Related Products (0.5%)
Nippon Unipac Holding	264	1,218,973

Photographic Products (0.6%)
Fuji Photo Film Company, Ltd.	38,900	1,422,396

Property & Causulty Insurance (0.9%)
Sompo Japan Insurance, Inc.	211,000	2,202,407

Retail (0.3%)
AEON Company, Ltd.	46,500	785,518

Telecommunications (1.5%)
NTT DoCoMo, Inc.	2,209	3,708,969

		43,385,324

Netherlands (7.9%)
Air Freight & Logistics (1.4%)
TPG NV	121,092	3,445,867

Banking & Finance (2.1%)
ABN AMRO Holding NV	202,206	5,017,467

Beverages (0.5%)
Heineken NV	36,810	1,275,596

Electronic Equipment (0.5%)
ASML Holding NV (a)	70,111	1,184,347

Electronics (0.6%)
Koninklijke (Royal) Philips Electronics NV	54,442	1,499,828

Publishing (2.1%)
Reed Elsevier NV	141,331	2,130,913
VNU NV	100,563	2,933,386

		5,064,299

Continued

International Equity Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks, continued
Telecommunications (0.7%)
Koninklijke (Royal) KPN NV	176,504	$1,578,891

		19,066,295

Norway (0.7%)
Telecommunications (0.7%)
Telenor ASA	186,000	1,672,820

Singapore (0.4%)
Financial Services (0.4%)
DBS Group Holdings, Ltd.	115,000	1,038,044

South Korea (0.3%)
Banks (0.3%)
Kookmin Bank — ADR	13,600	607,240

Sweden (1.6%)
Appliances (0.7%)
Electrolux AB — Class B	69,600	1,619,085

Banking & Finance (0.0%)
Svenska Handelsbanken AB — Class A	2,700	63,764

Building Materials (0.9%)
Sandvik Ab	51,100	2,124,530

		3,807,379

Switzerland (8.5%)
Biotechnology (0.5%)
Straumann Holding AG	5,587	1,209,489

Building Materials (0.9%)
Holcim, Ltd.	36,220	2,226,664

Commercial Services & Supplies (0.8%)
Adecco SA	35,372	1,942,444

Food Products (1.7%)
Nestle SA	14,713	4,024,431

Insurance (1.2%)
Swiss Re (a)	40,321	2,886,571

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Pharmaceuticals (3.4%)
Actelion, Ltd. (a)	13,258	$1,340,871
Novartis AG	27,227	1,269,865
Roche Holding AG	51,528	5,521,473

		8,132,209

		20,421,808

Taiwan (0.5%)
Electronic Components (0.2%)
United Microelectronics Corp. — ADR	139,300	469,441

Electronics (0.3%)
Taiwan Semiconductor Manufacturing Company, Ltd. — ADR	87,900	745,392

		1,214,833

Total Common Stocks (Cost $191,710,239)		236,718,567

Convertible Bond (0.3%)
Japan (0.3%)
Finance (0.3%)
SMFG Finance, Ltd., 2.25, 7/11/05 (c)	$36,000,000	775,380

Total Convertible Bond (Cost $296,694)		775,380

Investment Company (0.1%)
Bank of New York, Brussels	253,269	253,269

Total Investment Company (Cost $253,269)		253,269

Total Investments (Cost $192,260,202) — 98.8%		237,747,216
Net other assets (liabilities) — 1.2%		2,908,962

Net Assets — 100.0%		$240,656,178

(a)	Represents non-income producing securities.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be liquid.
(c)	Principal amount is disclosed as the face amount of the security in its local currency.

ADR — American Depository Receipt.

At March 31, 2005 the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value In USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	06/17/05	8,850,000	$16,703,579	$16,662,909	$40,670
Japanese Yen vs. U.S. Dollar	04/04/05	53,000,000	494,449	494,562	(113)
Swedish Krona vs. U.S. Dollar	04/04/05	3,070,000	434,444	434,205	239

Total Short Contracts			$17,632,472	$17,591,676	$40,976

Long
British Sterling Pound vs. U.S. Dollar	06/17/05	1,700,000	$3,235,355	$3,200,785	$(34,570)
British Sterling Pound vs. U.S. Dollar	06/17/05	750,000	1,432,519	1,416,966	(15,553)
British Sterling Pound vs. U.S. Dollar	06/17/05	1,700,000	3,241,220	3,211,789	(29,431)

Total Long Contracts			$7,909,094	$7,829,540	$(79,554)

See accompanying notes to the financial statements.

Short U.S. Government Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (4.9%)
Financial Services (4.9%)
BP Capital Markets, 2.625%, 3/15/07	$3,000,000	$2,928,297
General Electric Capital Corp., 5.375%, 3/15/07 (a)	2,000,000	2,043,244
Lehman Brothers Holdings, 4.00%, 1/22/08	1,000,000	987,017
Verizon Global Funding Corp., 6.75%, 12/1/05 (a)	3,000,000	3,058,782

Total Corporate Bonds (Cost $9,013,498)		9,017,340

Mortgage-Backed Securities (33.7%)
Federal Home Loan Mortgage Corp. (17.1%)
5.00%, 12/1/08, Pool # M80714	883,062	890,977
4.50%, 12/1/09, Pool # M80791	4,956,655	4,943,338
4.50%, 1/1/10, Pool # M80792	2,577,561	2,569,196
3.50%, 1/15/10, Pool # 2663	1,446,513	1,446,278
4.00%, 3/1/10, Pool # M80806	3,518,472	3,451,901
4.50%, 1/15/11, Pool # 2782	3,884,960	3,900,445
5.00%, 3/15/12, Series 2776 EK, CMO	736,001	736,913
6.50%, 5/1/13, Pool # E00548	422,546	442,096
2.25%, 4/15/16, Series 2613, Class — BM, CMO*	2,027,922	2,009,645
6.00%, 9/1/16, Pool # E01049	1,091,567	1,127,963
5.50%, 7/15/17, Series # 2808, Class — OK, CMO	4,750,000	4,843,336
6.00%, 4/15/18, Series 2504, Class — VB, CMO	4,997,734	5,096,313

		31,458,401

Federal National Mortgage Assoc. (15.9%)
3.50%, 3/25/09, Series 2003-92, CMO	3,585,807	3,582,734
4.50%, 8/25/09, Series 2003-3, Class — PA, CMO	881,408	882,839
4.50%, 1/1/10, Pool # 254626	2,151,649	2,142,701
2.00%, 1/25/11, Series 2003-83, Class — AP, CMO	2,669,815	2,646,981
4.50%, 9/25/12, Series 2003-82, Class — XJ, CMO	3,066,775	3,077,545
6.50%, 8/1/13, Pool # 251901	974,122	1,017,780
6.00%, 3/1/16, Pool # 253702	710,251	733,898
6.00%, 4/1/16, Pool # 535846	697,916	721,152
6.50%, 4/1/16, Pool # 253706	1,184,690	1,237,418
6.00%, 8/1/16, Pool # 545125	496,768	513,294
5.00%, 11/1/17, Pool # 254510	2,497,157	2,499,402
5.00%, 12/1/17, Pool # 254545	2,666,215	2,668,612
4.50%, 3/1/18, Pool # 555292	3,694,794	3,619,210
4.00%, 5/25/19, Series 2003 — 17, Class — QG, CMO	3,000,000	3,004,651
5.00%, 3/25/24, Series 2002 — 62, Class — QK, CMO	831,591	833,056
3.50%, 5/25/31, Series 2003 — 133, Class —PA, CMO	249,533	248,989

		29,430,262

Government National Mortgage Association (0.7%)
3.50%, 5/20/22, Series 2003 – 99, Class — PU, CMO	1,369,259	1,366,767

Total Mortgage-Backed Securities (Cost $62,800,386)		62,255,430

	Principal Amount	Fair Value
U.S. Government Agencies (47.4%)
Federal Farm Credit Bank (3.8%)
2.66%, 4/6/05 *	$5,000,000	$4,998,125
3.15%, 9/29/06, Callable 9/29/05 @ 100	2,000,000	1,977,524

		6,975,649

Federal Home Loan Bank (15.0%)
4.625%, 4/15/05, Series 306 (a)	2,000,000	2,001,204
1.79%, 6/17/05	3,000,000	2,992,035
2.25%, 12/15/05 (a)	3,000,000	2,973,390
5.125%, 3/6/06 (a)	4,000,000	4,054,788
2.875%, 9/15/06 (a)	5,000,000	4,932,950
2.50%, 4/5/07	3,000,000	2,914,287
3.625%, 11/14/08 (a)	8,000,000	7,821,152

		27,689,806

Federal Home Loan Mortgage Corp. (13.0%)
4.25%, 6/15/05 (a)	4,000,000	4,009,576
4.875%, 3/15/07 (a)	6,000,000	6,101,082
3.30%, 9/14/07, Callable 9/14/05 @ 100 (a)	5,000,000	4,908,875
3.25%, 2/25/08 (a)	4,000,000	3,900,444
3.50%, 4/1/08 (a)	5,000,000	4,899,455

		23,819,432

Federal National Mortgage Assoc. (14.0%)
7.00%, 7/15/05 (a)	450,000	455,019
4.75%, 1/2/07 (a)	5,000,000	5,057,760
2.625%, 1/19/07 (a)	4,000,000	3,906,680
3.75%, 5/17/07, Callable 5/17/05 @ 100 (a)	8,000,000	7,941,688
6.625%, 10/15/07 (a)	8,000,000	8,482,400

		25,843,547

Student Loan Marketing Association (1.6%)
2.87%, Series MTN, 4/25/06 **	3,000,000	3,005,256

Total U.S. Government Agencies (Cost $88,554,240)		87,333,690

U.S. Treasury Notes (9.0%)
2.625%, 11/15/06	1,500,000	1,474,512
5.50%, 2/15/08	5,000,000	5,213,085
5.625%, 5/15/08	3,000,000	3,144,258
3.25%, 8/15/08	5,000,000	4,879,690
3.875%, 1/15/09	1,744,095	1,923,390

Total U.S. Treasury Notes (Cost $16,910,688)		16,634,935

Municipal Bonds (1.6%)
New York City, 2.50%, 8/1/05	3,000,000	2,989,710

Total Municipal Bonds (Cost $3,000,698)		2,989,710

Repurchase Agreement (3.0%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with maturity value of $5,566,976 (Collateralized fully by U.S. Government Agencies)	5,566,582	5,566,582

Total Repurchase Agreement (Cost $5,566,582)		5,566,582

Continued

Short U.S. Government Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Securities Held as Collateral for Securities on Loan (44.1%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	$81,454,069	$81,454,069

Total Securities Held as Collateral for Securities on Loan (Cost $81,454,069)		81,454,069

Total Investments (Cost $267,300,161) —143.7%		265,251,756
Net other assets (liabilities) — (43.7)%		(80,727,551)

Net Assets — 100.0%		$184,524,205

(a)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.

CMO — Collateralized Mortgage Obligation.

*	Discount note. Rate disclosed represents the effective yield at March 31, 2005

**	The rate reflected is the rate in effect at March 31, 2005. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (6.9%)
Banking & Financial Services (4.2%)
Bank of America Corp., 7.125%, 9/15/06 (a)	$1,000,000	$1,044,206
Barclays Bank PLC, 7.40%, 12/15/09	500,000	556,017
Citicorp, Series C, 7.00%, 7/1/07	750,000	794,766
Fleet Boston Financial Corp., 3.85%, 2/15/08	4,170,000	4,104,126
General Electric Capital Corp., Series MTNA, 6.50%, 12/10/07 (a)	300,000	315,941
General Electric Capital Corp., Series MTNA, 7.50%, 6/15/09	500,000	554,611
Goldman Sachs Group Inc., 4.125%, 1/15/08 (a)	1,500,000	1,487,358
Goldman Sachs Group, Inc., Series EMTN, 7.80%, 1/28/10	500,000	563,902
Merrill Lynch & Company, Inc., 6.00%, 7/15/05	500,000	503,370
Merrill Lynch & Company, Inc., 6.56%, 12/16/07	125,000	132,208
Morgan Stanley Dean Witter, 6.50%, 11/1/05	500,000	508,796
Morgan Stanley Dean Witter, 6.10%, 4/15/06	2,000,000	2,040,444
Private Export Funding, Series J, 7.65%, 5/15/06 (c)	7,900,000	8,230,622
Private Export Funding, 4.97%, 8/15/13	4,000,000	4,070,763
Toyota Motor Credit Co., 5.50%, 12/15/08	375,000	388,156
Wells Fargo & Co., Series J, 6.55%, 12/1/06	600,000	625,500

		25,920,786

Chemicals (0.0%)
E.I. du Pont de Nemours & Co., 6.875%, 10/15/09 (a)	200,000	218,404

Consumer Discretionary (0.4%)
Anheuser-Busch Cos., Inc., 5.125%, 10/1/08	600,000	612,730
Anheuser-Busch Cos., Inc., 4.375%, 1/15/13	2,000,000	1,944,594

		2,557,324

Consumer Staples (0.5%)
Procter & Gamble Co., 6.875%, 9/15/09 (a)	850,000	930,422
Sara Lee Corp., Series MTNC, 5.95%, 1/9/06	650,000	658,736
Wal-Mart Stores, Inc., 5.875%, 10/15/05 (a)	1,000,000	1,013,401
Wal-Mart Stores, Inc., 5.45%, 8/1/06 (a)	300,000	305,845

		2,908,404

Energy (0.3%)
ChevronTexaco Capital Co., 3.50%, 9/17/07	500,000	492,145
ChevronTexaco Capital Co., 3.375%, 2/15/08	1,170,000	1,142,789

		1,634,934

Health Care (0.1%)
Abbott Laboratories, 5.625%, 7/1/06 (a)	500,000	509,300

	Principal Amount	Fair Value
Corporate Bonds, continued
Information Technology (0.3%)
IBM Corp., 6.45%, 8/1/07	$500,000	$523,025
IBM Corp., Series MTN, 5.40%, 10/1/08	500,000	516,794
IBM Corp., 5.375%, 2/1/09 (a)	900,000	930,529

		1,970,348

Materials (0.1%)
Alcoa, Inc., 7.375%, 8/1/10 (a)	500,000	562,200

Printing & Publishing (0.1%)
Washington Post Co., 5.50%, 2/15/09	500,000	517,485

Telecommunications (0.8%)
GTE North, Inc., 6.90%, 11/1/08	500,000	530,267
Verizon Pennsylvania, Series A, 5.65%, 11/15/11 (a)	4,000,000	4,107,015

		4,637,282

Utilities (0.1%)
WPS Resources Corp., 7.00%, 11/1/09	750,000	819,360

Total Corporate Bonds (Cost $41,497,305)		42,255,827

Mortgage-Backed Securities (33.9%)
Federal Home Loan Mortgage Corp. (8.1%)
6.00%, 9/1/08, Pool # M80700	442,345	450,427
5.00%, 11/1/09, Pool # M80779	3,494,115	3,522,042
6.50%, 5/1/13, Pool # E00548	422,546	442,096
6.00%, 9/1/16, Pool # E01049	1,511,400	1,561,795
6.00%, 5/1/17, Pool # E89746	2,047,159	2,115,525
4.50%, 2/1/18, Pool # E94445	10,268,997	10,073,688
4.50%, 8/15/22, Series 2649, Class — VJ, CMO	6,049,000	5,585,439
5.50%, 12/15/22, Series 2542, Class — DJ, CMO	5,000,000	5,067,279
5.00%, 7/15/23, Series 2638, Class — DH, CMO	2,302,000	2,258,263
7.00%, 8/15/23, Series 1644, Class — l, CMO	1,910,260	1,954,666
5.50%, 2/1/29, Pool # A18613	9,574,000	9,640,047
6.00%, 2/1/31, Pool # CO1153	689,000	706,106
6.50%, 12/1/31, Pool # C01271	956,573	994,420
6.50%, 2/1/32, Pool # C01297	272,264	283,036
5.00%, 10/15/32, Series # 2553, Class — DJ, CMO	5,000,000	4,829,775

		49,484,604

Federal National Mortgage Assoc. (15.9%)
6.00%, 10/1/08, Pool # 254041	257,794	261,534
6.00%, 2/1/09, Pool # 254243	588,982	598,370
6.00%, 4/1/13, Pool # 251656	406,133	419,788
6.00%, 11/1/13, Pool # 323363	614,147	634,796
6.50%, 12/1/13, Pool # 555005	463,969	484,630
6.00%, 3/1/16, Pool # 253702	284,100	293,559
6.00%, 4/1/16, Pool # 535846	1,395,831	1,442,304
6.50%, 5/1/16, Pool # 253799	1,437,552	1,501,534
6.00%, 8/1/16, Pool # 545125	662,357	684,392
5.50%, 9/15/17, Series 2501, Class — MC, CMO	18,663,910	19,078,614
5.00%, 11/1/17, Pool # 254510	2,497,157	2,499,402
5.00%, 12/1/17, Pool # 254545	2,666,215	2,668,612
5.00%, 1/1/18, Pool # 650205	8,522,883	8,527,528

Continued

Intermediate U.S. Government Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities, continued
Federal National Mortgage Assoc., continued
4.50%, 1/25/18, Series 2002-94, Class — HM, CMO	$8,000,000	$7,624,082
4.50%, 2/1/18, Pool # 683346	3,915,007	3,830,361
4.50%, 3/1/18, Pool # 555292	7,389,589	7,238,422
6.00%, 1/1/23, Pool # 254633	3,554,443	3,658,810
5.00%, 7/25/25, Series 2003-9, Class — JB, CMO	6,420,685	6,468,476
6.00%, 1/1/29, Pool # 252211	839,931	861,348
5.50%, 8/1/32, Pool #555954	2,147,571	2,175,932
5.50%, 1/1/33, Pool # 678321	3,029,281	3,041,439
4.19%, 6/25/33, Series 2003-48, Class — KF *, CMO	1,426,223	1,432,351
5.00%, 7/1/33, Pool # 724965	4,168,993	4,087,061
5.00%, 8/1/33, Pool # 724635	2,143,479	2,102,876
5.00%, 8/1/33, Pool # 738751	2,124,511	2,083,396
5.00%, 10/1/33, Pool # 753298	1,033,396	1,013,689
5.50%, 1/1/34, Pool # 757571	3,756,274	3,764,530
4.50%, 9/1/34, Pool # 725866	9,724,297	9,233,833

		97,711,669

Government National Mortgage Assoc. (9.9%)
5.50%, 7/15/24, Pool # 631850	1,288,680	1,306,121
7.00%, 7/15/29, Pool # 510099	456,450	483,190
7.00%, 8/20/29, Pool # 2796	289,804	305,695
6.50%, 3/20/31, Pool # 3053	873,439	910,623
6.50%, 4/20/31, Pool # 3068	856,405	892,864
6.50%, 2/15/32, Pool # 538313	879,772	920,006
6.50%, 5/15/32, Pool # 569804 (a)	2,091,041	2,186,670
5.50%, 7/16/32, Series 2003-1, Class — PE, CMO	5,000,000	4,944,706
6.00%, 6/15/33, Pool # 604383 (a)	24,762,481	25,463,756
5.50%, 7/15/33, Pool # 615287	23,389,895	23,629,904

		61,043,535

Total Mortgage-Backed Securities (Cost $210,256,911)		208,239,808

U.S. Government Agencies (49.0%)
Federal Farm Credit Bank (4.9%)
5.35%, 7/26/06, Series MTN (a)	10,000,000	10,190,660
5.69%, 1/10/08	2,000,000	2,077,076
3.00%, 4/15/08 (a)(c)	13,000,000	12,575,017
4.35%, 11/6/09 (a)	5,000,000	4,971,765

		29,814,518

Federal Home Loan Bank (9.1%)
3.20%, 8/26/05, Series WY05 (a)	1,650,000	1,651,106
5.615%, 3/1/06, Series KY06 (a)	1,000,000	1,017,156
3.25%, 7/21/06 (a)	30,000,000	29,777,729
5.25%, 8/15/06, Series EY06 (a)	1,250,000	1,273,118
2.45%, 3/23/07, (a)	6,030,000	5,855,618
3.125%, 8/15/07, (a)	10,000,000	9,767,130
6.00%, 6/11/08, Series FJ08 (a)	1,100,000	1,159,154
3.375%, 7/21/08 (a)	5,000,000	4,860,305
6.12%, 5/21/09, Series FN09	500,000	534,340

		55,895,656

	Principal Amount	Fair Value
U.S. Government Agencies, continued
Federal Home Loan Mortgage Corp. (12.6%)
5.95%, 1/19/06	$400,000	$407,228
2.80%, 1/26/07, Series MTN (a)	9,500,000	9,309,335
3.50%, 9/15/07, (a)	1,000,000	987,902
3.50%, 3/12/08, Series MTN (a)	2,600,000	2,549,674
4.75%, 12/8/10, Callable 12/8/05 @ 100 (a)	20,000,000	19,914,980
4.75%, 10/11/12, Callable 10/11/05 @ 100 (a)	20,000,000	19,679,500
5.125%, 11/7/13 (a)	25,000,000	24,978,101

		77,826,720

Federal National Mortgage Assoc. (16.0%)
6.00%, 12/15/05 (a)	1,500,000	1,525,440
5.875%, 2/2/06 (a)	1,000,000	1,017,379
2.75%, 8/11/06 (a)	5,000,000	4,926,845
6.00%, 5/15/08 (a)	500,000	525,344
6.08%, 12/15/10, Series MTN	500,000	536,185
5.50%, 7/18/12 (a)	60,000,000	60,374,879
4.75%, 2/21/13, Callable 2/21/06 @ 100 (a)	17,560,000	17,223,498
5.50%, 1/1/35 (b)	12,613,665	12,641,390

		98,770,960

Government National Mortgage Assoc. (3.7%)
6.00%, 8/15/34	22,158,406	22,781,354

Sovereign (2.7%)
Financing Corp., 8.60%, 9/26/19	500,000	676,462
Tennessee Valley Authority, Series A, 5.625%, 1/18/11	7,000,000	7,350,910
Tennessee Valley Authority, Series A, 6.79%, 5/23/12	5,000,000	5,631,290
Tennessee Valley Authority, 7.14%, 5/23/12	2,400,000	2,755,015

		16,413,677

Total U.S. Government Agencies (Cost $304,181,762)		301,502,885

U.S. Treasury Bonds & Notes (10.2%)
1.625%, 4/30/05	40,000,000	39,962,479
2.00%, 5/15/06 (a)	1,450,000	1,425,985
4.625%, 5/15/06 (a)	250,000	252,998
3.50%, 11/15/06 (a)	250,000	249,219
6.25%, 2/15/07 (a)	1,250,000	1,306,543
6.00%, 8/15/09 (a)	500,000	537,305
6.00%, 2/15/26	7,000,000	8,007,615
5.50%, 8/15/28 (c)	10,000,000	10,863,280

Total U.S. Treasury Bonds & Notes (Cost $54,459,801)		62,605,424

Repurchase Agreement (1.6%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with maturity value of $9,571,548 (Collateralized fully by U.S. Government Agencies)	9,570,871	9,570,871

Total Repurchase Agreement (Cost $9,570,871)		9,570,871

Continued

Intermediate U.S. Government Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Securities Held as Collateral for Securities on Loan (42.7%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	$262,185,645	$262,185,645

Total Securities Held as Collateral for Securities on Loan (Cost $262,185,645)		262,185,645

Total Investments (Cost $890,374,859) (a) — 144.3%		886,360,460
Net other assets (liabilities) — (44.3)%		(272,006,212)

Net Assets — 100.0%		$614,354,248

(a)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.
(b)	Represents security purchased on a when-issued basis. At March 31, 2005, total cost of investments purchased on a when-issued basis was $12,625,491.
(c)	At March 31, 2005, all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

CMO — Collateralized Mortgage Obligation.

*	The rate reflected is the rate in effect at March 31, 2005. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

Intermediate Corporate Bond Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (84.2%)
Auto-Cars/Light Trucks (1.2%)
DaimlerChrysler Holdings, 3.47%, 5/24/06 *	$1,000,000	$1,004,103
DaimlerChrysler Holdings, 4.75%, 1/15/08	2,000,000	1,990,530
Lear Corp., Series B, 8.11%, 5/15/09	1,000,000	1,082,189

		4,076,822

Banking & Financial Services (29.7%)
Bank of America Corp., 7.40%, 1/15/11	2,000,000	2,254,688
Bank of America Corp., 5.125%, 11/15/14 (b)	2,000,000	2,000,410
Bear Stearns Companies, Inc., 3.03%, 1/30/09 *	1,000,000	1,003,557
Bear Stearns Companies, Inc., 5.70%, 11/15/14	1,000,000	1,026,627
Berkshire Hathaway, Inc., 3.375%, 10/15/08	3,000,000	2,899,686
Capital One Bank, 4.25%, 12/1/08	1,000,000	982,943
Citigroup, Inc., 5.625%, 8/27/12	4,000,000	4,144,100
Citigroup, Inc., 5.875%, 2/22/33 (b)	1,000,000	1,011,615
Countrywide Home Loan, 4.25%, 12/19/07	1,000,000	990,836
Dun & Bradstreet Corp., Series B, 6.625%, 3/15/06	2,000,000	2,045,742
ERAC USA Finance Co., 7.35%, 6/15/08 (a)	2,000,000	2,159,154
Fifth Third Bank, 4.20%, 2/23/10	4,000,000	3,906,616
Fleet Boston Financial Corp., 3.85%, 2/15/08	3,000,000	2,952,609
FMR Corp., 7.57%, 6/15/29 (a)	1,000,000	1,240,662
Ford Motor Credit Co., 6.875%, 2/1/06	3,000,000	3,040,794
Ford Motor Credit Co., 6.50%, 1/25/07 (b)	5,000,000	5,050,715
Ford Motor Credit Co., 5.625%, 10/1/08 (b)	2,000,000	1,916,608
General Electric Capital Corp., 5.00%, 2/15/07 (b)	2,000,000	2,030,428
General Electric Capital Corp., 3.11%, 6/22/07 *	2,000,000	2,002,058
General Motors Acceptance Corp., 3.70%, 5/18/06 *	1,000,000	978,410
General Motors Acceptance Corp., 4.50%, 7/15/06 (b)	1,000,000	975,481
General Motors Acceptance Corp., 6.125%, 9/15/06	2,000,000	1,990,776
General Motors Acceptance Corp., 5.625%, 5/15/09 (b)	1,000,000	912,273
Genworth Financial, Inc., 3.16%, 6/15/07 *	1,000,000	1,001,515
Goldman Sachs Group, Inc., 4.75%, 7/15/13	4,000,000	3,847,456
Household Finance Corp., 6.50%, 11/15/08	2,000,000	2,119,846
Household Finance Corp., 6.375%, 11/27/12	2,000,000	2,162,458
J.P. Morgan Chase & Co., 4.50%, 11/15/10	1,000,000	984,681
J.P. Morgan Chase & Co., 4.75%, 3/1/15 (b)	5,000,000	4,786,140
John Hancock Global Funding, 7.90%, 7/2/10 (a)	2,000,000	2,283,692

	Principal Amount	Fair Value
Corporate Bonds, continued
Banking & Financial Services, continued
Legg Mason, Inc., 6.75%, 7/2/08	$2,140,000	$2,284,275
Lehman Brothers Holdings, Inc., 6.625%, 2/5/06	2,000,000	2,043,704
Lehman Brothers Holdings, Inc., 7.63%, 6/1/06	2,000,000	2,077,558
Lehman Brothers Holdings, Inc., 3.50%, 8/7/08	1,000,000	974,175
Manufacturers & Traders Trust Co., 8.00%, 10/1/10	2,000,000	2,309,688
MBNA America Bank, Series BKNT, 5.375%, 1/15/08	1,000,000	1,019,779
Merrill Lynch & Company, Inc., 4.00%, 11/15/07 (b)	1,000,000	993,843
Morgan Stanley, 6.75%, 4/15/11	3,000,000	3,269,766
Morgan Stanley, 4.75%, 4/1/14 (b)	1,000,000	952,119
Pemex Finance, Ltd., 9.69%, 8/15/09	900,000	998,379
Synovus Financial, 7.25%, 12/15/05	3,000,000	3,065,334
US Bancorp, 3.125%, 3/15/08	1,000,000	966,118
US Bank, 6.30%, 7/15/08	2,540,000	2,685,362
Wachovia Corp., 7.50%, 7/15/06	2,237,000	2,332,460
Wachovia Corp., 3.50%, 8/15/08 (b)	1,000,000	970,525
Wachovia Corp., 4.875%, 2/15/14 (b)	1,000,000	975,709
Washington Mutual, Inc., 7.50%, 8/15/06	1,000,000	1,042,225
Wells Fargo Bank, 6.45%, 2/1/11	2,000,000	2,171,100
Wells Fargo Bank, 5.00%, 11/15/14	1,000,000	990,359
Zions Bancorp, 2.70%, 5/1/06	5,405,000	5,325,594

		102,150,648

Chemicals (0.3%)
Cabot Corp., 5.25%, 9/1/13 (a)	1,000,000	982,743

Coal & Other Minerals & Ores (0.3%)
BHP Billiton Finance, 4.80%, 4/15/13	1,000,000	988,005

Consumer Discretionary (6.8%)
Gap, Inc., 6.90%, 9/15/07 (b)	2,000,000	2,087,500
Harley Davidson Funding, 3.625%, 12/15/08 (a)	1,000,000	975,884
International Speedway Corp., 4.20%, 4/15/09	500,000	487,518
Kroger Co., 7.625%, 9/15/06	1,000,000	1,044,780
Limited Brands, 6.125%, 12/1/12 (b)	1,000,000	1,041,441
MDC Holdings, Inc., 5.50%, 5/15/13	1,000,000	987,087
Nike Inc., 5.50%, 8/15/06	5,000,000	5,099,990
Wal-Mart Stores, 5.45%, 8/1/06 (b)	4,000,000	4,077,932
Wal-Mart Stores, 4.125%, 2/15/11	2,000,000	1,937,350
Wendy’s International, 6.25%, 11/15/11	1,000,000	1,068,988
Woolworth Corp., 8.50%, 1/15/22	845,000	916,825
YUM! Brands, Inc., 8.50%, 4/15/06	2,405,000	2,510,108
YUM! Brands, Inc., 8.875%, 4/15/11	1,000,000	1,198,172

		23,433,575

Consumer Staples (2.6%)
Anheuser-Busch Cos., Inc., 5.95%, 1/15/33	1,000,000	1,068,053
ConAgra Foods, Inc., 6.00%, 9/15/06	1,000,000	1,024,678
Kraft Foods, Inc., 4.625%, 11/1/06	5,000,000	5,032,755
Pepsico, Inc., 3.20%, 5/15/07	2,000,000	1,964,514

		9,090,000

Continued

Intermediate Corporate Bond Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds, continued
Energy (1.4%)
Engelhard Corp., 4.25%, 5/15/13	$1,000,000	$949,805
PSEG Power LLC, 8.625%, 4/15/31	3,000,000	3,983,724

		4,933,529

Foreign Government (1.8%)
Ontario Province, 5.50%, 10/1/08 (b)	1,000,000	1,037,636
People’s Republic of China, 4.75%, 10/29/13 (b)	1,000,000	985,728
Republic of Chile, 5.50%, 1/15/13	1,000,000	1,022,100
United Mexican States, 6.375%, 1/16/13	3,000,000	3,112,500

		6,157,964

Health Care (8.9%)
Abbott Laboratories, 5.625%, 7/1/06	2,000,000	2,037,200
Abbott Laboratories, 3.75%, 3/15/11 (b)	2,000,000	1,895,754
AstraZeneca PLC, 5.40%, 6/1/14	2,000,000	2,058,648
Bausch & Lomb, Inc., 7.125%, 8/1/28	1,000,000	1,072,382
Becton Dickinson & Co., 7.00%, 8/1/27	1,650,000	1,944,443
Boston Scientific Corp., 5.45%, 6/15/14	500,000	509,735
Boston Scientific Corp., 5.125%, 1/12/17	1,250,000	1,223,431
Bristol-Myers Squibb Co., 4.75%, 10/1/06	2,000,000	2,026,056
Guidant Corp., 6.15%, 2/15/06	2,450,000	2,495,293
HCA, Inc., 6.25%, 2/15/13	1,000,000	992,206
Hospira, Inc., 5.90%, 6/15/14	1,000,000	1,040,917
Laboratory Corporation of America, 5.50%, 2/1/13	1,679,000	1,719,242
Medpartners, Inc., 7.375%, 10/1/06	6,000,000	6,242,100
Quest Diagnostic, Inc., 7.50%, 7/12/11	1,000,000	1,135,758
WellPoint, Inc., 6.375%, 6/15/06	3,000,000	3,076,260
WellPoint, Inc., 3.75%, 12/14/07 (a)	1,000,000	981,425

		30,450,850

Industrials (5.3%)
Archer Daniels Midland Co., 8.125%, 6/1/12 (b)	2,000,000	2,394,648
Briggs & Stratton Corp., 8.875%, 3/15/11	1,000,000	1,140,000
Brunswick Corp., 5.00%, 6/1/11	1,000,000	1,001,852
Centex Corp., 4.55%, 11/1/10	1,000,000	966,468
Donnelley (R.R.) & Sons, 3.75%, 4/1/09	1,000,000	964,748
FedEx Corp., 9.65%, 6/15/12	1,000,000	1,272,021
Northrop Grumman Corp., 7.00%, 3/1/06	2,000,000	2,051,830
Republic Services, Inc., 6.75%, 8/15/11	2,775,000	3,033,463
Thermo Electron, 7.625%, 10/30/08	1,000,000	1,090,011
Tyco International Group SA, 6.375%, 2/15/06	2,100,000	2,137,057
Tyco International Group SA, 6.375%, 10/15/11	1,000,000	1,067,550
Union Pacific Corp., 5.375%, 5/1/14	1,000,000	1,011,046

		18,130,694

Information Technology (4.8%)
Applied Materials, Inc., 6.75%, 10/15/07	2,250,000	2,370,760
Dell Inc., 6.55%, 4/15/08	2,970,000	3,151,639
First Data Corp., 4.70%, 11/1/06	2,000,000	2,017,396
IBM Corp., 4.875%, 10/1/06 (b)	4,000,000	4,053,496
IBM Corp., 8.375%, 11/1/19	1,000,000	1,280,878
Oracle Corp., 6.91%, 2/15/07	1,500,000	1,564,256
USA Networks, Inc., 6.75%, 11/15/05	2,000,000	2,029,526

		16,467,951

	Principal Amount	Fair Value
Corporate Bonds, continued
Linen Supply & Related Items (0.3%)
Cintas Corp. No. 2, 6.00%, 6/1/12	$1,000,000	$1,071,315

Media (2.4%)
AOL Time Warner, Inc., 7.625%, 4/15/31	3,000,000	3,524,298
Comcast Corp., 5.50%, 3/15/11	2,000,000	2,036,822
Comcast Corp., 5.30%, 1/15/14 (c)	1,000,000	989,145
Harman International, 7.125%, 2/15/07	1,495,000	1,559,010

		8,109,275

Metals (1.0%)
Newmont Mining, 8.625%, 5/15/11	2,000,000	2,388,074
Placer Dome, Inc., 6.45%, 10/15/35	1,000,000	1,073,529

		3,461,603

Motors & Generators (0.4%)
Ametek, Inc., 7.20%, 7/15/08	1,255,000	1,339,868

Oil & Gas (2.6%)
BP Canada Finance, 3.375%, 10/31/07	1,000,000	980,130
Conoco Funding Co., 5.45%, 10/15/06	6,000,000	6,128,220
Pacific Gas & Electric, 3.60%, 3/1/09	1,000,000	962,307
Trans Canada Pipelines, 4.00%, 6/15/13	1,000,000	931,718

		9,002,375

Oil & Gas Exploration Products & Services (2.7%)
Cooper Cameron Corp., 2.65%, 4/15/07	1,000,000	963,823
Devon Energy Corp., 10.25%, 11/1/05	1,772,000	1,831,626
Devon Energy Corp., 2.75%, 8/1/06	3,000,000	2,934,150
Devon Financing Corp., 6.875%, 9/30/11	1,000,000	1,101,028
Noble Corp., 6.95%, 3/15/09	1,500,000	1,609,800
XTO Energy, Inc., 4.90%, 2/1/14	1,000,000	974,776

		9,415,203

Oil Company — Exploration & Production (0.6%)
EOG Resources Canada, 4.75%, 3/15/14 (a)	1,000,000	962,846
Pemex Project Funding Master Trust, 7.375%, 12/15/14 (b)	1,000,000	1,070,000

		2,032,846

Petroleum Refining (0.6%)
Valero Energy Corp., 3.50%, 4/1/09	2,000,000	1,905,228

Plastics Foam Products (0.3%)
Sealed Air Corp., 5.375%, 4/15/08 (a)	1,000,000	1,016,830

Telecommunications (5.3%)
British Telecom PLC, 8.375%, 12/15/10	1,000,000	1,161,799
Deutsche Telekom, 8.50%, 6/15/10	1,000,000	1,150,080
Deutsche Telekom, 5.25%, 7/22/13	500,000	501,427
France Telecom, 7.95%, 3/1/06 *	1,000,000	1,030,943
Koninklijke KPN NV, 8.00%, 10/1/10	1,000,000	1,142,143
News America, Inc., 4.75%, 3/15/10 (b)	1,000,000	995,516
SBC Communications, Inc., 6.125%, 2/15/08	1,000,000	1,040,896
Sprint Capital Corp., 7.625%, 1/30/11	2,000,000	2,226,222
Telecom Italia Capital, 5.25%, 11/15/13	3,000,000	2,963,877
Univision Communications, Inc., 3.875%, 10/15/08	1,000,000	972,073
USA Interactive, 7.00%, 1/15/13 (b)	1,000,000	1,059,070
Verizon Virginia, Inc., 4.625%, 3/15/13 (b)	1,000,000	955,664

Continued

Intermediate Corporate Bond Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds, continued
Telecommunications, continued
Verizon Wireless, Inc., 5.375%, 12/15/06	$2,000,000	$2,037,492
Vodafone Airtouch PLC, 7.75%, 2/15/10 (a)	1,000,000	1,129,422

		18,366,624

Utilities (4.9%)
Alabama Power Co., 5.375%, 10/1/08	2,000,000	2,057,148
Alabama Power Co., 3.50%, 11/15/07	3,000,000	2,938,974
Appalachian Power Co., 4.80%, 6/15/05	2,650,000	2,658,218
Carolina Power & Light, 6.80%, 8/15/07	3,000,000	3,158,001
Carolina Power & Light, 6.125%, 9/15/33	1,000,000	1,052,750
Constellation Energy Group, 6.35%, 4/1/07	1,000,000	1,036,877
FirstEnergy Corp., Series A, 5.50%, 11/15/06	1,000,000	1,016,987
NiSource Finance Corp., 5.40%, 7/15/14	1,000,000	1,007,168
TXU Energy Co., 7.00%, 3/15/13 (a) (b)	1,000,000	1,094,377
Virginia Electric & Power, 4.50%, 12/15/10	1,000,000	977,549

		16,998,049

Total Corporate Bonds (Cost $356,129,630)		289,581,997

Real Estate Investment Trusts (0.6%)
Spieker Properties, LP, 7.25%, 5/1/09	2,000,000	2,162,370

Total Real Estate Investment Trusts (Cost $1,999,133)		2,162,370

U.S. Government Agencies (13.8%)
Federal Farm Credit Bank (2.3%)
2.625%, 12/15/05 (b)	7,820,000	7,770,585

Federal Home Loan Mortgage Corp. (2.9%)
5.125%, 11/7/13 (b)	10,000,000	9,991,240

Federal National Mortgage Assoc. (3.9%)
4.625%, 5/1/13 (b)	1,000,000	969,883
5.50%, 1/1/35	12,613,665	12,641,390

		13,611,273

	Principal Amount	Fair Value
U.S. Government Agencies, continued
Government National Mortgage Assoc. (3.8%)
6.00%, 1/15/33, Pool #603914 (b)	$3,824,156	$3,931,052
6.00%, 8/15/34 (b)	8,840,941	9,089,490

		13,020,542

Student Loan Marketing Assoc. (0.9%)
Series MTN, 2.87%, 4/25/06 *	2,000,000	2,003,504
Series MTNA, 4.00%, 1/15/09	1,000,000	978,209

		2,981,713

Total U.S. Government Agencies (Cost $ 47,689,253)		47,375,353

U.S. Treasury Bonds (3.7%)
6.00%, 2/15/26 (b)	11,000,000	12,583,395

Total U.S. Treasury Bonds (Cost $12,951,874)		12,583,395

Repurchase Agreement (0.8%)
U.S. Bank N.A., 2.55%, dated 3/31/05, maturing 4/1/05, with maturing value of $2,785,600 (Collateralized fully by U.S. Government)	2,785,402	2,785,402

Total Repurchase Agreement (Cost $2,785,402)		2,785,402

Securities Held as Collateral for Securities on Loan (20.7%)
Pool of various securities for BB&T Funds — Note 2 — Security Loans	71,383,963	71,383,963

Total Securities Held as Collateral for Securities on Loan (Cost $71,383,963)		71,383,963

Total Investments (Cost $425,233,299) (a) — 123.8%		425,872,480
Net other assets (liabilities) — (23.8)%		(81,829,865)

Net Assets — 100.0%		$344,042,615

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The board of trustees has deemed these securities to be liquid.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2005, see Note 2 — Security Loans.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of March 31, 2005. The maturity date reflected is the final maturity date.

NV — Naamloze Vennootschap (Dutch Corp.).

SA — Societe Anonyme (French Corp.).

See accompanying notes to the financial statements.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (92.7%)
Kentucky (92.0%)
Education Bonds (20.1%)
Allen County, Kentucky, School District, 5.25%, 4/1/10, Callable 4/1/07 @ 102	$455,000	$482,567
Boone County, Kentucky, School District, 4.875%, Series A, 2/1/20, Callable 2/1/12 @ 101	100,000	103,366
Campbell County, Kentucky, School District, 4.25%, 2/1/17, Callable 2/1/13 @ 100, FSA	100,000	100,002
Fayette County, Kentucky, School District, 5.00%, 9/1/09	115,000	122,986
Fayette County, Kentucky, School District, Series A, 5.35%, 1/1/12, Callable 1/1/07 @ 102	200,000	212,274
Floyd County, Kentucky, School District, 4.10%, 4/1/10	220,000	228,309
Graves County, Kentucky, School District, 5.60%, 2/1/18, Callable 2/1/10 @ 101	170,000	185,275
Jefferson County, Kentucky, School District, Series A, 5.25%, 7/1/11, Callable 7/1/09 @ 101, FSA	200,000	216,002
Jefferson County, Kentucky, School District, 5.25%, 7/1/11, FSA	250,000	270,870
Jefferson County, Kentucky, School District, 5.50%, 1/1/14, FSA	125,000	139,699
Louisville & Jefferson County Kentucky, 5.00%, 5/15/10	500,000	537,369
McLean County, Kentucky, School District, 4.90%, 2/1/18, Callable 2/1/08 @ 102	150,000	154,463
Somerset, Kentucky, Independent School District Finance Corporation, 4.00%, 10/1/08	175,000	179,718
University of Kentucky, Series M, 4.55%, 5/1/09, Callable 5/1/08 @ 101	150,000	156,974
University of Kentucky, Series Q, 5.00%, 5/1/10	250,000	268,970

		3,358,844

Commission Bonds (37.7%)
Kentucky State Property & Buildings Commission, Project # 68, 5.50%, 10/1/06	145,000	150,842
Kentucky State Property & Buildings Commission, Project # 69, Series C, 5.50%, 8/1/07, FSA	200,000	211,424
Kentucky State Property & Buildings Commission, Project # 55, 6.25%, 9/1/07, FSA	100,000	107,560
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 2/1/09, FSA	350,000	376,926
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 8/1/09, FSA	150,000	162,446
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 2/1/10, FSA	305,000	331,498
Kentucky State Property & Buildings Commission, Project # 69, Series A, 5.50%, 8/1/11, FSA	540,000	596,391

	Principal Amount	Fair Value
Municipal Bonds, continued
Kentucky, continued
Commission Bonds, continued
Kentucky State Property & Buildings Commission, Project # 64, 5.375%, 5/1/13, Callable 11/1/09 @ 100, MBIA	$500,000	$544,515
Kentucky State Property & Buildings Commission, Project # 67, 5.00%, 9/1/13, Callable 9/1/10 @ 100	405,000	436,861
Kentucky State Property & Buildings Commission, Project # 67, 5.625%, 9/1/13, Callable 9/1/10 @ 100	300,000	332,805
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 2/1/14, Callable 2/1/12 @ 100, FSA	500,000	551,499
Kentucky State Property & Buildings Commission, Project # 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	534,505
Kentucky State Property & Buildings Commission, Project # 65, 5.95%, 2/1/17, Callable 2/1/10 @ 100	350,000	390,824
Kentucky State Property & Buildings Commission, Project # 73, 5.50%, Series 2, 11/1/16, Callable 11/1/12 @ 100, FSA	400,000	440,824
Kentucky State Property & Buildings Commission, Project # 83, 5.00%, 10/1/18	250,000	271,255
Kentucky State Property & Buildings Commission, 5.15%, 2/1/22, FSA	175,000	190,663
Kentucky State Property & Buildings Commission, Project # 76, 5.50%, 8/1/21	250,000	284,613
Louisville, Kentucky Parking Authority, 7.50%, 7/1/09, Callable 7/1/05 @ 100	350,000	408,881

		6,324,332

General Obligations (2.3%)
Hopkins County, Kentucky, Detention Facilities, 5.375%, 2/1/09, FGIC	350,000	377,321

Health Care Bonds (3.3%)
Kentucky Economic Development Financial Authority, Catholic Health Initiatives, Series A, 5.75%, 12/1/15, Callable 6/1/10 @ 101	500,000	545,500

Housing Bonds (0.6%)
Kentucky Housing Corporation, Series D, 5.20%, 7/1/07, Callable 7/1/06 @ 102, FHA	100,000	104,175

Transportation Bonds (9.3%)
Kentucky State Turnpike Authority, Revitalization Projects, 6.50%, 7/1/08, AMBAC	350,000	386,271
Kentucky State Turnpike Authority, Revitalization Projects, 5.50%, 7/1/09, AMBAC	250,000	271,940
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/12, AMBAC	500,000	556,070
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/15, AMBAC	300,000	336,978

		1,551,259

Continued

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Kentucky, continued
Urban & Community Development (7.3%)
Bell County, Kentucky, Judicial Center Project, 5.40%, 9/1/13, Callable 3/1/11 @ 102	$160,000	$174,694
Daviess County, Kentucky, Court Facilities Project, Series A, 5.60%, 10/1/06	245,000	252,953
Jefferson County, Kentucky, Capital Projects, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	313,013
Mason County, Kentucky, Court Facilities Project, 4.90%, 3/1/13, Callable 3/1/08 @ 102, AMBAC	190,000	200,180
Paducah, Kentucky Public Housing Authority, 5.00%, 10/1/06, U.S. Government Guaranteed	270,000	278,465

		1,219,305

Utility Bonds (11.4%)
Bardstown, Kentucky, Combined Utilities, 4.375%, 12/1/11, Callable 12/1/10 @ 101, MBIA	200,000	207,998
Kentucky Infrastructure Authority, 4.50%, 6/1/12, Series G, Callable 6/1/11 @ 100	100,000	104,303
Lexington-Fayette Urban County, Kentucky, Sewer Systems, 5.50%, 7/1/11	450,000	497,975
Louisville, Kentucky, Louisville Water Company, 4.70%, 11/15/14, Callable 11/15/10 @ 100	550,000	569,794
Louisville-Jefferson County, Kentucky, Sewer Distribution, 5.75%, 5/15/14, Series A, Callable 11/15/09 @ 101, FGIC	100,000	110,350

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Kentucky, continued
Utility Bonds, continued
Madisonville Kentucky Water & Sewer, Series A, 4.25%, 9/1/14, Callable 3/1/14 @ 100	$200,000	$204,362
Owensboro, Kentucky Electric Light & Power, Series B, 2.36%, 1/1/06, AMBAC*	60,000	58,862
Owensboro, Kentucky Electric Light & Power, Series B, 2.74%, 1/1/09, AMBAC*	45,000	39,627
Owensboro, Kentucky Electric Light & Power, Series B, 2.93%, 1/1/10, AMBAC*	80,000	67,402
Winchester, Kentucky, 4.70%, 7/1/15, Callable 7/1/12 @ 101, AMBAC	50,000	52,744

		1,913,417

Total Kentucky Bonds		15,394,153

Puerto Rico (0.7%)
General Obligation (0.7%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	120,711

Total Municipal Bonds (Cost $15,393,109)		15,514,864

Investment Company (4.1%)
Federated Tax Exempt Money Market Fund	693,746	693,746

Total Investment Companies (Cost $693,746)		693,746

Total Investments (Cost $16,086,855) — 96.8%		16,208,610
Net other assets (liabilities) — 3.2%		530,525

Net Assets — 100.0%		$16,739,135

*	Discount note. Rate disclosed represents the effective yield at March 31, 2005.

AMBAC — Insured by the AMBAC Indemnity Corporation.

FGIC — Insured by the Financial Guarantee Insurance Corporation.

FHA — Insured by the Federal Housing Administration.

FSA — Insured by the Financial Security Assurance.

MBIA — Insured by the Municipal Bond Insurance Association.

See accompanying notes to the financial statements.

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (94.4%)
Maryland (93.3%)
Education Bonds (14.3%)
Maryland State Authority for American Physics, 5.25%, Callable 12/15/11 @ 100 12/15/13, GTY-AGMT	$150,000	$162,612
Maryland State Health & Higher Education, 4.625%, 7/1/10	100,000	103,143
Maryland State Health & Higher Education, 5.125%, 7/1/10, AMBAC	150,000	162,413
Maryland State Health & Higher Education, 5.125%, 7/1/11, AMBAC	100,000	108,520
Maryland State Health & Higher Education, 4.80%, 7/1/12	100,000	103,584
Maryland State Health & Higher Education, 5.00%, 5/15/13. Callable 5/15/11 @ 100	175,000	184,567
Maryland State Health & Higher Education, 5.50%, 7/1/13, Callable 7/1/05 @ 100	55,000	57,625
Maryland State Health & Higher Education, 2.28%, Series A, 7/1/23 *	200,000	199,999
Maryland State Health & Higher Education, 5.50%, 7/1/24, Callable 7/1/05 @ 100	125,000	125,008
Maryland State Health & Higher Education, 5.125%, 7/1/33, Callable 7/1/08 @ 101	50,000	51,630
Maryland State Health & Higher Education, 6.00%, 7/1/39, Callable 7/1/09 @ 101	250,000	279,462
Maryland State Health and Higher Education, Series A, 5.75%, 1/1/15, Callable 1/1/13 @ 101	100,000	109,009

		1,647,572

General Obligations (51.6%)
Allegany County, Maryland, 4.50%, 8/1/11, Callable 8/1/08 @ 101, AMBAC	50,000	51,991
Anne Arundel County, Maryland, 5.00%, 4/1/06, Callable 4/1/05 @ 101	70,000	70,836
Anne Arundel County, Maryland, 5.00%, 5/15/10, Callable 5/15/09 @ 101	100,000	108,096
Anne Arundel County, Maryland, 5.25%, 3/1/11	200,000	219,224
Anne Arundel County, Maryland, 5.375%, 3/1/13	400,000	438,959
Baltimore County, Maryland, 5.00%, 9/1/05	100,000	101,106
Baltimore County, Maryland, 7.00%, 10/15/09, MBIA	100,000	115,417
Baltimore County, Maryland, 5.50%, 6/1/12, Callable 6/1/11 @ 101	100,000	111,491
Baltimore County, Maryland, 4.75%, 6/1/17, Callable 6/1/11 @ 101	100,000	104,506
Calvert County Maryland, 5.00%, 7/15/10	250,000	270,170
Calvert County, Maryland, 5.00%, 7/15/11	100,000	108,373
Carroll County, Maryland, 5.00%, 11/1/09	100,000	107,363
Charles County, Maryland, 5.00%, 3/1/11	250,000	270,710
Harford County, Maryland, 4.00%, 12/1/05	50,000	50,526
Harford County, Maryland, 5.00%, 12/1/09	200,000	215,366
Harford County, Maryland, 4.35%, 1/15/14, Callable 1/15/11 @ 101	250,000	259,295
Howard County, Maryland, 4.00%, 8/15/05	100,000	100,627
Howard County, Maryland, 5.00%, 8/15/05	100,000	100,995
Howard County, Maryland, 5.00%, 8/15/11	200,000	217,328
Maryland State, 5.25%, 3/1/09	100,000	107,847

	Principal Amount	Fair Value
Municipal Bonds, continued
Maryland, continued
General Obligations, continued
Maryland State & Local Facilities, 5.50%, 3/1/10	$125,000	$137,645
Maryland State & Local Facilities, Series 2, 5.00%, 8/1/11	350,000	380,446
Maryland State & Local Facilities, Series 2, 5.25%, 6/15/07, Callable 6/15/06 @ 100	100,000	103,086
Maryland State & Local Facilities, Series 2, 5.00%, 10/15/08, Callable 10/15/05 @ 101	50,000	51,191
Montgomery County, Maryland, 5.25%, 10/1/14 Callable 10/1/11 @ 101	100,000	109,369
Montgomery County, Maryland, Series A, 5.30%, 1/1/13, Callable 1/1/10 @ 101	100,000	109,670
Montgomery County, Maryland, Series A, 5.00%, 2/1/16, Callable 2/1/12 @ 101	150,000	160,028
Ocean City, Maryland, 5.00%, 3/1/10, MBIA	150,000	161,439
Prince Georges County, Maryland, 5.00%, 12/1/15, Callable 12/1/14 @ 100	150,000	162,948
Prince Georges County, Maryland, 5.125%, 10/1/08	100,000	106,976
Prince Georges County, Maryland, 5.50%, 10/1/08, FSA	55,000	59,441
Prince Georges County, Maryland, 5.50%, 5/15/12	100,000	111,726
Prince Georges County, Maryland, 5.00%, 10/1/12	340,000	369,995
Rockville, Maryland, 4.00%, 3/15/08	310,000	319,198
Saint Mary’s County, Maryland, 5.00%, 7/1/05	100,000	100,682
Saint Mary’s County, Maryland, 4.625%, 9/1/07	140,000	145,684
Washington County, Maryland, 4.80%, 1/1/08, Callable 1/1/06 @ 100, FGIC	100,000	101,187
Washington County, Maryland, 5.375%, 1/1/16	100,000	108,891

		5,929,828

Housing Bonds (15.4%)
Baltimore, Maryland, Public Housing Authority, 5.75%, 7/1/09, Callable 1/1/05 @ 101	235,000	255,601
Maryland State Community Development Administration, 4.05%, 4/1/07	250,000	255,909
Maryland State Community Development Administration, Series A, 4.25%, 5/15/09	80,000	82,658
Maryland State Community Development Development Administration, Series E, 4.35%, 9/1/09	150,000	155,627
Maryland State Community Development Administration, Series A, 4.65%, 9/1/12, Callable 9/1/10 @ 100	150,000	155,828
Maryland State Community Development Administration, 4.50%, 5/15/11	105,000	109,742
Maryland State Community Development Administration, Series 1, 4.50%, 4/1/11, Callable 10/1/10 @ 100	200,000	208,302
Maryland State Community Development Administration, Series 1, 4.60%, 4/1/13, Callable 4/1/11 @ 100	200,000	207,404
Maryland State Community Development Housing, Series 2, 4.65%, 4/1/11, Callable 4/1/09 @ 101	150,000	156,095

Continued

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Maryland, continued
Housing Bonds, continued
Maryland State, Community Development Administration, Series B, 5.125%, 6/1/17, Callable 6/1/08 @ 101, MBIA	$100,000	$105,660
Montgomery County, Maryland, Community Housing Opportunities, Series A, 4.50%, 7/1/09, Callable 7/1/08 @ 101	75,000	78,187

		1,771,013

Pollution Control Bonds (9.2%)
Anne Arundel County, Maryland, 6.00%, Callable 4/1/05 @ 101 4/1/24	30,000	30,785
Baltimore, Maryland Project, Series A, 5.00%, 7/1/18	15,000	16,052
Baltimore, Maryland Project, 5.00%, 7/1/24	400,000	428,219
Baltimore, Maryland Project, Series A, 5.00%, 7/1/24	200,000	214,918
Baltimore, Maryland Waste & Water Project, Series A, 5.00%, 7/1/33, Callable 7/1/13 @ 100, FGIC	250,000	258,693
Montgomery County Solid Waste Systems, 5.00%, 6/1/13, AMBAC	100,000	108,185

		1,056,852

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Maryland, continued
Transportation Bonds (2.8%)
Maryland State Transit Department, 6.80%, 7/1/16	$155,000	$179,189
Washington, D.C., Metro Area Transportation Authority, 6.00%, 7/1/09, FGIC	125,000	138,798

		317,987

Total Maryland Bonds		10,723,252

Puerto Rico (1.1%)
General Obligation (1.1%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	120,711

Total Puerto Rico		120,711

Total Municipal Bonds (Cost $10,835,236)		10,843,963

Investment Company (3.8%)
Federated Maryland Municipal Cash Trust	431,090	431,090

Total Investment Companies (Cost $431,090)		431,090

Total Investments (Cost $11,266,326) — 98.2%		11,275,053
Net other assets (liabilities) — 1.8%		210,015

Net Assets — 100.0%		$11,485,068

AMBAC — Insured by the AMBAC Indemnity Corporation.

FGIC — Insured by the Financial Guarantee Insurance Corporation.

FSA — Insured by the Financial Security Assurance.

GTY-AGMT — Insured by Guarantor Agreement.

MBIA — Insured by the Municipal Bond Insurance Association.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of March 31, 2005. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (97.2%)
Correctional Institutions (1.0%)
North Carolina Infrastructure Financial Corp., 5.00%, 10/1/17, Callable 10/1/13 @ 100	$1,000,000	$1,062,570

Education Bonds (3.4%)
Johnston County, North Carolina, School & Museum Project, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,000,000	1,093,390
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/06 @102 (a)	2,356,298	2,403,825
University of North Carolina, Wilmington, 5.25%, 1/1/15, Callable 1/1/13 @ 100, AMBAC	250,000	271,500

		3,768,715

General Obligation Bonds (40.4%)
Bladen County, North Carolina, 5.60%, 5/1/13, Callable 5/1/10 @ 101.5, FSA	1,150,000	1,283,814
Buncombe County, North Carolina, 5.10%, 3/1/07	1,000,000	1,042,170
Cabarrus County, North Carolina, 5.30%, 2/1/11, Callable 2/1/07 @ 102, MBIA	1,000,000	1,062,280
Cabarrus County, North Carolina, 5.00%, 3/1/16, Callable 3/1/15 @ 100, MBIA	1,960,000	2,124,091
Cabarrus County, North Carolina, Certificate of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,402,680
Cary, North Carolina, 5.00%, 3/1/14, Callable 3/1/11 @ 101.5	600,000	642,540
Cary, North Carolina, Public Improvement, Certificate of Participation, Series A, 5.00%, 12/1/16, Callable 12/1/12 @ 100	1,050,000	1,111,572
Charlotte, North Carolina, 5.50%, 6/1/09	1,460,000	1,593,108
Charlotte, North Carolina, Certificate of Participation, Series G, 5.00%, 6/1/16, Callable 6/1/13 @ 100	1,000,000	1,057,600
Craven County, North Carolina, 5.00%, 5/1/20, Callable 5/1/12 @ 101	600,000	630,492
Cumberland County, North Carolina, 5.50%, 3/1/09	1,055,000	1,145,414
Currituck County, North Carolina, 5.00%, 6/1/12	1,160,000	1,259,284
Durham, North Carolina, 5.00%, 2/1/13	1,650,000	1,797,329
Guilford County, North Carolina, Public Improvement, Series B, 5.00%, 10/1/09	2,000,000	2,153,240
Guilford County, North Carolina, Series B, 5.25%, 10/1/15, Callable 10/1/10 @ 102	2,030,000	2,252,832
Haywood County, North Carolina, Certificate of Participation, Series A, 5.00%, 10/1/16, Callable 10/1/13 @ 101, AMBAC	1,985,000	2,127,642
High Point, North Carolina, Public Improvement, Series B, 5.40%, 6/1/07	1,350,000	1,421,780
High Point, North Carolina, Public Improvement, Series B, 5.40%, 6/1/08	1,350,000	1,446,701
Johnston County, North Carolina, 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,100,260
Lee County, North Carolina, Certificate of Participation, 5.00%, 4/1/16, Callable 4/1/14 @ 100, FSA	1,615,000	1,722,220
Mecklenburg County, North Carolina, 5.00%, 4/1/07	1,500,000	1,563,750

	Principal Amount	Fair Value
Municipal Bonds, continued
General Obligation Bonds, continued
Mecklenburg County, North Carolina, Series B, 5.00%, 3/1/12, Callable 3/1/06 @ 102	$1,500,000	$1,562,340
Mecklenburg County, North Carolina, Series B, 2.30%, 2/1/23 *	2,000,000	2,000,000
New Hanover County, North Carolina, Public Improvement, 5.30%, 11/1/08	1,500,000	1,613,865
Newton, North Carolina, 4.00%, 4/1/06	165,000	167,331
North Carolina State, 5.10%, 6/1/08, Callable 6/1/06 @ 101	2,000,000	2,075,960
Orange County, North Carolina, Public Improvement, 5.25%, 4/1/08	1,300,000	1,384,474
Randolph County, North Carolina, Certificate of Participation, 5.20%, 6/1/09, FSA	1,175,000	1,261,339
Randolph County, North Carolina, Certificate of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,906,118
Rutherford County, North Carolina, Certificate of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,678,849
Salisbury, North Carolina, 4.40%, 6/1/06	160,000	163,382
Wake County, North Carolina, 5.30%, 2/1/11, Callable 2/1/10 @ 100.5	1,000,000	1,093,040

		44,847,497

Health Care Bonds (23.9%)
Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System, Series A 5.50%, 1/15/08, Callable 1/15/06 @ 102	1,720,000	1,788,404
Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/07 @ 102	1,600,000	1,680,272
Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System, Series A, 5.00%, 1/15/14, Callable 1/15/07 @ 102	1,000,000	1,050,170
Cumberland County, North Carolina, Hospital Facilities, 5.25%, 10/1/10, Callable 10/1/09 @ 101	1,035,000	1,100,950
New Hanover County, North Carolina, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101, MBIA	1,000,000	1,076,070
North Carolina Medical Care Community Hospital, Northeast Medical Center Project, 5.75%, 11/1/06, AMBAC	1,150,000	1,203,303
North Carolina Medical Care Community Hospital, Carolina Medicorp Project, 5.25%, 5/1/09, Callable 5/1/07 @ 100	1,325,000	1,376,384
North Carolina Medical Care Community Hospital, Gaston Memorial Hospital Project, 5.40%, 2/15/11	525,000	545,470
North Carolina Medical Care Community Hospital, Gaston Health Care, 4.625%, 2/15/07	1,100,000	1,129,040
North Carolina Medical Care Community Hospital, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/06 @ 102	1,980,000	2,058,883
North Carolina Medical Care Community Hospital, Halifax Regional Medical Center, 4.60%, 8/15/07	1,795,000	1,822,230

Continued

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Health Care Bonds, continued
North Carolina Medical Care Community Hospital, Pitt County Memorial Hospital, Series A, 5.00%, 12/1/07	$1,625,000	$1,702,821
North Carolina Medical Care Community Hospital, Pitt County Memorial Hospital, Series A, 5.25%, 12/1/10, Callable 12/1/08 @ 101	1,220,000	1,296,177
North Carolina Medical Care Community Hospital, Stanley Memorial Hospital Project, 5.45%, 10/1/08, Callable 10/1/06 @ 102, AMBAC	750,000	790,763
North Carolina Medicare Common Revenue, 4.75%, 9/1/24, Callable 9/1/14 @ 100, FSA	1,500,000	1,510,140
Pitt County, North Carolina, Memorial Hospital, 5.50%, 12/1/15, Callable 12/1/05 @ 102	3,090,000	3,230,594
Pitt County, North Carolina, Memorial Hospital, 5.25%, 12/1/21, Callable 12/1/05 @ 102	215,000	223,789
Wake County, North Carolina, Hospital, 5.125%, 10/1/13, MBIA	2,630,000	2,879,114

		26,464,574

Transportation Bonds (1.4%)
Piedmont, North Carolina, Triad Airport Authority, Series A, 6.375%, 7/1/16, Callable 7/1/09 @ 101, FSA	1,385,000	1,548,181

Urban & Community Development (2.2%)
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 2/1/09, Callable 8/1/05 @ 101	485,000	510,686
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 2/1/10, Callable 8/1/05 @ 101	580,000	614,376
Charlotte, North Carolina, New Public Housing Authority, 5.00%, 2/1/11	350,000	370,647
Durham, North Carolina, New Public Housing Authority, 5.00%, 2/1/09, Callable 8/1/05 @ 101	510,000	537,009
Durham, North Carolina, New Public Housing Authority, 5.125%, 6/1/10, Callable 6/1/05 @ 101, U.S. Government Guaranteed	160,000	171,013
Durham, North Carolina, New Public Housing Authority, 5.00%, 2/1/11, Callable 8/1/05 @ 101, U.S. Government Guaranteed	200,000	211,798

		2,415,529

Utility Bonds (24.9%)
Brunswick County, North Carolina, Enterprise System Revenue, 5.25%, 4/1/16, Callable 4/1/14 @ 100	1,000,000	1,090,540
Charlotte, North Carolina, Water & Sewer System, 5.25%, 7/1/13	1,000,000	1,104,790
Charlotte, North Carolina, Water & Sewer System, Series A, 5.00%, 12/1/17, Callable 12/1/14 @ 102	1,000,000	1,086,610
Charlotte, North Carolina, Water & Sewer System, 5.00%, 6/1/23, Callable 6/1/09 @ 102	550,000	576,857

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Utility Bonds, continued
Charlotte, North Carolina, Water & Sewer System, 5.25%, 6/1/25, Callable 6/1/10 @ 101	$1,000,000	$1,096,480
Durham, North Carolina, Water & Sewer, Utility Systems, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,078,910
Gastonia, North Carolina, Utilities System, 5.00%, 5/1/10, MBIA	1,000,000	1,075,880
Greenville, North Carolina, Enterprise Systems, 5.50%, 9/1/10, FSA	1,455,000	1,605,403
Greenville, North Carolina, Utilities, Series A, 5.60%, 9/1/20, Callable 3/1/09 @ 101, MBIA	150,000	162,210
North Carolina, Eastern Municipal Power, Series A, 5.00%, 1/1/17	435,000	468,947
North Carolina, Eastern Municipal Power, 6.40%, 1/1/21	2,760,000	3,333,335
North Carolina, Eastern Municipal Power, Series A, 4.50%, 1/1/24, Callable 1/1/22 @ 100	500,000	502,840
North Carolina, Eastern Municipal Power, Series A, 6.00%, 1/1/26, Callable 1/1/22 @ 100	1,405,000	1,678,624
North Carolina, Enterprise System, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100	1,000,000	1,085,040
North Carolina, Municipal Power Agency, No. 1, Catawba Electric Revenue, 5.50%, 1/1/13	2,605,000	2,883,709
North Carolina, Municipal Power Agency, No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC	1,610,000	1,782,254
Orange Water & Sewer Authority, North Carolina, Water & Sewer System, Series A, 5.25%, 7/1/16, Callable 7/1/14 @ 100	1,475,000	1,613,901
Orange Water & Sewer Authority, North Carolina, Water & Sewer System, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,834,191
Raleigh, North Carolina, 5.00%, 3/1/13	1,285,000	1,392,914
Salisbury, North Carolina, Enterprise System, 5.00%, 2/1/22, Callable 2/1/12 @ 101, FSA	1,000,000	1,040,680
Wake County, North Carolina, Industrial Facilities & Pollution Control, 5.375%, 2/1/17, Callable 2/1/12 @ 101	1,000,000	1,059,510

		27,553,625

Total Municipal Bonds (Cost $104,391,663)		107,660,691

Investment Company (2.2%)
PNC North Carolina Blackrock Fund — Institutional Class	2,395,468	2,395,468

Total Investment Company (Cost $2,395,468)		2,395,468

Total Investments (Cost $106,787,131) — 99.4%		110,056,159
Net other assets (liabilities) — 0.6%		700,711

Net Assets — 100.0%		$110,756,870

Continued

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be illiquid. Represents 2.2% of net assets.

AMBAC — Insured by the AMBAC Indemnity Corporation.

FGIC — Insured by the Financial Guaranty Insurance Corporation.

FSA — Insured by the Financial Security Assurance.

MBIA — Insured by the Municipal Bond Insurance Association.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of March 31, 2005. The maturity date reflected is the final maturity date.

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (95.9%)
General Obligation Bonds (50.8%)
Anderson County, South Carolina, School District, Series B, 6.00%, 3/1/12, SCSDE	$500,000	$561,825
Berkeley County, South Carolina, School District, 5.375%, 4/1/09, Callable 4/1/08 @ 102, SCSDE	750,000	814,004
Berkeley County, South Carolina, School District, 5.375%, 4/1/10, Callable 4/1/08 @ 102, SCSDE	500,000	542,670
Charleston County, South Carolina, School District, 5.00%, 2/1/11	500,000	538,965
Charleston County, South Carolina, School District, 5.00%, 12/1/11, FGIC	300,000	320,973
Charleston County, South Carolina, School District, Series B, 5.00%, 2/1/19, SCSDE	250,000	261,440
Cherokee County, South Carolina, School District, 5.00%, 3/1/16, Callable 3/1/13 @ 102, SCSDE, MBIA	750,000	809,603
Horry County, South Carolina, School District, Series A, 5.00%, 3/1/11, SCSDE	500,000	540,310
Horry County, South Carolina, School District, 5.125%, 3/1/14. Callable 3/1/13 @ 100, SCDSC	500,000	542,530
Kershaw County, South Carolina, School District, 6.375%, 2/1/10, SCSDE	50,000	56,590
Kershaw County, South Carolina, School District, 6.125%, 2/1/16, Callable 2/1/10 @ 100, SCSDE	500,000	558,340
Lancaster County, South Carolina, School District, 5.00%, 3/1/11, Callable 3/1/10 @ 101, SCSDE	500,000	541,750
Lexington County, South Carolina, 5.00%, 2/1/14, FGIC, State Aid Withholding	500,000	533,305
Lexington County, South Carolina, 5.00%, 2/1/18, Callable 2/1/12 @ 100, FGIC, State Aid Withholding	500,000	524,695
Orangeburg County, South Carolina, School District, 5.00%, 4/1/16, Callable 4/1/14 @ 100, FSA, SCDSE	300,000	321,786
South Carolina State, Medical University, Series A, 5.00%, 3/1/14	500,000	545,520
South Carolina, State School Facilities, Series A, 5.75%, 1/1/10, State Aid Withholding	500,000	554,350
Spartanburg County, South Carolina, School District, 5.25%, 5/1/10, SCSDE	500,000	545,440
York County, South Carolina, School District, Series A, 5.00%, 3/1/11, Callable 3/1/09 @ 101, SCSDE	500,000	534,500
York County, South Carolina, School District, Series A, 5.80%, 3/1/13, Callable 3/1/09 @ 101, SCSDE, FSA	500,000	552,095

		10,200,691

Health Care Bonds (17.3%)
Florence County, South Carolina, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA	500,000	538,570
Greenville, South Carolina, Hospital Systems, Series A, 5.25%, 5/1/06, GTY AGMT	500,000	512,395
Lexington County, South Carolina, Health Services District, 4.75%, 11/1/09	500,000	522,855

	Principal Amount	Fair Value
Municipal Bonds, continued
Health Care Bonds, continued
Medical University of South Carolina Facilities, 6.00%, 8/15/12	$500,000	$573,585
South Carolina Jobs Economic Development Authority Hospital Facilities, Series A, 2.75%, 4/1/05	500,000	499,997
South Carolina Jobs Economic Development Authority Hospital Facilities, 6.00%, 8/1/12	250,000	271,058
South Carolina Jobs Economic Development Authority Hospital Facilities, Anderson Area Medical Center, 5.50%, 2/1/11, Callable 2/1/09 @ 101, FSA	500,000	541,170

		3,459,630

Housing Bonds (1.8%)
Florence, South Carolina, New Public Housing Authority, 5.75%, 8/1/10, Callable 8/1/05 @ 101, FHA	100,000	110,088
South Carolina Jobs, Economic Development Authority, Student Housing Revenue, 2.29%, 7/1/35, LOC — Wachovia Bank NA *	250,000	250,000

		360,088

Utility Bonds (26.0%)
Charleston, South Carolina, Waterworks & Sewer, 5.125%, 1/1/12	425,000	462,710
Charleston, South Carolina, Waterworks & Sewer, 5.25%, 1/1/14	600,000	651,186
Florence, South Carolina, Waterworks & Sewer, 7.50%, 3/1/11, Callable 3/1/10 @ 101, AMBAC	590,000	702,678
Piedmont, South Carolina, Municipal Power Agency, 5.40%, 1/1/07, MBIA	500,000	521,590
Piedmont, South Carolina, Municipal Power Agency, Series A, 6.50%, 1/1/14, FGIC	500,000	589,460
Rock Hill, South Carolina, Utility System, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	500,000	542,850
South Carolina State, Public Service Authority, Series A, 5.50%, 1/1/09, MBIA	500,000	540,490
South Carolina State, Public Service Authority, Series A, 5.75%, 1/1/22, Callable 1/1/06 @ 102, MBIA	100,000	104,074
Spartanburg, South Carolina, Water Works, 5.25%, 6/1/11, FSA	500,000	546,100
Western Carolina, Sewer Authority, 5.25%, 3/1/10, FSA	500,000	542,110

		5,203,248

Total Municipal Bonds (Cost $18,512,360)		19,223,657

Investment Company (1.8%)
Federated Tax Exempt Money Market Fund	356,787	356,787

Total Investment Company (Cost $356,787)		356,787

Total Investments (Cost $18,869,146) — 97.7%		19,580,444
Net other assets (liabilities) — 2.3%		465,059

Net Assets — 100.0%		$20,045,503

Continued

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The rate reflected is the rate in effect as of March 31, 2005. The maturity date reflected is the final maturity date.

AMBAC — Insured by the AMBAC Indemnity Corporation.

FGIC — Insured by the Financial Guaranty Insurance Corporation.

FSA — Insured by the Financial Security Assurance.

GTY AGMT — Insured by Guarantor Agreement.

LOC — Line of Credit.

MBIA — Insured by the Municipal Bond Insurance Association.

SCSDE — Insured by the South Carolina School District Enhancement.

See accompanying notes to the financial statements.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (96.5%)
Education Bonds (13.6%)
University of Virginia, General Revenue, Series B, 5.00%, 6/1/22, Callable 6/1/13 @ 100	$850,000	$892,067
Virginia College Building Authority, 5.50%, 4/1/10	1,000,000	1,091,970
Virginia College Building Authority, 5.25%, 1/1/31, MBIA	1,255,000	1,395,522
Virginia State Public School Authority, Series I, 5.25%, 8/1/10	2,050,000	2,234,827
Virginia State Public School Authority, Series B, 5.25%, 8/1/10, Callable 8/1/09 @ 101	1,000,000	1,089,310
Virginia State Public School Authority, Series I, 5.00%, 8/1/11, Callable 8/1/07 @ 101	1,125,000	1,180,654
Virginia State Public School Authority, Series D, 5.25%, 2/1/12, State Aid Withholding	1,145,000	1,255,653
Virginia State Public School Authority, 5.00%, 8/1/28, Callable 8/1/13 @ 100	1,500,000	1,549,440

		10,689,443

General Obligation Bonds (43.2%)
Alexandria, Virginia, 5.00%, 1/1/13	1,850,000	2,015,871
Alexandria, Virginia, Public Improvement, 5.00%, 6/15/08	1,000,000	1,062,060
Arlington County, Virginia, 5.125%, 6/1/11, Callable 6/1/09 @ 100	1,000,000	1,074,490
Arlington County, Virginia, 5.00%, 5/15/15	1,795,000	1,948,849
Fairfax County, Virginia, Public Improvement, Series B, 5.50%, 12/1/07	1,000,000	1,067,360
Fairfax County, Virginia, Public Improvement, Series A, 5.00%, 6/1/09, Callable 6/1/08 @ 102	2,000,000	2,143,580
Hampton, Virginia, Public Improvement, 5.00%, 4/1/17	1,065,000	1,132,841
Loudoun County, Virginia, 5.00%, 11/1/14, Callable 11/1/11 @ 101	1,000,000	1,088,860
Lynchburg, Virginia, Series A, 5.00%, 6/1/14	1,015,000	1,102,178
Manassas, Virginia, 5.25%, 1/1/11, Callable 1/1/08 @ 102	1,200,000	1,285,536
Newport News, Virginia, 5.00%, 3/1/11	2,000,000	2,130,380
Newport News, Virginia, Series A, 5.50%, 5/1/13, Callable 5/1/10 @ 102	1,845,000	2,058,909
Newport News, Virginia, Series A, 5.00%, 7/1/22, Callable 7/1/13 @ 100, State Aid Withholding	1,250,000	1,305,963
Pittsylvania County, Virginia, 5.625%, 3/1/15	1,315,000	1,467,921
Richmond, Virginia, 5.25%, 1/15/09	1,500,000	1,612,935
Richmond, Virginia, Public Improvement, Series A, 5.45%, 1/15/08	1,500,000	1,597,755
Roanoke, Virgina, 5.00%, 10/1/17, Callable 10/1/14 @ 101	1,000,000	1,080,600
Spotsylvania County, Virginia, 5.50%, 7/15/12, FSA	2,925,000	3,281,528
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/08	1,000,000	1,062,070
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/11, Callable 3/1/10 @ 101	3,205,000	3,508,674
Virginia State Public Building Authority Series A, 5.00%, 8/1/10	1,070,000	1,089,185

		34,117,545

	Principal Amount	Fair Value
Municipal Bonds, continued
Health Care Bonds (9.1%)
Danville, Virginia, Industrial Development Authority, Regional Medical Center, 5.00%, 10/1/07, AMBAC	$1,160,000	$1,214,056
Norfolk, Virginia, Industrial Development Authority, Daughters Charity Hospital, 6.50%, 12/1/07, Callable 6/1/05 @ 100	700,000	704,382
Virginia Beach, Virginia, Industrial Development Authority, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @ 101, MBIA	1,000,000	1,069,110
Virginia Biotechnology Research Authority Lease Revenue, Biotech Two Project, 5.15%, 9/1/10	1,100,000	1,144,781
Virginia Biotechnology Research Authority Lease Revenue, Biotech Two Project, 5.25%, 9/1/12, Callable 9/1/06 @ 101	1,500,000	1,563,135
Winchester, Virginia, Industrial Development Authority, Winchester Medical Center, 5.25%, 1/1/06, AMBAC	1,500,000	1,518,090

		7,213,554

Housing Bonds (2.7%)
Suffolk, Virginia, Redevelopment & Housing Authority, 4.85%, 7/1/31	1,050,000	1,104,800
Virginia Gateway Community Development Authority, 6.375%, 3/1/30, Callable 3/1/13 @ 102 (a)	1,000,000	1,021,290

		2,126,090

Transportation Bonds (12.6%)
Chesapeake Bay Bridge & Tunnel, Virginia, 5.50%, 7/1/06, Callable 7/1/05 @ 102, FGIC	2,400,000	2,464,511
Fairfax County, Virginia, Economic Development Authority, 1st Series, 5.25%, 9/1/10, Callable 9/1/09 @ 102	1,000,000	1,090,120
Fairfax County, Virginia, Economic Developement Authority, 5.00%, 4/1/21, Callable 4/1/15 @ 100	1,735,000	1,827,094
Fairfax County, Virginia, Economic Development Authority, 5.00%, 4/1/21, Callable 4/1/14 @ 100	1,000,000	1,051,020
Virginia Commonwealth, 5.75%, 5/15/09	1,035,000	1,135,333
Virginia Commonwealth Transportation Board, 5.50%, 5/15/15, Callable 5/15/09 @ 101	1,185,000	1,299,104
Virginia State Transportation Board, Transportation Contract Revenue, Series A, 5.125%, 5/15/12, Callable 5/15/06 @ 101	1,000,000	1,037,220

		9,904,402

Utility Bonds (13.0%)
Chesterfield County, Virginia Pollution Control Authority, 5.50%, 10/1/09, Callable 11/08/06 @ 101	2,500,000	2,615,625
Henrico County, Virginia, Water & Sewer, 5.25%, 5/1/11, Callable 5/1/09 @ 102	1,310,000	1,419,215
Loudoun County, Virginia, Water & Sewer 5.75%, 1/1/11, FSA	1,000,000	1,117,310
Loudoun County, Virginia, Water & Sewer 5.00%, 1/1/29, Callable 1/1/15 @ 100	1,500,000	1,551,375

Continued

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Utility Bonds, continued
Norfolk, Virginia, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	$1,030,000	$1,102,893
Prince William County, Virginia, Service Authority Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,086,290
Virginia State Authority, Water Revenue, 5.25%, 10/1/15	1,220,000	1,353,578

		10,246,286

Total Virginia		74,297,320

Washington, D.C. (2.3%)
Washington, D.C., Metropolitan Transportation Authority, 6.00%, 7/1/09, FGIC	1,600,000	1,776,608

Total Municipal Bonds (Cost $73,112,318)		76,073,928

	Shares	Fair Value
Investment Company (2.2%)
PNC Virginia Blackrock Fund — Institutional Class	1,761,659	$1,761,659

Total Investment Company (Cost $1,761,659)		1,761,659

Total Investments (Cost $74,873,977) — 98.7%		77,835,587
Net other assets (liabilities) — 1.3%		1,030,869

Net Assets — 100.0%		$78,866,456

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be illiquid. Represents 1.3% of net assets.

AMBAC — Insured by the AMBAC Indemnity Corporation.

FGIC — Insured by the Financial Guaranty Insurance Corporation.

FSA — Insured by the Financial Security Assurance.

MBIA — Insured by the Municipal Bond Insurance Association.

See accompanying notes to the financial statements.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (97.5%)
Commission Bonds (8.0%)
Harrison County, West Virginia, Building Commission, 5.15%, 4/1/18, Callable 4/1/08 @ 102, AMBAC	$1,000,000	$1,044,400
West Virginia State Building Commission, Series A, 5.25%, 7/1/09, Callable 7/1/07 @ 102, MBIA	1,000,000	1,063,180
West Virginia State Building Commission, Series A, 5.25%, 7/1/10, AMBAC	2,000,000	2,170,420
Wood County, West Virginia, Building Commission, 6.875%, 1/1/08, Callable 7/1/05 @ 100	1,290,000	1,411,982

		5,689,982

Education Bonds (16.3%)
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100, FGIC	1,500,000	1,543,455
West Virginia Higher Education, Series A, 5.00%, 4/1/11, MBIA	2,000,000	2,156,600
West Virginia Higher Education, Series A, 5.00%, 4/1/12, MBIA	2,000,000	2,160,979
West Virginia Higher Education, Series B, 5.00%, 4/1/14, FGIC	750,000	812,115
West Virginia School Building Authority, 6.00%, 7/1/08, Callable 7/1/07 @ 102, AMBAC	560,000	605,450
West Virginia University, Series A, 5.50%, 4/1/10, MBIA	1,405,000	1,541,313
West Virginia University, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,641,103
West Virginia University, Series A, 5.25%, 4/1/13, Callable 4/1/08 @ 102, AMBAC	1,125,000	1,206,563

		11,667,578

General Obligation Bonds (16.0%)
Ohio County, West Virginia, Board of Education, 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	850,280
Ohio County, West Virginia, Board of Education, 5.50%, 6/1/14, MBIA	880,000	989,974
West Virginia State, 5.50%, 6/1/09, FSA	2,000,000	2,174,180
West Virginia State, 5.50%, 6/1/10, FSA	1,500,000	1,648,635
West Virginia State, 5.25%, 6/1/12, Callable 6/1/08 @ 101, FGIC	830,000	884,257
West Virginia State, Series D, 5.25%, 11/1/12, Callable 11/1/06 @ 102, FGIC	1,495,000	1,576,791
West Virginia State, 5.75%, 6/1/14, Callable 6/1/09 @ 101	2,000,000	2,190,500
West Virginia State, 5.625%, 6/1/19, Callable 6/1/10 @ 101, FGIC	1,000,000	1,098,000

		11,412,617

Health Care Bonds (12.8%)
Logan County, West Virginia, Logan County Health, 8.00%, 12/1/16	690,000	909,503
South Charleston, West Virginia, 5.50%, 10/1/09, Callable 10/1/05 @ 100, MBIA	520,000	521,227
Weirton, West Virginia, Municipal Hospital Building, Series A, 5.25%, 12/1/11	2,580,000	2,654,743
West Virginia State Hospital Finance Authority, 5.90%, 1/1/06, MBIA	680,000	681,843

	Principal Amount	Fair Value
Municipal Bonds, continued
Health Care Bonds, continued
West Virginia State Hospital Finance Authority, 5.00%, 8/1/09, Callable 8/1/07 @ 100, FSA	$800,000	$829,224
West Virginia State Hospital Finance Authority, 6.00%, 9/1/12, Callable 9/1/10 @ 101	590,000	646,563
West Virginia State Hospital Finance Authority, Series A, 6.50%, 9/1/16	510,000	609,348
West Virginia State Hospital Finance Authority, 6.10%, 1/1/18, Callable 1/1/06 @ 100, MBIA	1,300,000	1,303,250
West Virginia State Hospital Finance Authority, 5.50%, 3/1/22, Callable 3/1/14 @ 100	970,000	998,877

		9,154,578

Housing Bonds (2.5%)
Cabell, Putnam & Wayne Counties, West Virginia, Single Family Residential Mortgage, 7.375%, 4/1/11, FGIC	640,000	758,336
Webster County, West Virginia, Housing Development Corporate Mortgage, 6.50%, 4/1/18, Callable 10/1/05 @ 100, FHA	1,010,000	1,018,878

		1,777,214

Pollution Control Bonds (7.2%)
Marshall County, West Virginia, Pollution Control, 5.45%, 7/1/14, Callable 1/1/06 @ 100, MBIA	950,000	961,780
Monongalia County, West Virginia, Pollution Control, 5.95%, 4/1/13, Callable 4/1/05 @ 100, MBIA	2,000,000	2,011,880
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/05 @ 102, AMBAC, MBIA	1,000,000	1,028,820
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/05 @ 102, AMBAC	1,100,000	1,131,702

		5,134,182

Transportation Bonds (20.3%)
Charleston, West Virginia Parking, 4.00%, 6/1/10	650,000	651,690
Charleston, West Virginia Parking, Series A, 4.20%, 6/1/12	690,000	684,949
Charleston, West Virginia Parking, Series A, 7.00%, 6/1/16, Callable 4/7/05 @ 102, LOC — Bank One West Virginia	580,000	592,058
Charleston, West Virginia, Urban Renewal Authority, 5.25%, 12/15/18, Callable 12/15/09 @ 103, FSA	1,060,000	1,141,715
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,224,440
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/15, Callable 6/1/12 @ 101, MBIA	1,000,000	1,102,260
West Virginia Economic Development Authority, Series A, 5.00%, 10/1/15, Callable 10/1/11 @ 101	1,250,000	1,322,425
West Virginia Economic Development Authority, 5.50%, 6/1/18, Callable 6/1/12 @ 101, MBIA	1,000,000	1,096,380

Continued

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Transportation Bonds, continued
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/10	$750,000	$798,443
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/11	785,000	834,918
West Virginia State Parkways Economic Development & Tourism Authority, 5.00%, 5/15/10, FGIC	2,055,000	2,209,598
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/12, FGIC	1,000,000	1,096,420
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/17, FGIC	700,000	774,851

		14,530,147

Utility Bonds (14.4%)
Bluefield, West Virginia, Sewer, 3.25%, 7/1/08	100,000	99,023
Bluefield, West Virginia, Sewer, 3.50%, 7/1/09	100,000	99,177
Bluefield, West Virginia, Sewer, 3.70%, 7/1/10	100,000	99,289
Clarksburg, West Virginia, Water, 5.25%, 9/1/19, Callable 9/1/12 @ 101, FGIC	725,000	778,201
Fairmont, West Virginia, Waterworks, 5.375%, 7/1/13, Callable 7/1/07 @ 102, MBIA	680,000	724,798

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Utility Bonds, continued
Harrison County, West Virginia, County Commission Solid Waste Disposal, 6.30%, 5/1/23, Callable 5/1/05 @ 100, AMBAC	$860,000	$862,313
Parkersburg, West Virginia, Waterworks & Sewer Systems, 5.80%, 9/1/19, Callable 9/1/06 @ 102, FSA	2,660,000	2,814,360
West Virginia State Water Development Authority, Series A, 5.50%, 11/1/18, Callable 11/1/09 @ 102, AMBAC	1,000,000	1,096,940
West Virginia State Water Development Authority, Series A, 5.00%, 10/1/28, Callable 10/1/13 @ 101, AMBAC	2,110,000	2,180,854
West Virginia State Water Development Authority, Series B, 5.00%, 11/1/29, Callable 11/1/13 @ 101	1,500,000	1,549,545

		10,304,500

Total Municipal Bonds (Cost $67,851,135)		69,670,798

Investment Company (0.9%)
Federated Tax Exempt Money Market Fund	649,299	649,299

Total Investment Company (Cost $649,299)		649,299

Total Investments (Cost $68,500,434) — 98.4%		70,320,097
Net other assets (liabilities) — 0.6%		1,148,257

Net Assets — 100.0%		$71,468,354

AMBAC — Insured by the AMBAC Indemnity Corporation.

FGIC — Insured by the Financial Guaranty Insurance Corporation.

FHA — Insured by the Federal Housing Administration.

FSA — Insured by the Financial Security Assurance.

LOC — Line of Credit.

MBIA — Insured by the Municipal Bond Insurance Association.

See accompanying notes to the financial statements.

Prime Money Market Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Amortized Cost
Certificates of Deposit (5.0%)
Banking (5.0%)
Huntington National Bank, 2.73%, 5/9/05	$5,000,000	$5,000,000
Washington Mutual Bank, 2.81%, 5/2/05	15,000,000	15,000,000
Washington Mutual Bank, 2.81%, 5/3/05	20,000,000	20,000,000
Washington Mutual Bank, 3.03%, 6/29/05	10,000,000	10,000,000

Total Certificates of Deposit (Amortized Cost $50,000,000)		50,000,000

Commercial Paper* (30.5%)
Amusement Parks (1.0%)
Walt Disney Co., 2.87%, 5/2/05 (a)	1,000,000	997,529
Walt Disney Co., 2.87%, 5/17/05 (a)	9,000,000	8,966,995

		9,964,524

Banking (1.0%)
Bank of America Corp., 2.14%, 4/6/05	10,000,000	9,997,028

Financial Services (27.5%)
Aspen Funding Corp., 2.69%, 5/9/05 (a)	7,000,000	6,980,124
Beta Finance, Inc., (GTD Beta Finance Corp.), 2.69%, 5/5/05 (a)	27,000,000	26,931,404
Blue Spice LLC, 2.66%, 4/22/05 (a)	21,000,000	20,967,415
Blue Spice LLC, 2.87%, 8/4/05 (a)	5,000,000	4,950,087
CIT Group, Inc., 2.50%, 4/4/05	3,000,000	2,999,375
Daimler Chrysler NA Holding Corp., 2.86%, 4/7/05	1,000,000	999,523
Daimler Chrysler NA Holding Corp., 2.77%, 5/5/05	2,000,000	1,994,768
Daimler Chrysler NA Holding Corp., 2.90%, 5/23/05	7,000,000	6,970,678
Edison Asset Securitization, 2.54%, 6/1/05 (a)	10,000,000	9,956,961
Edison Asset Securitization, 3.05%, 8/9/05 (a)	15,000,000	14,834,792
FCAR Auto Loan Trust, 2.73%, 5/4/05	11,000,000	10,972,473
FCAR Auto Loan Trust, 2.54%, 5/16/05	4,000,000	3,987,300
Fountain Square Commercial Funding Corp., (SA Fifth Third Bank), 2.59%, 4/14/05 (a)	15,000,000	14,985,971
Georgetown Funding LLC, 2.98%, 6/15/05 (a)	3,600,000	3,577,650
Grampian Funding LLC, 2.97%, 8/17/05 (a)	10,000,000	9,886,150
ING Funding LLC, 2.69%, 5/2/05	14,750,000	14,715,833
John Deere Credit, Ltd., (GTD John Deere Capital Corp.), 2.89%, 5/2/05	1,000,000	997,511
John Deere Credit, Ltd., (GTD John Deere Capital Corp.), 2.88%, 5/6/05	8,000,000	7,977,600
Jupiter Securitization Corp., 2.68%, 6/20/05 (a)	10,000,000	9,940,444
K2 (USA) LLC, (GTD K2 Corp.), 2.88%, 7/28/05 (a)	4,600,000	4,556,576
New Center Asset Trust, 2.61%, 4/8/05	10,000,000	9,994,925
New Center Asset Trust, 2.69%, 5/4/05	5,000,000	4,987,671
New Center Asset Trust, 2.88%, 6/30/05	5,000,000	4,964,000
Paradigm Funding LLC, 2.80%, 4/15/05 (a)	20,000,000	19,978,222
Paradigm Funding LLC, 2.69%, 5/9/05 (a)	13,000,000	12,963,087

	Principal Amount	Amortized Cost
Commercial Paper*, continued
Financial Services, continued
Perry Global Funding LLC, 2.61%, 4/11/05 (a)	$10,000,000	$9,992,750
Picaros Funding LLC, 2.13%, 4/4/05 (a)	5,000,000	4,999,113
Picaros Funding LLC, 2.65%, 4/14/05 (a)	11,000,000	10,989,474
Sigma Finance Inc., 2.98%, 8/18/05 (a)	4,000,000	3,953,976
Textron Financial Corp., 2.85%, 5/2/05	10,000,000	9,975,458
Yorktown Capital LLC, 2.80%, 4/20/05 (a)	5,000,000	4,992,611

		276,973,922

Food Products (1.0%)
Sara Lee Corp., 3.02%, 6/27/05 (a)	10,000,000	9,929,533

Total Commercial Paper (Amortized Cost $306,865,007)		306,865,007

Corporate Bonds (4.2%)
Asset Backed Securities (2.7%)
Capital One Prime Auto Receivables Trust, Series 2005-A, 3.12%, 4/15/06	5,000,000	5,000,000
CIT Equipment Collateral, Series 2004 EF-1, 1.63%, 7/15/05	364,665	364,665
CNH Equipment Trust, Series 2004-A, 2.00%, 10/14/05	9,125,857	9,125,857
CNH Equipment Trust, Series 2005-A, 3.08%, 4/7/06	5,000,000	5,000,000
USAA Auto Owner Trust, Series 2004-2, 1.66%, 7/15/05	15,927	15,927
WFS Financial Owner Trust, Class A1, Series 2005-2, 3.14%, 4/17/06	3,500,000	3,500,000
Volkswagen Auto Lease Trust, 2.985%, 3/20/06	4,126,532	4,126,532

		27,132,981

Broker/Dealer (0.5%)
Goldman Sachs Group, Inc., 2.97%, 8/1/05 (b)	5,000,000	5,000,000

Industrials (1.0%)
Fed Ex Corp., 2.84%, 4/1/05	10,000,000	10,000,000

Total Corporate Bonds (Amortized Cost $42,132,981)		42,132,981

U.S. Government Agencies (1.2%)
Federal Home Loan Bank (1.2%)
1.36%, 4/1/05	2,000,000	2,000,000
1.50%, 5/4/05, Callable 4/7/05 @ 100	8,000,000	8,000,000
1.60%, 5/16/05, Callable 4/21/05 @ 100	2,500,000	2,500,000

Total U.S. Government Agencies (Amortized Cost $12,500,000)		12,500,000

Variable Rate Notes** (42.9%)
Banking & Financial Services (21.4%)
Anchor Holdings, (LCD U.S. Bank NA), 2.87%, 4/7/05	1,840,000	1,840,000
Bartlett, Illinois, Redevelopment Project, 3.13%, 4/6/05	5,000,000	5,000,000
Becker, Minnesota Pollution Control, 2.98%, 4/6/05	8,700,000	8,700,000

Continued

Prime Money Market Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Amortized Cost
Variable Rate Notes**, continued
Banking & Financial Services, continued
Blue Heron Funding Ltd., Series 3A, Class A, (GTD West LB AG), 2.86%, 4/29/05 (a)	$30,000,000	$30,000,001
Christian Life Assembly of the Assemblies of God, (LCD Fulton Bank), 3.01%, 4/7/05	3,400,000	3,400,000
Depfa Bank PLC, 2.99%, 6/15/05 (a)	15,000,000	14,999,999
Guilford Capital LLC, Series 2002-A, (LCD Regions Bank, Alabama) 3.06%, 4/7/05	1,620,000	1,620,000
H.C. Equities, (LCD Wachovia Bank NA), 2.86%, 4/7/05	4,935,000	4,935,000
HBOS Treasury Services PLC, 2.71%, 4/1/05	25,000,000	25,000,000
HBOS Treasury Services PLC, 2.90%, 5/20/05 (a)	8,000,000	8,000,000
HBOS Treasury Services PLC, 3.08%, 6/24/05	10,000,000	10,000,000
Indian Hills Country Club, (LCD AmSouth Bank NA, Birmingham), 2.97%, 4/7/05	3,785,000	3,785,000
J.W. Harris Company, Inc., (LCD Fifth Third Bank), 2.86%, 4/7/05	3,310,000	3,310,000
Maryland Economic Development Corp. (LCD Manufacturers & Traders Trust Co.), 3.00%, 4/5/05	7,000,000	7,000,000
Monet Trust, (SWP Desden Bank AG), 3.16%, 6/28/05 (a) (b)	30,000,000	30,000,000
New Keibler Thompson Co., (LCD Manufacturers & Traders Trust Co.), 3.00%, 4/1/05	7,815,000	7,815,000
Quality Synthetic Rubber Co., (LCD U.S. Bank NA), 2.87%, 4/7/05	715,000	715,000
Seven Hills School, (LCD Fifth Third Bank, Cincinnati) 2.86%, 4/7/05	1,070,000	1,070,000
Spira Millenium, (LCD Fleet National Bank), 2.90%, 4/7/05	3,805,000	3,805,000
Stone Creek, (LCD Columbus Bank and Trust Co.), 2.91%, 4/7/05	14,485,000	14,485,000
Suntrust Bank, 2.56%, 4/4/05	4,000,000	4,000,753
TOG Properties, Inc., 2.97%, 4/7/05	7,800,000	7,800,000
Vestavia Hills Baptist, (LCD AmSouth Bank, NA), 2.97%, 4/7/05	3,100,000	3,100,000
Wells Fargo & Co., 2.77%, 4/4/05	6,000,000	6,000,000
Wells Fargo & Co., 2.87%, 4/14/05	3,000,000	3,000,000
World Wildlife Fund, Inc., (AMBAC Financial Group, Inc.), 2.88%, 4/7/05	4,870,000	4,870,000
YSR LLC, (LCD Amsouth Bank NA), 2.97%, 4/7/05	2,139,000	2,139,000

		216,389,754

Broker/Dealer (7.8%)
Greenwich Capital Marketing, 2.71%, 8/5/05	5,000,000	5,000,000
Merrill Lynch & Company, Inc., 2.75%, 4/4/05	10,000,000	10,000,000
Merrill Lynch & Company, Inc., 2.9212%, 4/11/05 (a)	12,000,000	12,000,000

	Principal Amount	Amortized Cost
Variable Rate Notes**, continued
Broker/Dealer, continued
Merrill Lynch & Company, Inc., 3.02%, 5/31/05	$1,000,000	$1,000,627
Morgan Stanley, 2.82%, 4/1/05	20,000,000	20,000,000
Morgan Stanley, 2.71%, 4/4/05	10,000,000	10,000,000
Morgan Stanley, 2.75%, 4/4/05	5,000,000	5,000,000
Morgan Stanley, 2.89%, 4/27/05	8,000,000	8,000,000
Morgan Stanley, 2.83%, 9/1/05	7,000,000	7,000,000

		78,000,627

Federal Home Loan Mortgage Corp. (2.7%)
2.42%, 6/9/05	27,000,000	27,000,000

Financial Services (4.2%)
Compass Securitization, 2.75%, 4/14/05 (a)	8,000,000	7,999,776
Compass Securitization, 2.78%, 4/18/05 (a)	15,000,000	14,999,473
GE Capital Corp., 2.86%, 4/11/05 (a)	7,000,000	7,000,000
GE Capital Corp., 2.93%, 4/18/05 (a)	7,000,000	7,000,000
GE Capital Assurance Co., 2.87%, 5/12/05	5,000,000	5,000,466

		41,999,715

Financial Securities (3.6%)
K2 (USA) LLC, (KBC Bank NV), 2.84%, 4/1/05 (a)	8,000,000	8,000,088
K2 (USA) LLC, (KBC Bank NV), 2.67%, 4/15/05 (a)	2,000,000	1,999,951
K2 (USA) LLC, (KBC Bank NV), 2.85%, 4/25/05 (a)	1,000,000	1,000,045
K2 (USA) LLC, (KBC Bank NV), 2.76%, 5/6/05 (a)	6,000,000	6,000,504
K2 (USA) LLC, (KBC Bank NV), 2.96%, 6/15/05 (a)	4,000,000	3,999,634
Sigma Finance, Inc., 2.79%, 4/1/05 (a)	5,000,000	4,998,590
Sigma Finance, Inc., 2.76%, 4/15/05 (a)	5,000,000	4,999,872
Sigma Finance, Inc., 2.76%, 4/15/05 (a)	5,000,000	4,999,871

		35,998,554

Insurance (2.5%)
Allstate Life Insurance Co., 1.932%, 5/2/05 (b)	2,000,000	2,000,000
GE Capital Assurance Co., 2.88%, 5/9/05 (b)	5,000,000	5,000,000
Jackson National Life Insurance Co., 2.94%, 4/22/05 (b)	3,000,000	3,000,000
Metropolitan Life Insurance Co., 2.9025%, 5/1/05 (b)	5,000,000	5,000,000
New York Life Insurance Co., 3.01%, 5/2/05 (b)	5,000,000	5,000,000
Travelers Insurance Co., 2.435%, 5/19/05 (b)	5,000,000	5,000,000

		25,000,000

Student Loan Marketing Association (0.7%)
2.90%, 4/25/05	6,600,000	6,612,365

Total Variable Rate Notes (Amortized Cost $431,001,015)		431,001,015

Continued

Prime Money Market Fund

Schedule of Portfolio Investments, continued	March 31, 2005

(Unaudited)

	Principal Amount	Amortized Cost
Collateralized Loan Agreements (12.4%)
Bear Stearns Companies, Inc., 3.025%, dated 3/31/05 maturing 4/1/05, with a maturity value of $25,002,101 (Collateralized fully by various U.S. Government Agencies)	$25,000,000	$25,000,000
First Boston, 3.00%, dated 3/31/05 maturing 4/1/05, with a maturity value of $20,001,667 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Greenwich Capital Marketing, 3.00%, dated 3/31/05 maturing 4/1/05, with a maturity value of $20,001,667 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Lehman Brothers Holdings, Inc., 3.025%, dated 3/31/05 maturing 4/1/05, with a maturity value of $20,001,681 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Merrill Lynch, 3.025%, dated 3/31/05 maturing 4/1/05, with a maturity value of $20,001,681 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000

	Principal Amount	Amortized Cost
Collateralized Loan Agreements, continued
Bear Stearns Companies, Inc., 3.09%, dated 3/3/05 maturing 6/1/05, with a maturity value of $20,106,433 (Collateralized fully by various U.S. Government Agencies)	$20,000,000	$20,000,000

Total Collateralized Loan Agreements (Amortized Cost $125,000,000)		125,000,000

Repurchase Agreement (5.4%)
Countrywide Securities, 2.91%, dated 3/31/05 maturing 4/1/05, with a maturity value of $54,748,427 (Collateralized fully by various U.S. Government Agencies)	54,766,000	54,766,000

Total Repurchase Agreement (Amortized Cost $54,766,000)		54,766,000

Total Investments (Amortized Cost $1,022,265,003) — 101.6%		1,022,265,003
Net other assets (liabilities) — (1.6)%		(16,258,319)

Net Assets — 100.0%		$1,006,006,684

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be illiquid. Represents 6.0% of net assets.

LLC — Limited Liability Company.

*	Discount note. Rate disclosed represents the effective yield at March 31, 2005.
**	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2005. The maturity date reflected is the next reset date.

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Principal Amount	Amortized Cost or Fair Value
U.S. Treasury Bills* (34.2%)
2.57%, 4/7/05	$40,000,000	$39,982,892
2.48%, 4/14/05	120,000,000	119,892,522
2.32%, 5/26/05	40,000,000	39,858,031
2.49%, 6/16/05	40,000,000	39,790,029
2.77%, 7/14/05	40,000,000	39,680,200
2.95%, 8/18/05	40,000,000	39,543,694

Total U.S. Treasury Bills (Amortized Cost $318,747,368)		318,747,368

U.S. Treasury Bonds & Notes (16.1%)
1.625%, 4/30/05	40,000,000	39,988,288
6.50%, 5/15/05	30,000,000	30,162,620
1.125%, 6/30/05	40,000,000	39,905,880
1.50%, 7/31/05	40,000,000	39,904,880

Total U.S. Treasury Bonds & Notes (Amortized Cost $149,961,668)		149,961,668

Repurchase Agreements (49.8%)
Bank of America Corp., 2.60%, dated 3/31/05, maturing 4/1/05, with maturity value of $144,010,400 (Collateralized fully by U.S. Treasury Notes)	144,000,000	144,000,000

	Principal Amount	Amortized Cost or Fair Value
Repurchase Agreements , continued
Goldman Sachs Group, Inc., 2.64%, dated 3/31/05, maturing 4/1/05, with maturity value of $133,818,180 (Collateralized fully by U.S. Treasury Notes)	$133,808,367	$133,808,367
Lehman Brothers, 2.60%, dated 3/31/05, maturing 4/1/05, with maturity value of $40,002,889 (Collateralized fully by U.S. Treasury Bills)	40,000,000	40,000,000
Merrill Lynch & Company, Inc., 2.60%, dated 3/31/05, maturing 4/1/05, with maturity value of $145,010,472 (Collateralized fully by U.S. Treasury Bills)	145,000,000	145,000,000

Total Repurchase Agreements (Amortized Cost $462,808,367)		462,808,367

Total Investments (Amortized Cost $931,517,403) — 100.1%		931,517,403
Net other assets (liabilities) — (0.1)%		(755,807)

Net Assets — 100.0%		$930,761,596

*	Discount note. Rate disclosed represents the effective yield at March 31, 2005.

See accompanying notes to the financial statements.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.4%)
BB&T Intermediate Corporate Bond Fund —Institutional Class	1,336,553	$13,819,959
BB&T Intermediate U.S. Government Fund —Institutional Class	2,532,363	25,450,249
BB&T International Equity Fund — Institutional Class	514,715	4,755,963
BB&T Large Company Growth Fund — Institutional Class	965,270	8,446,111
BB&T Large Company Value Fund — Institutional Class	679,037	12,664,042
BB&T Mid Cap Growth Fund — Institutional Class (a)	120,639	1,522,464
BB&T Mid Cap Value Fund — Institutional Class	136,636	2,329,643

	Shares	Fair Value
Investment Companies, continued
BB&T Short U.S. Government Fund — Institutional Class	728,096	$6,960,599
BB&T Small Company Growth Fund — Institutional Class (a)	71,459	975,410
BB&T Small Company Value Fund — Institutional Class	98,563	1,482,392
BB&T U.S. Treasury Money Market Fund —Institutional Class	2,742,409	2,742,409

Total Investment Companies (Cost $76,169,844)		81,149,241

Total Investments in Affiliates (Cost $76,169,844) — 100.4%		81,149,241
Net other assets (liabilities) — (0.4)%		(307,685)

Net Assets — 100.0%		$80,841,556

(a)	Represents non-income producing securities.

See accompanying notes to the financial statements.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.2%)
BB&T Intermediate Corporate Bond Fund —Institutional Class	905,903	$9,367,041
BB&T Intermediate U.S. Government Fund —Institutional Class	1,709,268	17,178,139
BB&T International Equity Fund — Institutional Class	816,569	7,545,099
BB&T Large Company Growth Fund — Institutional Class	1,519,365	13,294,447
BB&T Large Company Value Fund — Institutional Class	1,075,183	20,052,168
BB&T Mid Cap Growth Fund — Institutional Class (a)	191,212	2,413,099
BB&T Mid Cap Value Fund — Institutional Class	211,396	3,604,300
BB&T Short U.S. Government Fund — Institutional Class	489,141	4,676,190

	Shares	Fair Value
Investment Companies, continued
BB&T Small Company Growth Fund — Institutional Class (a)	114,178	$1,558,528
BB&T Small Company Value Fund — Institutional Class	155,244	2,334,871
BB&T U.S. Treasury Money Market Fund —Institutional Class	2,619,981	2,619,981

Total Investment Companies (Cost $79,081,845)		84,643,863

Total Investments in Affiliates (Cost $79,081,845) — 100.2%		84,643,863
Net other assets (liabilities) — (0.2)%		(158,191)

Net Assets — 100.0%		$84,485,672

(a)	Represents non-income producing securities.

See accompanying notes to the financial statements.

Capital Manager Growth Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.1%)
BB&T Intermediate Corporate Bond Fund — Institutional Class	406,388	$4,202,052
BB&T Intermediate U.S. Government Fund — Institutional Class	769,401	7,732,478
BB&T International Equity Fund — Institutional Class	755,967	6,985,134
BB&T Large Company Growth Fund — Institutional Class	1,419,420	12,419,925
BB&T Large Company Value Fund — Institutional Class	998,380	18,619,781
BB&T Mid Cap Growth Fund — Institutional Class (a)	177,038	2,234,214
BB&T Mid Cap Value Fund — Institutional Class	200,964	3,426,439

	Shares	Fair Value
Investment Companies, continued
BB&T Short U.S. Government Fund — Institutional Class	220,874	$2,111,560
BB&T Small Company Growth Fund — Institutional Class (a)	104,963	1,432,750
BB&T Small Company Value Fund — Institutional Class	145,230	2,184,255
BB&T U.S. Treasury Money Market Fund —Institutional Class	2,578,251	2,578,251

Total Investment Companies (Cost $60,784,463)		63,926,839

Total Investments in Affiliates (Cost $60,784,463) — 100.1%		63,926,839
Net other assets (liabilities) — (0.1)%		(71,208)

Net Assets — 100.0%		$63,855,631

(a) Represents non-income producing securities.

See accompanying notes to the financial statements.

Capital Manager Equity Fund

Schedule of Portfolio Investments	March 31, 2005

(Unaudited)

	Shares	Fair Value
Investment Companies (100.0%)
BB&T International Equity Fund — Institutional Class	555,563	$5,133,406
BB&T Large Company Growth Fund — Institutional Class	1,033,378	9,042,062
BB&T Large Company Value Fund — Institutional Class	731,033	13,633,770
BB&T Mid Cap Growth Fund — Institutional Class (a)	129,965	1,640,162
BB&T Mid Cap Value Fund — Institutional Class	143,972	2,454,714
BB&T Small Company Growth Fund — Institutional Class (a)	77,720	1,060,878

	Shares	Fair Value
Investment Companies, continued
BB&T Small Company Value Fund — Institutional Class	105,634	$1,588,730
BB&T U.S. Treasury Money Market Fund —Institutional Class	1,112,615	1,112,615

Total Investment Companies (Cost $32,584,683)		35,666,337

Total Investments in Affiliates (Cost $32,584,683) — 100.0%		35,666,337
Net other assets (liablities) — (0.0)%		(15,155)

Net Assets — 100.0%		$35,651,182

(a) Represents non-income producing securities.

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2005

	Equity Income Fund	Large Company Value Fund
Assets:
Investments, at cost	$44,791,712	$721,420,818
Unrealized appreciation (depreciation)	4,211,375	164,104,144

Investments, at value*	49,003,087	885,524,962
Repurchase agreements, at cost	8,149,983	19,615,796
Interest and dividends receivable	171,659	1,389,388
Receivable for capital shares issued	—	—
Receivable for investments sold	—	4,320,288
Prepaid expenses	30,132	19,059

Total Assets:	57,543,611	910,869,493

Liabilities:
Covered options written (premiums received $0;$0;$0;$0;$0;$0;$0;$28,639)	—	—
Dividends payable	286,900	1,124,722
Payable for investments purchased	384,045	1,702,583
Payable for capital shares redeemed	20,000	7,553
Payable for collateral received on loaned securities	—	214,576,144
Accrued expenses and other payables
Investment advisory fees	32,786	397,732
Administration, transfer agency and fund accounting fees	5,679	72,798
Distribution fees	10,902	29,041
Other	5,507	58,855

Total Liabilities:	745,819	217,969,428

Net Assets:
Capital	52,279,117	510,196,682
Undistributed (distributions in excess of) net investment income	(1,382)	59,121
Undistributed realized gains (losses) from investment transactions	308,682	18,540,118
Net unrealized appreciation (depreciation) of investments	4,211,375	164,104,144

Net Assets	$56,797,792	$692,900,065

Net Assets
Class A Shares	$21,614,545	$36,344,086
Class B Shares	3,086,942	24,705,252
Class C Shares	5,060,349	181,436
Institutional Shares	27,035,956	631,669,291

Total	$56,797,792	$692,900,065

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	1,893,160	1,953,521
Class B Shares	270,601	1,338,777
Class C Shares	443,807	9,848
Institutional Shares	2,366,722	33,878,369

Total	4,974,290	37,180,515

Net Asset Value
Class A Shares — redemption price per share	$11.42	$18.60

Class B Shares — offering price per share**	$11.41	$18.45

Class C Shares — offering price per share**	$11.40	$18.42

Institutional Shares — offering and redemption price per share	$11.42	$18.65

Maximum Sales Charge — Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$12.12	$19.73

*	The Large Company Value Fund, Large Company Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Company Value Fund, and Small Company Growth Fund include securities on loan of $208,950,523; $123,719,839; $59,637,113; $55,976,874; $13,411,591; and $20,911,987, respectively.
**	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Large Company Growth Fund	Mid Cap Value Fund	Mid Cap Growth Fund	Small Company Value Fund	Small Company Growth Fund	Special Opportunities Equity Fund

$434,216,191	$212,136,836	$149,515,644	$59,077,563	$92,334,236	$116,460,246
51,975,576	55,927,819	34,292,247	17,030,791	19,631,865	24,234,776

486,191,767	268,064,655	183,807,891	76,108,354	111,966,101	140,695,022
18,343,943	9,068,346	2,468,407	1,661,018	2,337,141	22,578,493
277,272	482,325	53,858	71,532	19,077	90,862
—	—	—	—	—	449,316
—	408,794	—	—	—	—
9,256	6,734	5,148	6,872	6,721	10,534

504,822,238	278,030,854	186,335,304	77,847,776	114,329,040	163,824,227

—	—	—	—	—	53,700
246,062	503,533	—	—	—	—
2,618,310	521,018	176,223	—	333,264	736,856
2,037	—	3,859	—	—	110,076
128,034,860	61,560,148	57,527,650	13,887,696	21,536,162	—

215,074	122,958	74,096	44,058	67,572	107,609
39,375	22,482	13,561	6,761	11,231	16,372
13,400	5,455	3,416	327	6,387	50,552
56,841	35,148	23,005	9,383	29,609	12,900

131,225,959	62,770,742	57,821,810	13,948,225	21,984,225	1,088,065

361,724,756	151,012,717	90,000,183	44,300,481	153,866,200	133,136,039
1,578,784	61,875	(372,278)	(222,395)	(487,931)	(383,895)
(41,682,837)	8,257,701	4,593,342	2,790,674	(80,665,319)	5,774,303
51,975,576	55,927,819	34,292,247	17,030,791	19,631,865	24,209,715

$373,596,279	$215,260,112	$128,513,494	$63,899,551	$92,344,815	$162,736,162

$8,870,091	$10,735,455	$8,860,538	$747,762	$6,725,972	$62,769,710
13,379,121	4,176,948	2,218,699	192,218	5,685,111	18,954,753
29,211	411,166	233,688	5,489	27,633	26,227,423
351,317,856	199,936,543	117,200,569	62,954,082	79,906,099	54,784,276

$373,596,279	$215,260,112	$128,513,494	$63,899,551	$92,344,815	$162,736,162

1,030,442	630,497	732,149	49,817	510,274	4,191,645
1,643,216	247,278	188,432	12,978	469,434	1,283,933
3,583	24,346	19,849	371	2,280	1,775,771
40,157,742	11,729,117	9,285,037	4,185,051	5,856,001	3,643,258

42,834,983	12,631,238	10,225,467	4,248,217	6,837,989	10,894,607

$8.61	$17.03	$12.10	$15.01	$13.18	$14.97

$8.14	$16.89	$11.77	$14.81	$12.11	$14.76

$8.15	$16.89	$11.77	$14.80	$12.12	$14.77

$8.75	$17.05	$12.62	$15.04	$13.65	$15.04

5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

$9.14	$18.07	$12.84	$15.93	$13.98	$15.88

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2005

	International Equity Fund	Short U.S. Government Fund
Assets:
Investments, at cost	$192,260,202	$261,733,579
Unrealized appreciation (depreciation)	45,487,014	(2,048,405)

Investments, at value*	237,747,216	259,685,174
Repurchase agreements, at cost	—	5,566,582
Foreign currency, at value**	1,913,761	—
Interest and dividends receivable	975,383	1,363,396
Receivable for investments sold	1,611,699	—
Receivable for forward foreign currency contracts	40,909	—
Reclaims receivable	322,406	—
Prepaid expenses	7,783	6,297

Total Assets	242,619,157	266,621,449

Liabilities:
Dividends payable	819,095	514,312
Payable for forward foreign currency contracts	79,667
Payable for collateral received on loaned securities	—	81,454,069
Payable for investments purchased	785,131	—
Payable for capital shares redeemed	3,567	—
Accrued expenses and other payables
Investment advisory fees	188,068	69,926
Administration, transfer agency and fund accounting fees	25,644	37,874
Distribution fees	2,363	1,708
Other	59,444	19,355

Total Liabilities	1,962,979	82,097,244

Net Assets:
Capital	226,640,459	191,386,741
Undistributed (distributions in excess of) net investment income	(866,879)	(398,143)
Undistributed realized gains (losses) from investment and foreign currency transactions	(30,597,333)	(4,415,988)
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	45,479,931	(2,048,405)

Net Assets:	$240,656,178	$184,524,205

Net Assets
Class A Shares	$2,038,904	$7,921,841
Class B Shares	2,188,616	—
Class C Shares	17,955	—
Institutional Shares	236,410,703	176,602,364

Total	$240,656,178	$184,524,205

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	223,964	829,966
Class B Shares	252,911	—
Class C Shares	2,078	—
Institutional Shares	25,586,937	18,480,244

Total	26,065,890	19,310,210

Net Asset Value†
Class A Shares — redemption price per share	$9.10	$9.54

Class B Shares — offering price per share***	$8.65	$—

Class C Shares — offering price per share***	$8.64	$—

Institutional Shares — offering and redemption price per share	$9.24	$9.56

Maximum Sales Charge — Class A Shares	5.75%	3.00%

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$9.66	$9.84

*	The Short U.S. Government Fund, Intermediate U.S. Government Fund, and Intermediate Corporate Bond Fund include securities on loan of $79,550,489; $256,089,029; and $69,923,332, respectively.
**	The International Equity Fund includes foreign currency at cost of $1,901,636.
***	Redemption price per share varies by length of time shares are held.
†	Net assets divided by shares outstanding may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund	Intermediate Corporate Bond Fund

$880,803,988	$422,447,897
(4,014,399)	639,181

876,789,589	423,087,078
9,570,871	2,785,402
—	—
5,321,540	4,996,369
—	—
—	—
—	—
11,219	6,724

891,693,219	430,875,573

2,082,518	1,368,543

262,185,645	71,383,963
12,648,616	13,886,061
26,564	—

257,743	144,360
62,981	35,236
8,263	6,815
66,641	7,980

277,338,971	86,832,958

620,643,724	343,347,746
(539,396)	(775,997)
(1,735,681)	831,685

(4,014,399)	639,181

$614,354,248	$344,042,615

$12,370,409	$5,658,700
6,204,273	6,329,404
471,895	246,966
595,307,671	331,807,545

$614,354,248	$344,042,615

1,231,964	547,403
620,138	611,940
47,163	23,871
59,234,669	32,083,798

61,133,934	33,267,012

$10.04	$10.34

$10.00	$10.34

$10.01	$10.35

$10.05	$10.34

5.75%	5.75%

$10.65	$10.97

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2005

	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund
Assets
Investments, at value	$16,086,855	$11,266,326
Unrealized appreciation (depreciation)	121,755	8,727

Investments, at value	16,208,610	11,275,053
Interest and dividends receivable	208,435	131,238
Receivable for capital shares issued	—	—
Receivable for investments sold	382,841	107,366
Prepaid expenses	3,398	2,562

Total Assets:	16,803,284	11,516,219

Liabilities
Dividends payable	40,398	26,415
Payable for investments purchased	15,535	—
Payable for capital shares redeemed	—	—
Accrued expenses and other payables:
Investment advisory fees	5,596	2,864
Administration, transfer agency and fund accounting fees	1,706	1,157
Distribution fees	587	242
Other	327	473

Total Liabilities:	64,149	31,151

Net Assets
Capital	16,671,181	11,625,837
Undistributed (distributions in excess of) net investment income	3,011	10
Undistributed realized gains (losses) from investment transactions	(56,812)	(149,506)
Net unrealized appreciation (depreciation) of investments	121,755	8,727

Net Assets	$16,739,135	$11,485,068

Net Assets
Class A Shares	$2,629,820	$1,110,339
Institutional Shares	14,109,315	10,374,729

Total	$16,739,135	$11,485,068

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	262,821	111,388
Institutional Shares	1,411,806	1,039,192

Total	1,674,627	1,150,580

Net Asset Value
Class A Shares — redemption price per share	$10.01	$9.97

Institutional Shares — offering and redemption price per share	$9.99	$9.98

Maximum Sales Charge — Class A Shares	3.00%	3.00%

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$10.32	$10.28

See accompanying notes to the financial statements.

North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund

$106,787,131	$18,869,146	$74,873,977	$68,500,434
3,269,028	711,298	2,961,610	1,819,663

110,056,159	19,580,444	77,835,587	70,320,097
1,504,762	213,313	903,945	1,241,428
—	—	1,941	—
1,215,700	1,394,009	3,315,219	3,167,398
1,860	3,431	3,391	3,218

112,778,481	21,191,197	82,060,083	74,732,141

333,885	59,830	245,417	229,637
1,574,554	1,073,765	2,904,962	2,991,038
49,582	—	—	—

42,325	7,698	29,906	27,478
11,520	2,096	8,152	7,482
4,901	800	2,844	2,430
4,844	1,505	2,346	5,722

2,021,611	1,145,694	3,193,627	3,263,787

106,979,476	19,187,291	75,796,819	69,451,955
52,607	15,955	34,575	(12,048)
455,759	130,959	73,452	208,784
3,269,028	711,298	2,961,610	1,819,663

$110,756,870	$20,045,503	$78,866,456	$71,468,354

$21,454,157	$3,587,705	$12,725,752	$11,435,344
89,302,713	16,457,798	66,140,704	60,033,010

$110,756,870	$20,045,503	$78,866,456	$71,468,354

2,059,393	341,501	1,109,897	1,165,842
8,573,785	1,576,631	5,769,724	6,114,632

10,633,178	1,918,132	6,879,621	7,280,474

$10.42	$10.51	$11.47	$9.81

$10.42	$10.44	$11.46	$9.82

3.00%	3.00%	3.00%	3.00%

$10.74	$10.84	$11.82	$10.11

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2005

	Prime Money Market Fund	U.S. Treasury Money Market Fund
Assets
Unaffiliated investments, at cost	$842,499,003	$468,709,036
Investment in affiliates, at cost	—	—

Total investments, at cost	842,499,003	468,709,036
Unrealized appreciation (depreciation)	—	—

Total investments, at value	862,499,003	468,709,036
Repurchase agreements, at cost	54,766,000	462,808,367
Collateralized loan agreements, at cost	125,000,000	—
Cash	622	—
Interest and dividends receivable	1,064,721	1,261,827
Receivable for capital shares issued	—	—
Prepaid expenses	18,542	19,404

Total Assets:	1,023,348,888	932,798,634

Liabilities
Dividends payable	1,713,205	1,577,518
Payable for investments purchased	14,929,533	—
Payable for capital shares redeemed	—	—
Accrued expenses and other payables:
Investment advisory fees	248,361	228,827
Administration, transfer agency and fund accounting fees	101,738	94,897
Distribution fees	219,286	53,503
Other	130,081	82,293

Total Liabilities	17,342,204	2,037,038

Net Assets
Capital	1,005,997,311	930,761,350
Undistributed (distributions in excess of) net investment income	9,374	246
Undistributed realized gains (losses) from investment transactions	(1)	—
Net unrealized appreciation (depreciation) of investments	—	—

Net Assets	$1,006,006,684	$930,761,596

Net Assets
Class A Shares	$500,359,084	$123,148,452
Class B Shares	2,005,154	760,300
Class C Shares	341,675	4,989
Institutional Shares	503,300,771	806,847,855

Total	$1,006,006,684	$930,761,596

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	500,356,085	123,148,695
Class B Shares	2,005,128	760,298
Class C Shares	341,671	4,989
Institutional Shares	503,309,861	806,847,643

Total	1,006,012,745	930,761,625

Net Asset Value
Class A Shares — redemption price per share	$1.00	$1.00

Class B Shares — offering price per share*	$1.00	$1.00

Class C Shares — offering price per share*	$1.00	$1.00

Institutional Shares — offering and redemption price per share	$1.00	$1.00

Maximum Sales Charge — Class A Shares	NA	NA

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$1.00	$1.00

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$—	$—	$—	$—
76,169,844	79,081,845	60,784,463	32,584,683

76,169,844	79,081,845	60,784,463	32,584,683
4,979,397	5,562,018	3,142,376	3,081,654

81,149,241	84,643,863	63,926,839	35,666,337
—	—	—	—
—	—	—	—
—	—	—	—
215,587	177,826	114,446	54,593
—	5,510	—	—
3,713	4,008	5,113	4,083

81,368,541	84,831,207	64,046,398	35,725,013

512,235	306,245	167,017	61,640
—	—	—	—
—	5,502	—	—

—	—	—	—
109	106	80	45
5,697	22,637	16,481	6,860
8,944	11,045	7,189	5,286

526,985	345,535	190,767	73,831

79,254,332	82,348,003	64,051,072	32,713,305
5,902	9,286	8,676	6,315
(3,398,075)	(3,433,635)	(3,346,493)	(150,092)
4,979,397	5,562,018	3,142,376	3,081,654

$80,841,556	$84,485,672	$63,855,631	$35,651,182

$6,689,734	$24,294,013	$14,201,890	$5,119,743
4,880,622	20,591,927	15,885,082	6,802,382
167,518	185,703	47,433	81,332
69,103,682	39,414,029	33,721,226	23,647,725

$80,841,556	$84,485,672	$63,855,631	$35,651,182

700,552	2,565,885	1,531,522	494,831
510,988	2,210,211	1,742,333	673,817
17,594	19,832	5,201	8,078
7,185,324	4,149,232	3,633,684	2,272,235

8,414,458	8,945,160	6,912,740	3,448,961

$9.55	$9.47	$9.27	$10.35

$9.55	$9.32	$9.12	$10.10

$9.52	$9.36	$9.12	$10.07

$9.62	$9.50	$9.28	$10.41

5.75%	5.75%	5.75%	5.75%

$10.13	$10.05	$9.84	$10.98

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Six Months Ended March 31, 2005

	Equity Income Fund	Large Company Value Fund
Investment Income:
Interest income	$53,108	$167,545
Dividend income	659,447	9,602,298
Income from securities lending	—	69,784

Total Investment Income	712,555	9,839,627

Expenses:
Investment advisory fees	148,894	2,589,916
Administration, transfer agency and fund accounting fees	64,979	823,715
Distribution fees — Class A Shares	31,295	87,230
Distribution fees — Class B Shares	11,540	129,092
Distribution fees — Class C Shares	17,044	742
Custodian fees	3,760	51,402
Other	48,023	139,533

Total expenses before waivers	325,535	3,821,630
Less expenses waived by the Investment Advisor	(38,190)	(244,993)
Less expenses waived by the Administrator and its affiliates	(27,085)	(250,848)

Net Expenses	260,260	3,325,789

Net Investment Income (Loss)	452,295	6,513,838

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains on option transactions	54,884	—
Net realized gains (losses) from investment transactions	302,095	21,358,341
Change in unrealized appreciation/depreciation of investments	3,221,969	31,770,114

Net realized/unrealized gains (losses) on investments	3,578,948	53,128,455

Change in net assets from operations	$4,031,243	$59,642,293

See accompanying notes to the financial statements.

Large Company Growth Fund	Mid Cap Value Fund	Mid Cap Growth Fund	Small Company Value Fund	Small Company Growth Fund	Special Opportunities Equity Fund

$44,590	$45,197	$19,410	$31,891	$20,632	$145,768
3,556,964	2,196,522	231,861	743,063	104,051	400,252
51,305	14,656	12,493	8,186	15,093	—

3,652,859	2,256,375	263,764	783,140	139,776	546,020

1,420,192	776,372	485,184	337,618	506,856	509,403
468,520	255,400	170,378	88,743	159,463	169,710
23,142	12,624	10,987	1,550	16,495	107,045
69,712	19,726	10,884	816	31,074	81,282
137	2,460	1,013	11	197	106,770
28,803	16,482	10,382	5,768	7,748	9,878
77,782	46,989	32,035	21,027	20,935	34,272

2,088,288	1,130,053	720,863	455,533	742,768	1,018,360
(134,343)	(73,441)	(45,896)	(67,524)	(76,029)	—
(125,932)	(61,647)	(38,925)	(20,971)	(39,032)	(88,445)

1,828,013	994,965	636,042	367,038	627,707	929,915

1,824,846	1,261,410	(372,278)	416,102	(487,931)	(383,895)

—	—	—	—	—	131,587
7,256,317	8,257,700	4,633,693	2,993,470	3,581,451	5,715,643
9,365,334	13,585,042	10,549,694	2,928,456	7,450,766	11,120,149

16,621,651	21,842,742	15,183,387	5,921,926	11,032,217	16,967,379

$18,446,497	$23,104,152	$14,811,109	$6,338,028	$10,544,286	$16,583,484

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Six Months Ended March 31, 2005

	International Equity Fund	Short U.S. Government Fund
Investment Income:
Interest income	$37,001	$3,102,772
Dividend income	2,528,505	8,156
Foreign tax withholding	(243,572)	—
Income from securities lending	—	49,179

Total Investment Income:	2,321,934	3,160,107

Expenses:
Investment advisory fees	1,233,824	584,879
Administration, transfer agency and fund accounting fees	300,948	223,302
Distribution fees — Class A Shares	4,823	20,609
Distribution fees — Class B Shares	11,147	—
Distribution fees — Class C Shares	20	—
Custodian fees	95,328	13,910
Other fees	54,286	38,704

Total expenses before waivers	1,700,376	881,404
Less expenses waived by the Investment Advisor	(123,381)	(146,221)
Less expenses waived by the Administrator and its affiliates	(75,725)	(50,597)

Net Expenses	1,501,270	684,586

Net Investment Income (Loss)	820,664	2,475,521

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	15,034,955	(396,176)
Change in unrealized appreciation/depreciation of investments	13,336,401	(2,186,525)

Net realized/unrealized gains (losses) on investments	28,371,356	(2,582,701)

Change in net assets from operations	$29,192,020	$(107,180)

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund	Intermediate Corporate Bond Fund

$12,545,569	$7,116,510
5,651	89,932
—	—
68,251	25,966

12,619,471	7,232,408

1,742,464	931,648
659,384	357,968
30,555	12,923
32,381	32,785
2,512	1,245
41,635	23,693
109,121	65,396

2,618,052	1,425,658
(290,407)	(155,273)
(184,811)	(95,173)

2,142,834	1,175,212

10,476,637	6,057,196

(711,775)	2,459,871
(7,712,881)	(8,384,769)

(8,424,656)	(5,924,898)

$2,051,981	$132,298

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Six Months Ended March 31, 2005

	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund
Investment Income:
Interest income	$284,780	$161,650
Dividend income	4,042	2,171

Total Investment Income:	288,822	163,821

Expenses:
Investment advisory fees	49,669	30,551
Administration, transfer agency and fund accounting fees	27,820	21,180
Distribution fees — Class A Shares	6,757	2,151
Custodian fees	1,321	728
Other	5,533	2,772

Total expenses before waivers	91,100	57,382
Less expenses waived by the Investment Advisor	(22,154)	(24,224)
Less expenses waived by the Administrator and its affiliates	(9,209)	(4,242)

Net Expenses	59,737	28,916

Net Investment Income (Loss)	229,085	134,905

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	889	(18,287)
Change in unrealized appreciation /depreciation of investments	(345,798)	(178,650)

Net realized/unrealized gains (losses) on investments	(344,909)	(196,937)

Change in net assets from operations	$(115,824)	$(62,032)

See accompanying notes to the financial statements.

North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund

$2,367,774	$420,946	$1,702,152	$1,590,361
13,856	8,595	12,153	7,582

2,381,630	429,541	1,714,305	1,597,943

340,213	61,873	241,189	163,756
136,236	26,830	97,399	89,780
55,048	9,418	32,267	13,933
7,995	1,291	5,779	5,298
25,321	4,423	16,449	16,420

564,813	103,835	393,083	289,187
(85,054)	(15,468)	(60,297)	—
(68,419)	(12,122)	(44,354)	(21,592)

411,340	76,245	288,432	267,595

1,970,290	353,296	1,425,873	1,330,348

418,321	130,881	76,907	189,121
(2,885,354)	(563,265)	(1,798,074)	(1,609,671)

(2,467,033)	(432,384)	(1,721,167)	(1,420,550)

$(496,743)	$(79,088)	$(295,294)	$(90,202)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Six Months Ended March 31, 2005

	Prime Money Market Fund	U.S. Treasury Money Market Fund
Investment Income
Interest income	$11,242,672	$10,255,589
Dividend income from affiliates	—	—
Income from securities lending	—	83,256

Total Investment Income	11,242,672	10,338,845

Expenses
Investment advisory fees	1,980,612	2,001,443
Administration, transfer agency and fund accounting fees	1,091,195	1,113,370
Distribution fees — Class A Shares	1,221,238	317,562
Distribution fees — Class B Shares	10,658	4,022
Distribution fees — Class C Shares	1,876	25
Custodian fees	72,304	71,210
Other	190,189	208,288

Total expenses before waivers	4,568,072	3,715,920
Less expenses waived by the Investment Advisor	(511,476)	(600,436)
Less expenses waived by the Administrator and its affiliates	(744,612)	(462,537)

Net Expenses	3,311,984	2,652,947

Net Investment Income (Loss)	7,930,688	7,685,898

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	(1)	—
Net realized gain distributions from underlying funds	—	—
Change in unrealized appreciation/depreciation from investments	—	—

Net realized/unrealized gains (losses) on investments	(1)	—

Change in net assets from operations	$7,930,687	$7,685,898

See accompanying notes to the financial statements.

Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$—	$—	$—	$—
1,094,424	808,237	485,631	205,765
—	—	—	—

1,094,424	808,237	485,631	205,765

100,677	99,570	74,845	41,845
102,444	116,832	89,856	52,916
15,124	56,857	33,139	10,457
24,427	99,640	73,979	31,746
856	908	260	413
6,318	6,476	4,818	2,917
19,320	22,652	18,473	11,491

269,166	402,935	295,370	151,785
(60,123)	(60,145)	(53,266)	(38,549)
(51,252)	(71,733)	(49,143)	(23,435)

157,791	271,057	192,961	89,801

936,633	537,180	292,670	115,964

(567,085)	(1,848,218)	(1,428,545)	(10,750)
195,625	152,460	97,061	47,120
2,472,215	5,438,735	4,939,083	2,385,077

2,100,755	3,742,977	3,607,599	2,421,447

$3,037,388	$4,280,157	$3,900,269	$2,537,411

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets

	Equity Income Fund		Large Company Value Fund
	For the Six Months Ended March 31, 2005	For the Period June 30, 2004 through September 30, 2004 (a)	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$452,295	$122,769	$6,513,838	$9,565,313
Realized gains on options transactions	54,884	—	—	—
Net realized gains (losses) from investment transactions	302,095	24,856	21,358,341	5,198,282
Change in unrealized appreciation/depreciation of investments	3,221,969	989,406	31,770,114	80,925,301

Change in net assets from operations	4,031,243	1,137,031	59,642,293	95,688,896

Dividends to Class A Shareholders:
Net investment income	(157,102)	(23,764)	(289,634)	(381,077)
Net realized gains from investment transactions	(18,755)	—	—	—
Dividends to Class B Shareholders:
Net investment income	(16,026)	(4,198)	(118,296)	(163,264)
Net realized gains from investment transactions	(4,173)	—	—	—
Dividends to Class C Shareholders:
Net investment income	(27,457)	(4,779)	(674)	(839)
Net realized gains from investment transactions	(5,788)	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(261,191)	(90,028)	(6,046,115)	(8,969,901)
Net realized gains from investment transactions	(44,437)	—	—	—

Change in net assets from shareholder dividends	(534,929)	(122,769)	(6,454,719)	(9,515,081)

Capital Transactions:
Change in net assets from capital transactions	22,342,793	29,944,423	(38,722,487)	65,237,760

Change in net assets	25,839,107	30,958,685	14,465,087	151,411,575
Net Assets:
Beginning of period	30,958,685	—	678,434,978	527,023,403

End of period	$56,797,792	$30,958,685	$692,900,065	$678,434,978

Undistributed (distributions in excess of) net investment income	$(1,382)	$8,099	$59,121	$2

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

Large Company Growth Fund		Mid Cap Value Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)

$1,824,846	$(449,019)	$1,261,410	$2,625,071
—	—	—	—
7,256,317	28,592,255	8,257,700	9,278,490
9,365,334	(8,268,748)	13,585,042	20,135,708

18,446,497	19,874,488	23,104,152	32,039,269

(696)	—	(50,316)	(104,105)
—	—	(54,502)	—

—	—	(11,011)	(19,630)
—	—	(21,173)	—

—	—	(1,248)	(3,445)
—	—	(3,028)	—

(245,366)	—	(1,117,611)	(2,497,891)
—	—	(1,051,772)	—

(246,062)	—	(2,310,661)	(2,625,071)

(13,318,868)	54,587,746	(1,852,462)	15,228,716

4,881,567	74,462,234	18,941,029	44,642,914

368,714,712	294,252,478	196,319,083	151,676,169

$373,596,279	$368,714,712	$215,260,112	$196,319,083

$1,578,784	$—	$61,875	$(19,349)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Mid Cap Growth Fund		Small Company Value Fund
	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(372,278)	$(850,557)	$416,102	$84,856
Realized gains on options transactions	—	—	—	—
Net realized gains (losses) from investment transactions	4,633,693	13,005,024	2,993,470	1,796,842
Change in unrealized appreciation/depreciation of investments	10,549,694	284,704	2,928,456	10,522,224

Change in net assets from operations	14,811,109	12,439,171	6,338,028	12,403,922

Dividends to Class A Shareholders:
Net investment income	—	—	(5,107)	(246)
Net realized gains from investment transactions	(107,640)	—	(20,187)	(1,480)
Dividends to Class B Shareholders:
Net investment income	—	—	(1,258)	—
Net realized gains from investment transactions	(26,807)	—	(4,329)	(468)
Dividends to Class C Shareholders:
Net investment income	—	—	(29)	—
Net realized gains from investment transactions	(2,371)	—	(43)	(12)
Dividends to Institutional Class Shareholders:
Net investment income	—	—	(625,825)	(84,610)
Net realized gains from investment transactions	(1,390,450)	—	(1,923,687)	(493,765)

Change in net assets from shareholder dividends	(1,527,268)	—	(2,580,465)	(580,581)

Capital Transactions:
Change in net assets from capital transactions	(13,041,752)	7,924,772	(7,150,878)	11,865,489

Change in net assets	242,089	20,363,943	(3,393,315)	23,688,830
Net Assets:
Beginning of period	128,271,405	107,907,462	67,292,866	43,604,036

End of period	$128,513,494	$128,271,405	$63,899,551	$67,292,866

Undistributed (distributions in excess of) net investment income	$(372,278)	$—	$(222,395)	$(6,278)

See accompanying notes to the financial statements.

Small Company Growth Fund		Special Opportunities Equity Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)

$(487,931)	$(1,253,994)	$(383,895)	$(543,502)
—	—	131,587	79,732
3,581,451	19,670,223	5,715,643	1,567,376
7,450,766	(8,365,717)	11,120,149	11,687,812

10,544,286	10,050,512	16,583,484	12,791,478

—	—	—	—
—	—	(323,812)	(54,699)

—	—	—	—
—	—	(136,241)	(37,967)

—	—	—	—
—	—	(174,173)	(40,629)

—	—	—	—
—	—	(381,013)	(197,041)

—	—	(1,015,239)	(330,336)

(20,805,762)	(50,980,633)	49,623,688	44,851,713

(10,261,476)	(40,930,121)	65,191,933	57,312,855

102,606,291	143,536,412	97,544,229	40,231,374

$92,344,815	$102,606,291	$162,736,162	$97,544,229

$(487,931)	$—	$(383,895)	$—

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund		Short U.S. Government Fund
	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$820,664	$2,930,396	$2,475,521	$5,320,247
Net realized gains (losses) from investment transactions	15,034,955	20,934,244	(396,176)	1,193,020
Change in unrealized appreciation/depreciation of investments	13,336,401	13,545,842	(2,186,525)	(3,210,112)

Change in net assets from operations	29,192,020	37,410,482	(107,180)	3,303,155

Dividends to Class A Shareholders:
Net investment income	(5,873)	(17,470)	(120,409)	(235,791)
Net realized gains from investment transactions	—	—	—	—
Dividends to Class B Shareholders:
Net investment income	(2,492)	(12,177)	—	—
Net realized gains from investment transactions	—	—	—	—
Dividends to Class C Shareholders:
Net investment income	(52)	(12)	—	—
Net realized gains from investment transactions	—	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(810,677)	(2,829,313)	(2,950,238)	(5,760,811)
Net realized gains from investment transactions	—	—	—	—

Change in net assets from shareholder dividends	(819,094)	(2,858,972)	(3,070,647)	(5,996,602)

Capital Transactions:
Change in net assets from capital transactions	(24,820,321)	11,062,159	(16,673,981)	(1,080,790)

Change in net assets	3,552,605	45,613,669	(19,851,808)	(5,222,729)
Net Assets:
Beginning of period	237,103,573	191,489,904	204,376,013	209,598,742

End of period	$240,656,178	$237,103,573	$184,524,205	$204,376,013

Undistributed (distributions in excess of) net investment income	$(866,879)	$(868,449)	$(398,143)	$196,983

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund		Intermediate Corporate Bond Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)

$10,476,637	$16,236,268	$6,057,196	$10,502,574
(711,775)	4,021,401	2,459,871	2,319,802
(7,712,881)	(13,559,131)	(8,384,769)	(4,182,899)

2,051,981	(6,698,538)	132,298	8,639,477

(220,441)	(355,727)	(111,785)	(186,374)
(56,160)	(123,120)	(15,675)	—

(92,772)	(190,203)	(116,918)	(234,687)
(29,669)	(103,252)	(20,100)	—

(7,166)	(18,223)	(4,438)	(9,084)
(2,287)	(8,796)	(747)	—

(10,846,656)	(17,340,793)	(6,836,274)	(11,506,858)
(2,449,142)	(5,651,229)	(858,176)	—

(13,704,293)	(23,791,423)	(7,964,113)	(11,937,003)

71,875,492	105,207,139	67,481,041	61,742,880

60,223,180	88,114,254	59,649,226	58,445,354

554,131,068	466,016,814	284,393,389	225,948,035

$614,354,248	$554,131,068	$344,042,615	$284,393,389

$(539,396)	$151,002	$(775,997)	$236,222

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$229,085	$463,368	$134,905	$184,897
Net realized gains (losses) from investment transactions	889	(6,703)	(18,287)	(112,876)
Change in unrealized appreciation /depreciation of investments	(345,798)	(23,374)	(178,650)	112,593

Change in net assets from operations	(115,824)	433,291	(62,032)	184,614

Dividends to Class A Shareholders:
Net investment income	(35,101)	(62,659)	(10,645)	(13,572)
Net realized gains from investment transactions	—	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(192,893)	(399,249)	(124,550)	(171,480)
Net realized gains from investment transactions	—	—	—	—

Change in net assets from shareholder dividends	(227,994)	(461,908)	(135,195)	(185,052)

Capital Transactions:
Change in net assets from capital transactions	896,616	(421,848)	1,907,995	4,395,597

Change in net assets	552,798	(450,465)	1,710,768	4,395,159
Net Assets:
Beginning of period	16,186,337	16,636,802	9,774,300	5,379,141

End of period	$16,739,135	$16,186,337	$11,485,068	$9,774,300

Undistributed (distributions in excess of) net investment income	$3,011	$1,920	$10	$300

See accompanying notes to the financial statements.

North Carolina Intermediate Tax-Free Fund		South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$1,970,290	$3,848,222	$353,296	$729,963	$1,425,873	$2,759,188	$1,330,348	$2,752,359
418,321	192,951	130,881	145,469	76,907	206,599	189,121	598,661
(2,885,354)	(1,534,991)	(563,265)	(287,972)	(1,798,074)	(1,330,941)	(1,609,671)	(1,405,834)

(496,743)	2,506,182	(79,088)	587,460	(295,294)	1,634,846	(90,202)	1,945,186

(365,321)	(733,637)	(61,320)	(141,269)	(219,234)	(326,525)	(191,833)	(361,091)
(38,438)	(91,123)	(26,156)	(6,420)	(26,900)	(50,046)	(83,550)	(47,292)

(1,599,527)	(3,104,006)	(291,750)	(586,865)	(1,206,790)	(2,429,810)	(1,136,243)	(2,386,992)
(159,613)	(344,009)	(119,968)	(24,355)	(133,111)	(498,539)	(472,029)	(291,906)

(2,162,899)	(4,272,775)	(499,194)	(758,909)	(1,586,035)	(3,304,920)	(1,883,655)	(3,087,281)

(6,010,255)	257,310	(1,012,813)	(1,169,409)	(1,042,511)	(1,564,175)	(890,460)	(15,426,745)

(8,669,897)	(1,509,283)	(1,591,095)	(1,340,858)	(2,923,840)	(3,234,249)	(2,864,317)	(16,568,840)

119,426,767	120,936,050	21,636,598	22,977,456	81,790,296	85,024,545	74,332,671	90,901,511

$110,756,870	$119,426,767	$20,045,503	$21,636,598	$78,866,456	$81,790,296	$71,468,354	$74,332,671

$52,607	$47,165	$15,955	$15,729	$34,575	$34,726	$(12,048)	$(14,320)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Prime Money Market Fund		U.S. Treasury Money Market Fund
	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$7,930,688	$5,914,572	$7,685,898	$5,785,101
Net realized gains (losses) on investments	(1)	3,370	—	—
Net realized distributions from underlying funds	—	—	—	—
Change in unrealized appreciation/depreciation from investments	—	—	—	—

Change in net assets from operations	7,930,687	5,917,942	7,685,898	5,785,101

Dividends to Class A Shareholders:
Net investment income	(3,528,458)	(1,799,024)	(798,172)	(403,491)
Dividends to Class B Shareholders:
Net investment income	(8,017)	(1,420)	(2,310)	(489)
Dividends to Class C Shareholders:
Net investment income	(1,390)	(300)	(13)	(4)
Dividends to Institutional Class Shareholders:
Net investment income	(4,392,821)	(4,113,828)	(6,885,403)	(5,381,117)

Change in net assets from shareholder dividends	(7,930,686)	(5,914,572)	(7,685,898)	(5,785,101)

Capital Transactions:
Change in net assets from capital transactions	47,207,449	(171,211,509)	(118,793,041)	75,339,100

Change in net assets	47,207,450	(171,208,139)	(118,793,041)	75,339,100
Net Assets:
Beginning of period	958,799,234	1,130,007,373	1,049,554,637	974,215,537

End of period	$1,006,006,684	$958,799,234	$930,761,596	$1,049,554,637

Undistributed (distributions in excess of) net investment income	$9,374	$9,372	$246	$246

See accompanying notes to the financial statements.

Capital Manager Conservative Growth Fund		Capital Manager Moderate Growth Fund		Capital Manager Growth Fund		Capital Manager Equity Fund
For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$936,633	$1,377,328	$537,180	$543,178	$292,670	$214,227	$115,964	$60,787
(567,085)	(446,201)	(1,848,218)	(14,859)	(1,428,545)	(29,962)	(10,750)	(73,449)
195,625	243,148	152,460	93,661	97,061	31,778	47,120	—
2,472,215	3,404,031	5,438,735	4,029,560	4,939,083	4,164,246	2,385,077	2,836,612

3,037,388	4,578,306	4,280,157	4,651,540	3,900,269	4,380,289	2,537,411	2,823,950

(69,667)	(71,265)	(160,168)	(155,491)	(66,449)	(41,773)	(13,989)	(4,248)

(34,145)	(42,978)	(64,773)	(34,776)	(20,082)	—	—	—

(1,191)	(1,642)	(605)	(397)	(46)	—	—	—

(825,728)	(1,259,434)	(302,348)	(348,866)	(197,417)	(167,367)	(95,660)	(56,538)

(930,731)	(1,375,319)	(527,894)	(539,530)	(283,994)	(209,140)	(109,649)	(60,786)

530,268	37,376,959	7,107,913	26,180,674	5,779,742	14,951,428	2,810,927	7,845,203

2,636,925	40,579,946	10,860,176	30,292,684	9,396,017	19,122,577	5,238,689	10,609,132

78,204,631	37,624,685	73,625,496	43,332,812	54,459,614	35,337,037	30,412,493	19,804,126

$80,841,556	$78,204,631	$84,485,672	$73,625,496	$63,855,631	$54,459,614	$35,651,182	$30,412,493

$5,902	$—	$9,286	$—	$8,676	$—	$6,315	$—

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Equity Income Fund		Large Company Value Fund
	For the Six Months Ended March 31, 2005	For the Period June 30, 2004 Through September 30, 2004 (a)	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$14,749,557	$6,230,797	$4,355,313	$7,058,368
Dividends reinvested	83,749	—	235,842	359,865
Value of shares redeemed	(379,749)	(71,757)	(2,588,319)	(5,050,171)

Change in net assets from Class A Share transactions	14,453,557	6,159,040	2,002,836	2,368,062
Class B Shares:
Proceeds from shares issued	1,230,181	1,667,563	688,930	2,595,030
Dividends reinvested	12,301	—	99,935	164,313
Value of shares redeemed	(20,723)	(51,128)	(4,373,581)	(6,769,650)

Change in net assets from Class B Share transactions	1,221,759	1,616,435	(3,584,716)	(4,010,307)
Class C Shares:
Proceeds from shares issued	3,014,203	1,766,442	43,309	55,126
Dividends reinvested	19,742	—	536	846
Value of shares redeemed	(38,572)	—	(28,940)	(38,311)

Change in net assets from Class C Share transactions	2,995,373	1,766,442	14,905	17,661
Institutional Shares:
Proceeds from shares issued	3,488,459	20,402,506	47,881,515	78,755,785
Proceeds from shares issued in conversion	—	—	—	63,782,610
Dividends reinvested	233,811	—	2,934,030	4,462,727
Value of shares redeemed	(50,166)	—	(87,971,057)	(80,138,778)

Change in net assets from Institutional Share transactions	3,672,104	20,402,506	(37,155,512)	66,862,344

Change in net assets from capital transactions	$22,342,793	$29,944,423	$(38,722,487)	$65,237,760

Share Transactions:
Class A Shares:
Issued	1,306,376	619,851	240,094	416,816
Reinvested	7,608	—	12,948	21,652
Redeemed	(33,689)	(6,986)	(141,213)	(304,624)

Change in Class A Shares	1,280,295	612,865	111,829	133,844
Class B Shares:
Issued	109,600	166,636	38,295	155,272
Reinvested	1,124	—	5,501	9,969
Redeemed	(1,810)	(4,949)	(241,870)	(405,281)

Change in Class B Shares	108,914	161,687	(198,074)	(240,040)
Class C Shares:
Issued	269,797	175,569	2,330	3,252
Reinvested	1,796	—	29	51
Redeemed	(3,355)	—	(1,696)	(2,394)

Change in Class C Shares	268,238	175,569	663	909
Institutional Shares:
Issued	308,543	2,041,126	2,665,218	4,689,596
Issued in conversion	—	—	—	3,756,814
Reinvested	21,452	—	161,010	267,577
Redeemed	(4,399)	—	(4,808,086)	(4,759,811)

Change in Institutional Shares	325,596	2,041,126	(1,981,858)	3,954,176

Change in Shares	1,983,043	2,991,247	(2,067,440)	3,848,889

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

Large Company Growth Fund		Mid Cap Value Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)

$918,742	$3,499,118	$1,922,369	$2,322,516
—	—	93,577	100,431
(1,265,060)	(2,146,132)	(1,691,649)	(1,150,047)

(346,318)	1,352,986	324,297	1,272,900

332,019	1,596,467	464,440	1,444,562
—	—	25,594	21,600
(1,409,296)	(2,843,372)	(274,968)	(387,235)

(1,077,277)	(1,246,905)	215,066	1,078,927

3,713	7,424	48,022	102,563
—	—	3,198	3,530
(180)	(15,941)	(210,677)	(150,717)

3,533	(8,517)	(159,457)	(44,624)

28,176,451	63,041,668	22,351,323	44,210,775
—	42,521,740	—	—
—	—	1,074,397	978,956
(40,075,257)	(51,073,226)	(25,658,088)	(32,268,218)

(11,898,806)	54,490,182	(2,232,368)	12,921,513

$(13,318,868)	$54,587,746	$(1,852,462)	$15,228,716

107,407	410,119	115,832	156,828
—	—	5,650	6,856
(146,060)	(256,999)	(102,822)	(79,080)

(38,653)	153,120	18,660	84,604

40,594	198,744	28,235	98,622
—	—	1,541	1,481
(172,433)	(356,687)	(16,542)	(26,445)

(131,839)	(157,943)	13,234	73,658

453	935	2,914	7,088
—	—	193	244
(22)	(2,040)	(12,910)	(10,628)

431	(1,105)	(9,803)	(3,296)

3,241,952	7,449,612	1,352,539	3,006,926
—	5,005,398	—	—
—	—	64,913	66,632
(4,552,822)	(6,033,687)	(1,548,070)	(2,175,502)

(1,310,870)	6,421,323	(130,618)	898,056

(1,480,931)	6,415,395	(108,527)	1,053,022

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Mid Cap Growth Fund		Small Company Value Fund
	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$958,541	$1,765,027	$694,445	$236,188
Dividends reinvested	106,199	—	24,513	1,524
Value of shares redeemed	(1,136,213)	(905,874)	(338,090)	(40,436)

Change in net assets from Class A Share transactions	(71,473)	859,153	380,868	197,276
Class B Shares:
Proceeds from shares issued	114,275	1,030,904	45,916	96,442
Dividends reinvested	26,526	—	5,587	468
Value of shares redeemed	(97,100)	(187,337)	(3,329)	(3,672)

Change in net assets from Class B Share transactions	43,701	843,567	48,174	93,238
Class C Shares:
Proceeds from shares issued	41,036	59,095	4,000	—
Dividends reinvested	2,371	—	72	12
Value of shares redeemed	(34,323)	(32,090)	—	—

Change in net assets from Class C Share transactions	9,084	27,005	4,072	12
Institutional Shares:
Proceeds from shares issued	12,957,256	42,714,265	5,651,690	16,472,429
Proceeds from shares issued in conversion	—	—	—	—
Dividends reinvested	587,204	—	1,553,324	376,374
Value of shares redeemed	(26,567,524)	(36,519,218)	(14,789,006)	(5,273,840)

Change in net assets from Institutional Share transactions	(13,023,064)	6,195,047	(7,583,992)	11,574,963

Change in net assets from capital transactions	$(13,041,752)	$7,924,772	$(7,150,878)	$11,865,489

Share Transactions:
Class A Shares:
Issued	80,288	161,946	46,050	18,005
Reinvested	8,835	—	1,654	122
Redeemed	(94,654)	(83,185)	(22,743)	(3,071)

Change in Class A Shares	(5,531)	78,761	24,961	15,056
Class B Shares:
Issued	10,100	95,646	3,123	7,406
Reinvested	2,263	—	382	38
Redeemed	(8,313)	(17,657)	(225)	(288)

Change in Class B Shares	4,050	77,989	3,280	7,156
Class C Shares:
Issued	3,422	5,456	265	—
Reinvested	202	—	5	1
Redeemed	(3,171)	(3,019)	—	—

Change in Class C Shares	453	2,437	270	1
Institutional Shares:
Issued	1,034,682	3,794,635	377,411	1,261,368
Issued in conversion	—	—	—	—
Reinvested	46,864	—	104,861	30,123
Redeemed	(2,145,135)	(3,250,066)	(990,134)	(397,940)

Change in Institutional Shares	(1,063,589)	544,569	(507,862)	893,551

Change in Shares	(1,064,617)	703,756	(479,351)	915,764

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

Small Company Growth Fund		Special Opportunities Equity Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)

$1,112,228	$1,484,623	$30,077,864	$22,172,687
—	—	314,726	54,594
(947,419)	(1,755,351)	(1,485,850)	(1,330,485)

164,809	(270,728)	28,906,740	20,896,796

134,278	530,262	4,090,249	7,745,169
—	—	132,617	36,319
(1,327,812)	(2,040,393)	(487,065)	(420,674)

(1,193,534)	(1,510,131)	3,735,801	7,360,814

5,210	17,631	8,669,232	10,242,149
—	—	171,895	40,343
(26,085)	(26,442)	(804,518)	(322,709)

(20,875)	(8,811)	8,036,609	9,959,783

3,918,043	32,214,214	8,814,420	6,531,453
—	—	—	—
—	—	339,818	197,041
(23,674,205)	(81,405,177)	(209,700)	(94,174)

(19,756,162)	(49,190,963)	8,944,538	6,634,320

$(20,805,762)	$(50,980,633)	$49,623,688	$44,851,713

84,933	120,223	2,064,829	1,793,122
—	—	21,932	4,756
(72,956)	(144,410)	(104,392)	(107,143)

11,977	(24,187)	1,982,369	1,690,735

11,299	46,190	287,536	635,504
—	—	9,352	3,178
(110,607)	(181,395)	(33,656)	(33,339)

(99,308)	(135,205)	263,232	605,343

433	1,591	613,972	841,676
—	—	12,122	3,526
(2,205)	(2,204)	(55,533)	(25,863)

(1,772)	(613)	570,561	819,339

293,977	2,525,797	599,568	522,216
—	—	—	—
—	—	23,598	17,149
(1,744,706)	(6,181,271)	(14,519)	(7,016)

(1,450,729)	(3,655,474)	608,647	532,349

(1,539,832)	(3,815,479)	3,424,809	3,647,766

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund		Short U.S. Government Fund
	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$641,149	$3,517,644	$607,261	$2,786,910
Dividends reinvested	3,385	12,920	90,719	185,926
Value of shares redeemed	(497,196)	(4,334,463)	(1,096,642)	(3,971,460)

Change in net assets from Class A Share transactions	147,338	(803,899)	(398,662)	(998,624)
Class B Shares:
Proceeds from shares issued	62,873	242,060	—	—
Dividends reinvested	990	11,138	—	—
Value of shares redeemed	(263,210)	(468,139)	—	—

Change in net assets from Class B Share transactions	(199,347)	(214,941)	—	—
Class C Shares:
Proceeds from shares issued	15,982	1,400	—	—
Dividends reinvested	—	11	—	—
Value of shares redeemed	—	(1,722)	—	—

Change in net assets from Class C Share transactions	15,982	(311)	—	—
Institutional Shares:
Proceeds from shares issued	15,010,093	54,058,092	20,588,594	59,178,543
Proceeds from shares issued in conversion	—	—	—	—
Dividends reinvested	357,993	1,309,291	959,690	1,611,731
Value of shares redeemed	(40,152,380)	(43,286,073)	(37,823,603)	(60,872,440)

Change in net assets from Institutional Share transactions	(24,784,294)	12,081,310	(16,275,319)	(82,166)

Change in net assets from capital transactions	$(24,820,321)	$11,062,159	$(16,673,981)	$(1,080,790)

Share Transactions:
Class A Shares:
Issued	71,838	484,092	62,968	286,471
Reinvested	417	1,588	9,400	18,998
Redeemed	(55,813)	(592,221)	(113,916)	(406,758)

Change in Class A Shares	16,442	(106,541)	(41,548)	(101,289)
Class B Shares:
Issued	7,319	31,684	—	—
Reinvested	128	1,439	—	—
Redeemed	(31,137)	(62,510)	—	—

Change in Class B Shares	(23,690)	(29,387)	—	—
Class C Shares:
Issued	1,797	180	—
Reinvested	—	1	—	—
Redeemed	—	(221)	—	—

Change in Class C Shares	1,797	(40)	—	—
Institutional Shares:
Issued	1,653,277	6,721,929	2,133,039	6,032,307
Issued in conversion	—	—	—	—
Reinvested	43,446	161,225	99,311	164,714
Redeemed	(4,423,843)	(5,415,973)	(3,919,831)	(6,230,793)

Change in Institutional Shares	(2,727,120)	1,467,181	(1,687,481)	(33,772)

Change in Shares	(2,732,571)	1,331,213	(1,729,029)	(135,061)

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund		Intermediate Corporate Bond Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)

$1,987,775	$5,795,781	$1,128,442	$2,688,080
245,051	436,436	105,647	141,678
(1,578,738)	(3,576,849)	(234,666)	(2,264,599)

654,088	2,655,368	999,423	565,159
	—
117,974	1,339,897	209,409	1,339,646
105,066	273,254	119,119	209,214
(775,574)	(2,344,506)	(445,254)	(1,225,553)

(552,534)	(731,355)	(116,726)	323,307

54,347	269,291	7,329	55,729
6,832	23,447	4,362	7,776
(186,732)	(497,795)	(15,430)	(85,312)

(125,553)	(205,057)	(3,739)	(21,807)

108,022,453	117,429,900	80,608,278	91,849,207
—	52,847,783	—	—
6,125,505	11,031,034	3,058,290	4,122,426
(42,248,467)	(87,820,534)	(17,064,485)	(35,095,412)

71,899,491	103,488,183	66,602,083	60,876,221

$71,875,492	$105,207,139	$67,481,041	$61,742,880

195,400	559,069	107,534	253,878
24,054	42,333	10,026	13,415
(155,306)	(346,084)	(22,227)	(217,247)

64,148	255,318	95,333	204,247

11,637	129,793	19,913	126,456
10,351	26,583	11,298	19,782
(76,414)	(228,928)	(42,555)	(115,852)

(54,426)	(72,552)	(11,344)	30,386

5,348	26,144	694	5,231
673	2,281	414	735
(18,297)	(48,364)	(1,462)	(8,034)

(12,276)	(19,939)	(354)	(2,068)

10,614,981	11,318,895	7,661,591	8,639,759
—	5,988,154	—	—
600,874	1,068,952	290,216	390,424
(4,148,596)	(8,520,599)	(1,621,222)	(3,328,809)

7,067,259	9,855,402	6,330,585	5,701,374

7,064,705	10,018,229	6,414,220	5,779,738

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$507,678	$1,994,114	$578,605	$350,207
Dividends reinvested	31,806	49,595	7,100	9,711
Value of shares redeemed	(598,903)	(1,181,364)	(124,364)	(174,263)

Change in net assets from Class A Share transactions	(59,419)	862,345	461,341	185,655
Institutional Shares:
Proceeds from shares issued	3,174,985	4,267,628	2,107,550	6,103,188
Dividends reinvested	682	987	2	1,063
Value of shares redeemed	(2,219,632)	(5,552,808)	(660,898)	(1,894,309)

Change in net assets from Institutional Share transactions	956,035	(1,284,193)	1,446,654	4,209,942

Change in net assets from capital transactions	$896,616	$(421,848)	$1,907,995	$4,395,597

Share Transactions:
Class A Shares:
Issued	49,759	195,701	57,229	34,756
Reinvested	3,123	4,876	701	962
Redeemed	(58,804)	(115,307)	(12,259)	(17,478)

Change in Class A Shares	(5,922)	85,270	45,671	18,240
Institutional Shares:
Issued	312,946	419,214	208,047	602,112
Reinvested	67	98	—	105
Redeemed	(218,268)	(546,461)	(65,052)	(187,931)

Change in Institutional Shares	94,745	(127,149)	142,995	414,286

Change in Shares	88,823	(41,879)	188,666	432,526

See accompanying notes to the financial statements.

North Carolina Intermediate Tax-Free Fund		South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Months Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$1,585,717	$2,276,612	$112,266	$766,900	$1,783,022	$7,524,363	$1,363,359	$1,307,707
301,124	645,576	78,200	126,182	106,220	202,711	195,603	284,086
(2,601,956)	(5,173,439)	(648,755)	(1,384,125)	(1,861,130)	(2,003,586)	(631,758)	(2,164,703)

(715,115)	(2,251,251)	(458,289)	(491,043)	28,112	5,723,488	927,204	(572,910)

11,984,432	24,489,202	906,601	2,128,909	7,915,570	14,835,458	2,644,117	5,479,391
6,653	3,334	—	29	27,586	30,243	618	7,942
(17,286,225)	(21,983,975)	(1,461,125)	(2,807,304)	(9,013,779)	(22,153,364)	(4,462,399)	(20,341,168)

(5,295,140)	2,508,561	(554,524)	(678,366)	(1,070,623)	(7,287,663)	(1,817,664)	(14,853,835)

$(6,010,255)	$257,310	$(1,012,813)	$(1,169,409)	$(1,042,511)	$(1,564,175)	$(890,460)	$(15,426,745)

149,488	212,128	10,530	70,588	152,327	639,390	136,439	129,767
28,353	60,465	7,289	11,700	9,091	17,233	19,577	28,194
(245,582)	(488,778)	(60,259)	(128,564)	(159,471)	(171,476)	(63,171)	(215,933)

(67,741)	(216,185)	(42,440)	(46,276)	1,947	485,147	92,845	(57,972)

1,132,991	2,287,594	85,543	199,047	677,916	1,258,132	265,112	541,672
627	313	—	3	2,361	2,574	62	782
(1,631,002)	(2,062,895)	(137,632)	(263,103)	(771,978)	(1,890,161)	(446,814)	(2,016,614)

(497,384)	225,012	(52,089)	(64,053)	(91,701)	(629,455)	(181,640)	(1,474,160)

(565,125)	8,827	(94,529)	(110,329)	(89,754)	(144,308)	(88,795)	(1,532,132)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Prime Money Market Fund		U.S. Treasury Money Market Fund
	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$323,419,578	$440,070,030	$65,618,155	$126,660,874
Dividends reinvested	3,084,685	1,586,850	722,938	338,965
Value of shares redeemed	(252,361,976)	(474,816,710)	(65,693,085)	(139,558,435)

Change in net assets from Class A Share transactions	74,142,287	(33,159,830)	648,008	(12,558,596)
Class B Shares:
Proceeds from shares issued	188,899	1,428,628	123,569	549,783
Dividends reinvested	6,232	1,209	1,774	459
Value of shares redeemed	(470,153)	(1,692,677)	(251,991)	(789,788)

Change in net assets from Class B Share transactions	(275,022)	(262,840)	(126,648)	(239,546)
Class C Shares:
Proceeds from shares issued	42,169	187,921	—	941
Dividends reinvested	1,083	257	10	4
Value of shares redeemed	(154,709)	(290,420)	—	(4,000)

Change in net assets from Class C Share transactions	(111,457)	(102,242)	10	(3,055)
Institutional Shares:
Proceeds from shares issued	503,988,714	1,179,817,262	405,673,987	1,304,889,906
Dividends reinvested	423,220	317,579	1,269,738	858,110
Value of shares redeemed	(530,960,293)	(1,317,821,438)	(526,258,136)	(1,217,607,719)

Change in net assets from Institutional Share transactions	(26,548,359)	(137,686,597)	(119,314,411)	88,140,297

Change in net assets from capital transactions	$47,207,449	$(171,211,509)	$(118,793,041)	$75,339,100

Share Transactions:
Class A Shares:
Issued	323,419,578	440,070,030	65,618,155	126,660,874
Reinvested	3,084,685	1,586,851	722,938	338,965
Redeemed	(252,361,976)	(474,816,710)	(65,693,085)	(139,558,435)

Change in Class A Shares	74,142,287	(33,159,829)	648,008	(12,558,596)
Class B Shares:
Issued	188,899	1,428,628	123,569	549,783
Reinvested	6,232	1,209	1,774	459
Redeemed	(470,153)	(1,692,677)	(251,991)	789,788

Change in Class B Shares	(275,022)	(262,840)	(126,648)	(239,546)
Class C Shares:
Issued	42,169	187,921	—	941
Reinvested	1,083	257	10	4
Redeemed	(154,709)	(290,420)	—	(4,000)

Change in Class C Shares	(111,457)	(102,242)	10	(3,055)
Institutional Shares:
Issued	503,988,714	1,179,817,262	405,673,987	1,304,889,907
Reinvested	423,220	317,579	1,269,738	858,110
Redeemed	(530,960,293)	(1,317,821,438)	(526,258,136)	(1,217,607,719)

Change in Institutional Shares	(26,548,359)	(137,686,597)	(119,314,411)	88,140,298

Change in Shares	47,207,449	(171,211,508)	(118,793,041)	75,339,101

See accompanying notes to the financial statements.

Capital Manager Conservative Growth Fund		Capital Manager Moderate Growth Fund		Capital Manager Growth Fund		Capital Manager Equity Fund
For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004	For the Six Month Ended March 31, 2005	For the Year Ended September 30, 2004
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$2,062,584	$3,060,724	$4,835,492	$13,749,502	$2,369,506	$8,574,252	$1,542,455	$2,729,313
47,307	58,956	106,256	136,043	36,357	41,639	6,509	3,269
(794,758)	(604,237)	(2,133,357)	(2,404,988)	(1,019,282)	(1,864,313)	(273,944)	(589,944)

1,315,133	2,515,443	2,808,391	11,480,557	1,386,581	6,751,578	1,275,020	2,142,638

353,778	2,055,678	2,185,055	11,269,623	2,145,890	5,224,498	929,798	3,402,316
23,111	40,687	26,745	74,747	4,324	5,683	—	—
(483,480)	(560,737)	(1,635,397)	(2,071,061)	(889,736)	(1,694,346)	(304,548)	(524,039)

(106,591)	1,535,628	576,403	9,273,309	1,260,478	3,535,835	625,250	2,878,277

1,646	77,234	27,784	148,787	4,333	11,372	150	50,300
878	1,686	247	1,335	—	45	—	—
(19,718)	(53,910)	(28,718)	(168,312)	(24,002)	(5,664)	(10,000)	—

(17,194)	25,010	(687)	(18,190)	(19,669)	5,753	(9,850)	50,300

3,594,019	37,741,696	4,833,489	7,658,209	4,001,661	6,245,339	2,237,151	4,662,355
662,972	1,094,503	212,919	319,085	124,430	185,889	54,022	59,351
(4,918,071)	(5,535,321)	(1,322,602)	(2,532,296)	(973,739)	(1,772,976)	(1,370,666)	(1,947,718)

(661,080)	33,300,878	3,723,806	5,444,998	3,152,352	4,658,262	920,507	2,773,988

$530,268	$37,376,959	$7,107,913	$26,180,674	$5,779,742	$14,951,428	$2,810,927	$7,845,203

215,080	331,104	512,736	1,550,101	259,260	995,302	149,852	287,563
4,973	6,385	11,348	15,315	3,954	4,912	634	346
(83,165)	(65,401)	(226,398)	(270,428)	(111,945)	(216,626)	(26,809)	(61,758)

136,888	272,088	297,686	1,294,988	151,269	783,588	123,677	226,151

36,999	222,779	235,042	1,280,673	236,497	619,536	93,843	370,075
2,428	4,413	2,860	8,858	468	738	—	—
(50,711)	(60,839)	(176,508)	(236,127)	(99,567)	(201,963)	(31,177)	(57,119)

(11,284)	166,353	61,394	1,053,404	137,398	418,311	62,666	312,956

172	8,383	2,969	16,722	470	1,342	15	5,728
93	184	26	159	—	6	—	—
(2,096)	(5,899)	(3,127)	(19,156)	(2,661)	(659)	(1,009)	—

(1,831)	2,668	(132)	(2,275)	(2,191)	689	(994)	5,728

372,059	4,165,574	506,869	858,360	433,580	729,087	216,517	491,569
69,272	117,491	22,709	35,906	13,583	22,136	5,241	6,380
(509,631)	(595,643)	(140,016)	(287,406)	(105,911)	(209,184)	(133,307)	(208,251)

(68,300)	3,687,422	389,562	606,860	341,252	542,039	88,451	289,698

55,473	4,128,531	748,510	2,952,977	627,728	1,744,627	273,800	834,533

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Equity Income Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.35	0.12		1.07	1.19	(0.10)	(0.02)	(0.12)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.05	(c)	0.34	0.39	(0.04)	—	(0.04)
Large Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$17.26	0.15		1.34	1.49	(0.15)	—	(0.15)
Year Ended September 30, 2004	$14.87	0.23		2.38	2.61	(0.22)	—	(0.22)
Year Ended September 30, 2003	$12.84	0.23		2.03	2.26	(0.23)	—	(0.23)
Year Ended September 30, 2002	$16.79	0.18		(3.47)	(3.29)	(0.18)	(0.48)	(0.66)
Year Ended September 30, 2001	$18.57	0.22		(0.89)	(0.67)	(0.22)	(0.89)	(1.11)
Year Ended September 30, 2000	$19.60	0.49		0.56	1.05	(0.49)	(1.59)	(2.08)
Large Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$8.22	0.02		0.37	0.39	— (d)	—	— (d)
Year Ended September 30, 2004	$7.69	(0.01)		0.54	0.53	—	—	—
Year Ended September 30, 2003	$6.60	(0.02)		1.11	1.09	—	—	—
Year Ended September 30, 2002	$8.16	(0.06)		(1.50)	(1.56)	—	—	—
Year Ended September 30, 2001	$14.75	(0.05)		(5.56)	(5.61)	—	(0.98)	(0.98)
Year Ended September 30, 2000	$11.96	(0.06)		3.59	3.53	—	(0.74)	(0.74)
Mid Cap Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$15.40	0.08		1.72	1.80	(0.08)	(0.09)	(0.17)
Year Ended September 30, 2004	$12.98	0.18	(c)	2.42	2.60	(0.18)	—	(0.18)
Year Ended September 30, 2003	$10.93	0.16	(c)	2.04	2.20	(0.15)	—	(0.15)
Year Ended September 30, 2002	$13.12	0.17	(c)	(1.04)	(0.87)	(0.17)	(1.15)	(1.32)
February 1, 2001 to September 30, 2001 (b)	$14.26	0.15		(1.15)	(1.00)	(0.14)	—	(0.14)
Year Ended January 31, 2001	$14.10	0.22		0.94	1.16	(0.21)	(0.79)	(1.00)
Year Ended January 31, 2000	$13.44	0.24		0.89	1.13	(0.19)	(0.28)	(0.47)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.95	(0.06)		1.35	1.29	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.84	(0.08)		1.19	1.11	—	—	—
Year Ended September 30, 2003	$8.07	(0.09)		1.86	1.77	—	—	—
Year Ended September 30, 2002	$9.80	(0.08)		(1.02)	(1.10)	—	(0.63)	(0.63)
February 1, 2001 to September 30, 2001 (b)	$14.42	(0.07)		(4.55)	(4.62)	—	—	—
Year Ended January 31, 2001	$20.36	(0.13)		(1.99)	(2.12)	—	(3.82)	(3.82)
Year Ended January 31, 2000	$17.61	(0.17)		5.01	4.84	—	(2.09)	(2.09)
Small Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$14.21	0.05	(c)	1.30	1.35	(0.13)	(0.42)	(0.55)
Year Ended September 30, 2004	$11.44	—	(c)	2.90	2.90	(0.01)	(0.12)	(0.13)
May 19, 2003 to September 30, 2003 (a)	$10.00	0.01	(c)	1.43	1.44	— (d)	—	— (d)
Small Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$11.96	(0.07	)(c)	1.29	1.22	—	—	—
Year Ended September 30, 2004	$11.50	(0.15	)(c)	0.61	0.46	—	—	—
Year Ended September 30, 2003	$9.38	(0.14)		2.26	2.12	—	—	—
Year Ended September 30, 2002	$12.13	(0.17	)(c)	(2.58)	(2.75)	—	—	—
Year Ended September 30, 2001	$34.87	(0.20)		(16.20)	(16.40)	—	(6.34)	(6.34)
Year Ended September 30, 2000	$24.92	(0.25)		13.20	12.95	—	(3.00)	(3.00)
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$13.08	(0.04)		2.05	2.01	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.06)		2.69	2.63	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.01)		0.54	0.53	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as Funds of the BB&T Funds, the Mid Cap Value Fund and Mid Cap Growth Fund changed their fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB Equity Income Portfolio and OVB Capital Appreciation Portfolio, respectively.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover**

$11.42	11.56%	$21,615	1.26%	2.21%	1.76%	9.73%
$10.35	3.89%	$6,342	1.54%	1.79%	2.14%	1.65%

$18.60	8.65%	$36,344	1.15%	1.66%	1.53%	10.47%
$17.26	17.61%	$31,783	1.20%	1.32%	1.56%	16.40%
$14.87	17.73%	$25,397	1.17%	1.67%	1.55%	18.89%
$12.84	(20.57)%	$22,222	1.23%	1.11%	1.62%	23.02%
$16.79	(3.77)%	$29,942	1.24%	1.23%	1.63%	24.20%
$18.57	5.69%	$33,004	1.17%	2.62%	1.60%	23.85%

$8.61	4.75%	$8,870	1.16%	0.74%	1.54%	24.06%
$8.22	6.89%	$8,784	1.22%	(0.33)%	1.58%	127.47%
$7.69	16.52%	$7,042	1.18%	(0.35)%	1.57%	91.73%
$6.60	(19.12)%	$6,240	1.28%	(0.57)%	1.67%	100.46%
$8.16	(40.36)%	$8,146	1.30%	(0.48)%	1.69%	96.41%
$14.75	30.08%	$13,156	1.24%	(0.43)%	1.66%	76.76%

$17.03	11.70%	$10,735	1.16%	0.98%	1.29%	11.03%
$15.40	20.10%	$9,423	1.23%	1.22%	1.35%	19.17%
$12.98	20.31%	$6,841	1.20%	1.33%	1.35%	18.28%
$10.93	(8.24)%	$5,070	1.15%	1.29%	1.38%	18.20%
$13.12	(7.09)%	$4,554	1.20%	1.45%	1.37%	27.04%
$14.26	8.76%	$5,691	1.21%	1.54%	1.36%	59.00%
$14.10	8.23%	$5,965	1.21%	1.39%	1.32%	15.00%

$12.10	11.82%	$8,861	1.18%	(0.78)%	1.31%	38.21%
$10.95	11.28%	$8,079	1.25%	(0.90)%	1.36%	138.61%
$9.84	21.93%	$6,486	1.19%	(0.96)%	1.36%	125.97%
$8.07	(12.54)%	$5,533	1.17%	(0.88)%	1.44%	117.06%
$9.80	(32.04)%	$7,386	1.25%	(0.52)%	1.47%	90.11%
$14.42	(10.84)%	$12,285	1.27%	(0.37)%	1.48%	63.00%
$20.36	28.47%	$23,668	1.27%	(0.59)%	1.55%	54.00%

$15.01	9.62%	$748	1.33%	0.65%	1.84%	4.98%
$14.21	25.53%	$353	1.48%	(0.03)%	1.91%	11.25%
$11.44	14.43%	$112	2.04%	0.35%	2.29%	48.84%

$13.18	10.20%	$6,726	1.41%	(1.13)%	1.87%	40.47%
$11.96	4.00%	$5,958	1.55%	(1.22)%	1.91%	211.60%
$11.50	22.60%	$6,007	1.62%	(1.20)%	1.87%	197.85%
$9.38	(22.67)%	$5,145	1.73%	(1.43)%	1.98%	292.94%
$12.13	(54.95)%	$8,333	1.72%	(0.86)%	1.97%	286.49%
$34.87	54.34%	$28,936	1.66%	(0.74)%	1.91%	206.16%

$14.97	15.42%	$62,770	1.33%	(0.48)%	1.64%	15.08%
$13.08	25.06%	$28,903	1.42%	(0.77)%	1.80%	32.06%
$10.53	5.30%	$5,460	1.06%	(0.42)%	2.02%	13.24%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currencies		Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currencies	Total Dividends
International Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$8.12	0.02	(b)	0.99		1.01	(0.03)	—	(0.03)
Year Ended September 30, 2004	$6.88	0.07	(b)	1.25		1.32	(0.08)	—	(0.08)
Year Ended September 30, 2003	$6.31	0.06	(b)	0.54		0.60	(0.03)	—	(0.03)
Year Ended September 30, 2002	$7.43	(0.02	)(b)	(1.10)		(1.12)	—	—	—
Year Ended September 30, 2001	$12.49	(0.05)		(2.99)		(3.04)	—	(2.02)	(2.02)
Year Ended September 30, 2000	$12.48	(0.04)		0.68		0.64	—	(0.63)	(0.63)
Short U.S. Government Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$9.70	0.11		(0.13)		(0.02)	(0.14)	—	(0.14)
Year Ended September 30, 2004	$9.89	0.17		(0.10)		0.07	(0.26)	—	(0.26)
Year Ended September 30, 2003	$10.08	0.27		(0.11)		0.16	(0.35)	—	(0.35)
Year Ended September 30, 2002	$10.04	0.43	(c)	0.06	(c)	0.49	(0.45)	—	(0.45)
Year Ended September 30, 2001	$9.63	0.51		0.41		0.92	(0.51)	—	(0.51)
Year Ended September 30, 2000	$9.65	0.50		(0.01)		0.49	(0.51)	—	(0.51)
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.24	0.17		(0.14)		0.03	(0.18)	(0.05)	(0.23)
Year Ended September 30, 2004	$10.57	0.32		(0.19)		0.13	(0.33)	(0.13)	(0.46)
Year Ended September 30, 2003	$10.77	0.35		(0.07)		0.28	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2002	$10.38	0.47	(d)	0.42	(d)	0.89	(0.50)	—	(0.50)
Year Ended September 30, 2001	$9.71	0.51		0.68		1.19	(0.52)	—	(0.52)
Year Ended September 30, 2000	$9.70	0.52		0.05		0.57	(0.53)	(0.03)	(0.56)
Intermediate Corporate Bond Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.59	0.19		(0.18)		0.01	(0.23)	(0.03)	(0.26)
Year Ended September 30, 2004	$10.72	0.41		(0.08)		0.33	(0.46)	—	(0.46)
Year Ended September 30, 2003	$10.33	0.47		0.41		0.88	(0.49)	—	(0.49)
Year Ended September 30, 2002	$10.56	0.53	(e)	(0.04	)(e)	0.49	(0.55)	(0.17)	(0.72)
Year Ended September 30, 2001	$9.98	0.60		0.58		1.18	(0.60)	—	(0.60)
December 2, 1999 to September 30, 2000 (a)	$10.00	0.50		(0.02)		0.48	(0.50)	—	(0.50)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.47, $0.02, and 4.38%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.49, $0.40, and 4.74%, respectively.
(e)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.54, $(0.05), and 5.23%, respectively.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (f)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (g)	Ratio of net investment income (loss) to average net assets (g)		Ratio of expenses to average net assets* (g)	Portfolio turnover**

$9.10	12.39%	$2,039	1.45%	0.47%		1.86%	17.89%
$8.12	19.25%	$1,686	1.58%	0.91%		1.92%	50.68%
$6.88	9.58%	$2,162	1.63%	0.95%		1.90%	199.78%
$6.31	(15.07)%	$1,412	1.68%	(0.24)%		1.93%	95.86%
$7.43	(28.52)%	$2,557	1.74%	(0.33)%		1.99%	144.35%
$12.49	4.75%	$2,681	1.76%	(0.26)%		2.01%	179.44%

$9.54	(0.21)%	$7,922	0.94%	2.31%		1.38%	13.93%
$9.70	0.71%	$8,456	0.99%	1.85%		1.41%	62.59%
$9.89	1.56%	$9,619	1.00%	2.48%		1.40%	93.86%
$10.08	5.03%	$5,286	1.03%	4.03	%(c)	1.43%	73.93%
$10.04	9.73%	$3,530	1.03%	5.12%		1.43%	101.28%
$9.63	5.24%	$3,270	1.01%	5.27%		1.41%	101.07%

$10.04	0.28%	$12,370	0.97%	3.37%		1.38%	70.47%
$10.24	1.30%	$11,959	1.05%	2.90%		1.42%	98.35%
$10.57	2.62%	$9,646	1.07%	3.13%		1.42%	209.07%
$10.77	8.85%	$6,453	1.10%	4.56	%(d)	1.45%	79.36%
$10.38	12.53%	$4,450	1.11%	5.12%		1.46%	84.76%
$9.71	6.09%	$2,579	1.08%	5.46%		1.43%	103.41%

$10.34	0.07%	$5,659	0.98%	3.67%		1.39%	17.62%
$10.59	3.22%	$4,786	1.07%	3.84%		1.44%	31.95%
$10.72	8.69%	$4,308	1.08%	4.34%		1.44%	43.98%
$10.33	4.98%	$2,042	1.11%	5.11	%(e)	1.50%	69.15%
$10.56	12.10%	$426	1.06%	5.76%		1.45%	142.35%
$9.98	4.97%	$236	1.03%	6.06%		1.59%	186.79%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.22	0.13	(c)	(0.21)	(0.08)	(0.13)	—	(0.13)
Year Ended September 30, 2004	$10.23	0.27	(c)	(0.01)	0.26	(0.27)	—	(0.27)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.15	(c)	0.35	0.50	(0.27)	—	(0.27)
Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.15	0.12	(c)	(0.17)	(0.05)	(0.13)	—	(0.13)
Year Ended September 30, 2004	$10.15	0.24		(0.00)	0.24	(0.24)	—	(0.24)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.18		0.15	0.33	(0.18)	—	(0.18)
North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.67	0.18		(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended September 30, 2004	$10.81	0.32		(0.10)	0.22	(0.32)	(0.04)	(0.36)
Year Ended September 30, 2003	$10.86	0.33		(0.01)	0.32	(0.33)	(0.04)	(0.37)
Year Ended September 30, 2002	$10.54	0.36		0.40	0.76	(0.36)	(0.08)	(0.44)
Year Ended September 30, 2001	$9.97	0.38		0.57	0.95	(0.38)	—	(0.38)
Year Ended September 30, 2000	$9.89	0.40		0.08	0.48	(0.40)	—	(0.40)
South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.81	0.17		(0.22)	(0.05)	(0.17)	(0.08)	(0.25)
Year Ended September 30, 2004	$10.88	0.34		(0.07)	0.27	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2003	$10.87	0.34		0.01	0.35	(0.34)	—	(0.34)
Year Ended September 30, 2002	$10.46	0.37		0.41	0.78	(0.37)	—	(0.37)
Year Ended September 30, 2001	$9.90	0.38		0.56	0.94	(0.38)	—	(0.38)
Year Ended September 30, 2000	$9.80	0.39		0.10	0.49	(0.39)	—	(0.39)
Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$11.74	0.20		(0.25)	(0.05)	(0.20)	(0.02)	(0.22)
Year Ended September 30, 2004	$11.96	0.38		(0.14)	0.24	(0.38)	(0.08)	(0.46)
Year Ended September 30, 2003	$11.99	0.37		0.01	0.38	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2002	$11.57	0.41		0.42	0.83	(0.41)	—	(0.41)
Year Ended September 30, 2001	$10.96	0.42		0.61	1.03	(0.42)	—	(0.42)
Year Ended September 30, 2000	$10.86	0.45		0.10	0.55	(0.45)	—	(0.45)
West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.08	0.18		(0.20)	(0.02)	(0.17)	(0.08)	(0.25)
Year Ended September 30, 2004	$10.20	0.32		(0.07)	0.25	(0.33)	(0.04)	(0.37)
Year Ended September 30, 2003	$10.35	0.33	(c)	0.01	0.34	(0.33)	(0.16)	(0.49)
Year Ended September 30, 2002	$10.01	0.43		0.31	0.74	(0.38)	(0.02)	(0.40)
February 1, 2001 to September 30, 2001 (b)	$9.92	0.29		0.09	0.38	(0.29)	—	(0.29)
Year Ended January 31, 2001	$9.18	0.46		0.74	1.20	(0.46)	—	(0.46)
Year Ended January 31, 2000	$10.26	0.44		(0.98)	(0.54)	(0.49)	(0.05)	(0.54)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the West Virginina Intermediate Tax-Free Fund changed its fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB West Virginia Tax-Exempt Income Portfolio.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover**

$10.01	(0.78)%	$2,630	0.87%	2.61%	1.52%	20.09%
$10.22	2.55%	$2,746	0.78%	2.63%	1.57%	24.78%
$10.23	5.09%	$1,877	0.62%	2.50%	1.65%	42.87%

$9.97	(0.55)%	$1,110	0.74%	2.47%	1.56%	15.47%
$10.15	2.37%	$667	0.75%	2.32%	1.73%	55.18%
$10.15	3.32%	$482	0.72%	2.22%	2.24%	40.16%

$10.42	(0.54)%	$21,454	0.87%	3.33%	1.40%	20.81%
$10.67	2.10%	$22,689	0.90%	3.03%	1.42%	67.80%
$10.81	3.04%	$25,323	0.92%	3.11%	1.42%	44.56%
$10.86	7.46%	$23,828	0.93%	3.41%	1.43%	20.39%
$10.54	9.69%	$18,718	0.93%	3.66%	1.43%	47.35%
$9.97	5.04%	$11,403	0.95%	4.12%	1.46%	80.33%

$10.51	(0.48)%	$3,588	0.89%	3.25%	1.42%	19.40%
$10.81	2.60%	$4,149	0.90%	3.11%	1.44%	32.63%
$10.88	3.29%	$4,680	0.86%	3.14%	1.43%	32.04%
$10.87	7.67%	$4,128	0.83%	3.52%	1.48%	21.81%
$10.46	9.67%	$2,143	0.87%	3.73%	1.52%	36.67%
$9.90	5.10%	$1,251	0.90%	3.97%	1.72%	84.20%

$11.47	(0.44)%	$12,726	0.87%	3.39%	1.40%	26.65%
$11.74	2.05%	$13,005	0.91%	3.22%	1.43%	45.07%
$11.96	3.24%	$7,447	0.92%	3.14%	1.42%	34.17%
$11.99	7.36%	$3,041	0.96%	3.45%	1.46%	13.12%
$11.57	9.58%	$714	0.90%	3.71%	1.40%	31.28%
$10.96	5.22%	$180	0.93%	4.15%	1.40%	64.45%

$9.81	(0.23)%	$11,435	0.95%	3.44%	1.01%	16.42%
$10.08	2.51%	$10,815	1.01%	3.24%	1.03%	16.24%
$10.20	3.41%	$11,541	0.98%	3.23%	1.01%	25.59%
$10.35	7.61%	$10,029	0.97%	3.78%	1.13%	61.44%
$10.01	3.67%	$7,992	0.88%	4.40%	1.05%	15.75%
$9.92	13.42%	$9,235	0.97%	4.86%	1.08%	7.00%
$9.18	(5.39)%	$8,790	0.97%	4.65%	1.02%	10.00%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Prime Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2000	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
U.S. Treasury Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		— (c)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2000	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
Capital Manager Conservative Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.30	0.10		0.25	0.35	(0.10)	—	(0.10)
Year Ended September 30, 2004	$8.84	0.16	(b)	0.46	0.62	(0.16)	—	(0.16)
Year Ended September 30, 2003	$8.29	0.18		0.57	0.75	(0.16)	(0.04)	(0.20)
Year Ended September 30, 2002	$9.12	0.23		(0.68)	(0.45)	(0.20)	(0.18)	(0.38)
Year Ended September 30, 2001	$10.71	0.28		(0.99)	(0.71)	(0.30)	(0.58)	(0.88)
Year Ended September 30, 2000	$10.39	0.38		0.54	0.92	(0.38)	(0.22)	(0.60)
Capital Manager Moderate Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.01	0.07		0.45	0.52	(0.06)	—	(0.06)
Year Ended September 30, 2004	$8.28	0.08	(b)	0.73	0.81	(0.08)	—	(0.08)
Year Ended September 30, 2003	$7.47	0.08		0.82	0.90	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.82	0.12		(0.99)	(0.87)	(0.11)	(0.37)	(0.48)
Year Ended September 30, 2001	$11.25	0.23		(1.70)	(1.47)	(0.24)	(0.72)	(0.96)
Year Ended September 30, 2000	$10.65	0.31		0.89	1.20	(0.31)	(0.29)	(0.60)
Capital Manager Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$8.70	0.05		0.56	0.61	(0.04)	—	(0.04)
Year Ended September 30, 2004	$7.81	0.05	(b)	0.88	0.93	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.87	0.04		0.94	0.98	(0.04)	—	(0.04)
Year Ended September 30, 2002	$8.46	0.03		(1.20)	(1.17)	(0.02)	(0.40)	(0.42)
Year Ended September 30, 2001	$11.66	0.16		(2.43)	(2.27)	(0.16)	(0.77)	(0.93)
Year Ended September 30, 2000	$10.79	0.25		1.24	1.49	(0.26)	(0.36)	(0.62)
Capital Manager Equity Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.58	0.04		0.76	0.80	(0.03)	—	(0.03)
Year Ended September 30, 2004	$8.45	0.02	(b)	1.12	1.14	(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.36	—	(b)(c)	1.15	1.15	(0.01)	(0.05)	(0.06)
Year Ended September 30, 2002	$8.96	(0.02)		(1.58)	(1.60)	—	—	—
March 19, 2001 to September 30, 2001 (a)	$10.00	—	(c)	(1.03)	(1.03)	(0.01)	—	(0.01)

*	During the period certain fees were voluntarily reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income(loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (d)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover**

$1.00	0.72%	$500,359	0.83%	1.43%	1.17%	—
$1.00	0.41%	$426,217	0.86%	0.40%	1.20%	—
$1.00	0.48%	$459,375	0.98%	0.47%	1.19%	—
$1.00	1.21%	$416,782	1.05%	1.20%	1.23%	—
$1.00	4.42%	$396,119	1.01%	4.22%	1.24%	—
$1.00	5.35%	$277,219	1.00%	5.68%	1.25%	—

$1.00	0.63%	$123,148	0.82%	1.25%	1.18%	—
$1.00	0.31%	$122,500	0.79%	0.31%	1.21%	—
$1.00	0.30%	$135,059	0.99%	0.32%	1.20%	—
$1.00	1.01%	$197,830	1.05%	1.01%	1.24%	—
$1.00	4.20%	$208,914	1.03%	4.08%	1.23%	—
$1.00	4.98%	$170,380	1.00%	5.11%	1.23%	—

$9.55	3.80%	$6,690	0.55%	2.15%	1.07%	10.12%
$9.30	6.97%	$5,242	0.69%	1.68%	1.14%	2.47%
$8.84	9.09%	$2,579	0.78%	1.86%	1.23%	33.03%
$8.29	(5.18)%	$1,198	0.79%	2.25%	1.24%	6.29%
$9.12	(7.10)%	$555	0.78%	2.87%	1.23%	35.75%
$10.71	9.08%	$293	0.66%	3.55%	1.10%	38.27%

$9.47	5.81%	$24,294	0.61%	1.42%	1.06%	10.51%
$9.01	9.77%	$20,428	0.74%	0.92%	1.19%	0.17%
$8.28	12.13%	$8,054	0.75%	1.11%	1.20%	21.46%
$7.47	(10.76)%	$3,194	0.81%	1.26%	1.26%	14.56%
$8.82	(14.00)%	$2,206	0.78%	2.14%	1.23%	24.24%
$11.25	11.35%	$1,318	0.74%	2.67%	1.19%	46.69%

$9.27	7.06%	$14,202	0.59%	1.03%	1.05%	9.84%
$8.70	11.85%	$12,007	0.75%	0.52%	1.23%	0.19%
$7.81	14.22%	$4,660	0.80%	0.59%	1.25%	17.80%
$6.87	(14.82)%	$2,700	0.87%	0.39%	1.32%	8.38%
$8.46	(20.86)%	$2,511	0.84%	1.35%	1.29%	27.33%
$11.66	14.02%	$1,606	0.70%	2.24%	1.14%	43.28%

$10.35	8.35%	$5,120	0.56%	0.71%	1.15%	0.84%
$9.58	13.53%	$3,557	0.77%	0.22%	1.31%	3.10%
$8.45	15.61%	$1,225	0.95%	0.05%	1.40%	8.30%
$7.36	(17.86)%	$645	0.90%	(0.15)%	1.35%	5.75%
$8.96	(10.35)%	$185	1.12%	(0.28)%	1.57%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Equity Income Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.34	0.07		1.09	1.16	(0.07)	(0.02)	(0.09)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.03	(b)	0.34	0.37	(0.03)	—	(0.03)
Large Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$17.12	0.07		1.34	1.41	(0.08)	—	(0.08)
Year Ended September 30, 2004	$14.75	0.09		2.38	2.47	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.75	0.12		2.01	2.13	(0.13)	—	(0.13)
Year Ended September 30, 2002	$16.68	0.06		(3.44)	(3.38)	(0.07)	(0.48)	(0.55)
Year Ended September 30, 2001	$18.47	0.09		(0.89)	(0.80)	(0.10)	(0.89)	(0.99)
Year Ended September 30, 2000	$19.51	0.35		0.56	0.91	(0.36)	(1.59)	(1.95)
Large Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$7.80	(0.04)		0.38	0.34	—	—	—
Year Ended September 30, 2004	$7.36	(0.13)		0.57	0.44	—	—	—
Year Ended September 30, 2003	$6.36	(0.08	)(b)	1.08	1.00	—	—	—
Year Ended September 30, 2002	$7.93	(0.12)		(1.45)	(1.57)	—	—	—
Year Ended September 30, 2001	$14.47	(0.11)		(5.45)	(5.56)	—	(0.98)	(0.98)
Year Ended September 30, 2000	$11.82	(0.17)		3.56	3.39	—	(0.74)	(0.74)
Mid Cap Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$15.30	0.02		1.70	1.72	(0.04)	(0.09)	(0.13)
Year Ended September 30, 2004	$12.91	0.07	(b)	2.42	2.49	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07		2.03	2.10	(0.09)	—	(0.09)
Year Ended September 30, 2002	$13.10	0.08		(1.03)	(0.95)	(0.10)	(1.15)	(1.25)
July 25, 2001 to September 30, 2001 (a)	$14.14	0.03		(1.02)	(0.99)	(0.05)	—	(0.05)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.70	(0.09)		1.30	1.21	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.68	(0.16)		1.18	1.02	—	—	—
Year Ended September 30, 2003	$8.00	(0.13)		1.81	1.68	—	—	—
Year Ended September 30, 2002	$9.79	(0.14	)(b)	(1.02)	(1.16)	—	(0.63)	(0.63)
July 25, 2001 to September 30, 2001 (a)	$11.20	(0.01)		(1.40)	(1.41)	—	—	—
Small Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$14.06	0.01	(b)	1.27	1.28	(0.11)	(0.42)	(0.53)
Year Ended September 30, 2004	$11.40	(0.10	)(b)	2.88	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.04	)(b)	1.44	1.40	—	—	—
Small Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$11.03	(0.11	)(b)	1.19	1.08	—	—	—
Year Ended September 30, 2004	$10.68	(0.22	)(b)	0.57	0.35	—	—	—
Year Ended September 30, 2003	$8.78	(0.18	)(b)	2.08	1.90	—	—	—
Year Ended September 30, 2002	$11.43	(0.25	)(b)	(2.40)	(2.65)	—	—	—
Year Ended September 30, 2001	$33.53	(0.31)		(15.45)	(15.76)	—	(6.34)	(6.34)
Year Ended September 30, 2000	$24.21	(0.49)		12.81	12.32	—	(3.00)	(3.00)
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$12.95	(0.06)		1.99	1.93	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.12)		2.65	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.02)		0.52	0.50	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (c)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (d)	Ratio of net investment income (loss) to average net assets (d)	Ratio of expenses to average net assets* (d)	Portfolio turnover**

$11.41	11.20%	$3,087	2.01%	1.32%	2.26%	9.73%
$10.34	3.66%	$1,672	2.29%	1.07%	2.65%	1.65%

$18.45	8.26%	$24,705	1.90%	0.91%	2.03%	10.47%
$17.12	16.75%	$26,309	1.95%	0.58%	2.06%	16.40%
$14.75	16.74%	$26,215	1.91%	0.92%	2.05%	18.89%
$12.75	(21.14)%	$24,849	1.98%	0.36%	2.12%	23.02%
$16.68	(4.51)%	$33,489	1.99%	0.48%	2.13%	24.20%
$18.47	4.88%	$36,078	1.92%	1.90%	2.10%	23.85%

$8.14	4.36%	$13,379	1.91%	(0.01)%	2.04%	24.06%
$7.80	5.98%	$13,845	1.96%	(1.08)%	2.08%	127.47%
$7.36	15.72%	$14,217	1.93%	(1.10)%	2.07%	91.73%
$6.36	(19.80)%	$13,040	2.03%	(1.32)%	2.17%	100.46%
$7.93	(40.82)%	$17,089	2.05%	(1.24)%	2.19%	96.41%
$14.47	29.22%	$27,172	1.99%	(1.18)%	2.16%	76.76%

$16.89	11.28%	$4,177	1.91%	0.23%	2.04%	11.03%
$15.30	19.31%	$3,582	1.98%	0.47%	2.10%	19.17%
$12.91	19.31%	$2,071	1.95%	0.58%	2.10%	18.28%
$10.90	(8.80)%	$1,158	1.91%	0.63%	2.12%	18.20%
$13.10	(6.56)%	$99	1.87%	2.22%	2.21%	27.04%

$11.77	11.34%	$2,219	1.93%	(1.54)%	2.06%	38.21%
$10.70	10.54%	$1,973	2.00%	(1.65)%	2.11%	138.61%
$9.68	21.00%	$1,030	1.95%	(1.73)%	2.11%	125.97%
$8.00	(13.20)%	$507	1.76%	(1.52)%	2.07%	117.06%
$9.79	(12.59)%	$48	2.11%	(1.91)%	2.33%	90.11%

$14.81	9.21%	$192	2.08%	0.12%	2.34%	4.98%
$14.06	24.56%	$136	2.22%	(0.75)%	2.41%	11.25%
$11.40	14.00%	$29	2.69%	(0.93)%	2.69%	48.84%

$12.11	9.79%	$5,685	2.16%	(1.88)%	2.37%	40.47%
$11.03	3.28%	$6,272	2.30%	(1.98)%	2.41%	211.60%
$10.68	21.64%	$7,520	2.37%	(1.95)%	2.37%	197.85%
$8.78	(23.18)%	$6,703	2.48%	(2.18)%	2.48%	292.94%
$11.43	(55.33)%	$9,356	2.48%	(1.62)%	2.48%	286.49%
$33.53	53.29%	$20,707	2.41%	(1.49)%	2.41%	206.16%

$14.76	14.96%	$18,955	2.08%	(1.23)%	2.14%	15.08%
$12.95	24.17%	$13,215	2.15%	(1.51)%	2.30%	32.06%
$10.50	5.00%	$4,360	1.80%	(1.16)%	2.50%	13.24%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currencies		Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currencies	Total Dividends
International Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$7.74	(0.01	)(b)	0.93		0.92	(0.01)	—	(0.01)
Year Ended September 30, 2004	$6.57	0.02	(b)	1.19		1.21	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.02	)(b)	0.54		0.52	(0.02)	—	(0.02)
Year Ended September 30, 2002	$7.19	(0.07	)(b)	(1.05)		(1.12)	—	—	—
Year Ended September 30, 2001	$12.24	(0.07)		(2.96)		(3.03)	—	(2.02)	(2.02)
Year Ended September 30, 2000	$12.34	(0.15)		0.68		0.53	—	(0.63)	(0.63)
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.20	0.13	(b)	(0.14)		(0.01)	(0.14)	(0.05)	(0.19)
Year Ended September 30, 2004	$10.53	0.21		(0.16)		0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.73	0.27		(0.07)		0.20	(0.31)	(0.09)	(0.40)
Year Ended September 30, 2002	$10.35	0.39	(c)	0.41	(c)	0.80	(0.42)	—	(0.42)
Year Ended September 30, 2001	$9.69	0.45		0.65		1.10	(0.44)	—	(0.44)
Year Ended September 30, 2000	$9.68	0.45		0.04		0.49	(0.45)	(0.03)	(0.48)
Intermediate Corporate Bond Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.59	0.15	(b)	(0.18)		(0.03)	(0.19)	(0.03)	(0.22)
Year Ended September 30, 2004	$10.72	0.32		(0.07)		0.25	(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.34	0.39		0.40		0.79	(0.41)	—	(0.41)
Year Ended September 30, 2002	$10.57	0.45	(d)	(0.04	)(d)	0.41	(0.47)	(0.17)	(0.64)
Year Ended September 30, 2001	$9.98	0.52		0.59		1.11	(0.52)	—	(0.52)
December 2, 1999 to September 30, 2000 (a)	$10.00	0.44		(0.02)		0.42	(0.44)	—	(0.44)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.41, $0.39, and 3.99%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.46, $(0.05), and 4.51%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover**

$8.65	11.88%	$2,189	2.20%	(0.33)%		2.36%	17.89%
$7.74	18.47%	$2,140	2.33%	0.24%		2.42%	50.68%
$6.57	8.63%	$2,012	2.40%	(0.37)%		2.41%	199.78%
$6.07	(15.58)%	$2,056	2.43%	(1.01)%		2.43%	95.86%
$7.19	(29.11)%	$2,680	2.49%	(1.19)%		2.49%	144.35%
$12.24	3.88%	$3,861	2.51%	(0.99)%		2.51%	179.44%

$10.00	(0.10)%	$6,204	1.72%	2.60%		1.87%	70.47%
$10.20	0.55%	$6,883	1.80%	2.15%		1.92%	98.35%
$10.53	1.86%	$7,869	1.82%	2.42%		1.92%	209.97%
$10.73	7.96%	$5,981	1.85%	3.81	%(c)	1.95%	79.36%
$10.35	11.61%	$4,310	1.86%	4.38%		1.96%	84.76%
$9.69	5.31%	$2,329	1.83%	4.71%		1.93%	103.41%

$10.34	(0.31)%	$6,329	1.73%	2.92%		1.89%	17.62%
$10.59	2.45%	$6,602	1.82%	3.09%		1.94%	31.95%
$10.72	7.77%	$6,358	1.83%	3.61%		1.94%	43.18%
$10.34	4.18%	$4,465	1.84%	4.39	%(d)	1.99%	69.15%
$10.57	11.41%	$1,976	1.73%	4.95%		1.90%	142.35%
$9.98	4.41%	$70	1.75%	5.34%		2.03%	186.79%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Prime Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	—	(c)	—	—	— (c)	—	— (c)
Year Ended September 30, 2004	$1.00	—	(c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2000	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
U.S. Treasury Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	—	(c)	—	—	— (c)	—	— (c)
Year Ended September 30, 2004	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2000	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Capital Manager Conservative Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.30	0.07		0.25	0.32	(0.07)	—	(0.07)
Year Ended September 30, 2004	$8.85	0.09	(b)	0.45	0.54	(0.09)	—	(0.09)
Year Ended September 30, 2003	$8.29	0.11		0.59	0.70	(0.10)	(0.04)	(0.14)
Year Ended September 30, 2002	$9.13	0.15		(0.67)	(0.52)	(0.14)	(0.18)	(0.32)
Year Ended September 30, 2001	$10.71	0.22		(0.98)	(0.76)	(0.24)	(0.58)	(0.82)
Year Ended September 30, 2000	$10.39	0.29		0.56	0.85	(0.31)	(0.22)	(0.53)
Capital Manager Moderate Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$8.86	0.03		0.46	0.49	(0.03)	—	(0.03)
Year Ended September 30, 2004	$8.15	0.02	(b)	0.71	0.73	(0.02)	(0.01)	(0.02)
Year Ended September 30, 2003	$7.41	0.04		0.80	0.84	(0.09)	(0.01)	(0.10)
Year Ended September 30, 2002	$8.75	0.05		(0.97)	(0.92)	(0.05)	(0.37)	(0.42)
Year Ended September 30, 2001	$11.21	0.19		(1.74)	(1.55)	(0.19)	(0.72)	(0.91)
Year Ended September 30, 2000	$10.64	0.22		0.88	1.10	(0.24)	(0.29)	(0.53)
Capital Manager Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$8.55	0.01		0.57	0.58	(0.01)	—	(0.01)
Year Ended September 30, 2004	$7.70	(0.02	)(b)	0.87	0.85	—	—	—
Year Ended September 30, 2003	$6.80	(0.01)		0.91	0.90	— (c)	—	— (c)
Year Ended September 30, 2002	$8.42	(0.01)		(1.21)	(1.22)	—	(0.40)	(0.40)
Year Ended September 30, 2001	$11.64	0.09		(2.42)	(2.33)	(0.12)	(0.77)	(0.89)
Year Ended September 30, 2000	$10.79	0.17		1.24	1.41	(0.20)	(0.36)	(0.56)
Capital Manager Equity Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.36	—	(c)	0.74	0.74	—	—	—
Year Ended September 30, 2004	$8.30	(0.05	)(b)	1.11	1.06	—	—	—
Year Ended September 30, 2003	$7.28	(0.05	)(b)	1.12	1.07	—	(0.05)	(0.05)
Year Ended September 30, 2002	$8.93	(0.04)		(1.61)	(1.65)	—	—	—
March 19, 2001 to September 30, 2001 (a)	$10.00	(0.02)		(1.05)	(1.07)	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (d)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover**

$1.00	0.38%	$2,005	1.50%	0.76%	1.67%	—
$1.00	0.06%	$2,280	1.20%	0.06%	1.70%	—
$1.00	0.15%	$2,543	1.32%	0.16%	1.69%	—
$1.00	0.60%	$2,730	1.67%	0.70%	1.77%	—
$1.00	3.80%	$84,446	1.61%	3.58%	1.74%	—
$1.00	4.65%	$41,644	1.63%	4.76%	1.80%	—

$1.00	0.29%	$760	1.49%	0.58%	1.68%	—
$1.00	0.05%	$887	1.05%	0.05%	1.71%	—
$1.00	0.16%	$1,126	1.12%	0.15%	1.70%	—
$1.00	0.39%	$1,121	1.69%	0.48%	1.77%	—
$1.00	3.56%	$18,449	1.63%	3.36%	1.73%	—
$1.00	4.28%	$10,425	1.63%	4.43%	1.73%	—

$9.55	3.40%	$4,881	1.31%	1.40%	1.57%	10.12%
$9.30	6.10%	$4,857	1.44%	0.93%	1.64%	2.47%
$8.85	8.45%	$3,150	1.53%	1.07%	1.73%	33.03%
$8.29	(5.94)%	$1,682	1.53%	1.49%	1.73%	6.29%
$9.13	(7.50)%	$916	1.58%	1.85%	1.78%	35.75%
$10.71	8.31%	$150	1.41%	2.75%	1.60%	38.27%

$9.32	5.52%	$20,592	1.36%	0.67%	1.53%	10.51%
$8.86	8.94%	$19,049	1.49%	0.17%	1.69%	0.17%
$8.15	11.29%	$8,929	1.50%	0.35%	1.70%	21.46%
$7.41	(11.35)%	$4,384	1.56%	0.52%	1.76%	14.56%
$8.75	(14.82)%	$3,096	1.55%	1.05%	1.75%	24.24%
$11.21	10.45%	$542	1.54%	1.94%	1.69%	46.69%

$9.12	6.80%	$15,885	1.34%	0.28%	1.57%	9.84%
$8.55	11.04%	$13,730	1.50%	(0.23)%	1.73%	0.19%
$7.70	13.31%	$9,142	1.55%	(0.16)%	1.75%	17.80%
$6.80	(15.53)%	$5,712	1.62%	(0.35)%	1.82%	8.38%
$8.42	(21.44)%	$4,720	1.60%	0.45%	1.80%	27.33%
$11.64	13.23%	$1,993	1.45%	1.49%	1.64%	43.28%

$10.10	7.91%	$6,802	1.31%	(0.08)%	1.65%	0.84%
$9.36	12.77%	$5,720	1.52%	(0.54)%	1.81%	3.10%
$8.30	14.74%	$2,475	1.70%	(0.69)%	1.90%	8.30%
$7.28	(18.48)%	$1,302	1.67%	(0.94)%	1.87%	5.75%
$8.93	(10.70)%	$754	1.93%	(1.05)%	2.13%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Equity Income Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.34	0.08		1.07	1.15	(0.07)	(0.02)	(0.09)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.03	(b)	0.34	0.37	(0.03)	—	(0.03)
Large Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$17.09	0.08		1.33	1.41	(0.08)	—	(0.08)
Year Ended September 30, 2004	$14.73	0.09		2.37	2.46	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.74	0.13		1.99	2.12	(0.13)	—	(0.13)
Year Ended September 30, 2002	$16.67	0.08		(3.45)	(3.37)	(0.08)	(0.48)	(0.56)
February 1, 2001 to September 30, 2001 (a)	$18.15	0.06		(1.47)	(1.41)	(0.07)	—	(0.07)
Large Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$7.81	0.02		0.32	0.34	—	—	—
Year Ended September 30, 2004	$7.37	(0.12)		0.56	0.44	—	—	—
Year Ended September 30, 2003	$6.37	(0.08	)(b)	1.08	1.00	—	—	—
Year Ended September 30, 2002	$7.94	(0.10	)(b)	(1.47)	(1.57)	—	—	—
February 1, 2001 to September 30, 2001 (a)	$11.75	(0.06)		(3.75)	(3.81)	—	—	—
Mid Cap Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$15.30	0.01		1.71	1.72	(0.04)	(0.09)	(0.13)
Year Ended September 30, 2004	$12.92	0.07	(b)	2.41	2.48	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07	(b)	2.04	2.11	(0.09)	—	(0.09)
Year Ended September 30, 2002	$13.11	0.08		(1.04)	(0.96)	(0.10)	(1.15)	(1.25)
July 25, 2001 to September 30, 2001 (a)	$14.14	0.03		(1.03)	(1.00)	(0.03)	—	(0.03)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.70	(0.08)		1.29	1.21	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.69	(0.16)		1.17	1.01	—	—	—
Year Ended September 30, 2003	$8.00	(0.15)		1.84	1.69	—	—	—
Year Ended September 30, 2002	$9.79	(0.15	)(b)	(1.01)	(1.16)	—	(0.63)	(0.63)
July 25, 2001 to September 30, 2001 (a)	$11.20	(0.01)		(1.40)	(1.41)	—	—	—
Small Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$14.06	0.01	(b)	1.27	1.28	(0.12)	(0.42)	(0.54)
Year Ended September 30, 2004	$11.40	(0.12	)(b)	2.90	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.05	)(b)	1.45	1.40	—	—	—
Small Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$11.04	(0.11	)(b)	1.19	1.08	—	—	—
Year Ended September 30, 2004	$10.70	(0.22	)(b)	0.56	0.34	—	—	—
Year Ended September 30, 2003	$8.79	(0.18	)(b)	2.09	1.91	—	—	—
Year Ended September 30, 2002	$11.45	(0.23	)(b)	(2.43)	(2.66)	—	—	—
February 1, 2001 to September 30, 2001 (a)	$19.98	(0.08)		(8.45)	(8.53)	—	—	—
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$12.95	(0.06)		2.00	1.94	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.11)		2.64	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.02)		0.52	0.50	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (c)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (d)	Ratio of net investment income (loss) to average net assets (d)	Ratio of expenses to average net assets* (d)	Portfolio turnover**

$11.40	11.15%	$5,060	2.01%	1.41%	2.26%	9.73%
$10.34	3.66%	$1,816	2.29%	1.14%	2.65%	1.65%

$18.42	8.27%	$181	1.90%	0.91%	2.03%	10.47%
$17.09	16.72%	$157	1.95%	0.57%	2.07%	16.40%
$14.73	16.72%	$122	1.92%	0.90%	2.06%	18.89%
$12.74	(21.10)%	$52	1.94%	0.41%	2.08%	23.02%
$16.67	(7.80)%	$13	2.03%	0.36%	2.16%	24.20%

$8.15	4.35%	$29	1.91%	(0.01)%	2.04%	24.06%
$7.81	5.97%	$25	1.96%	(1.08)%	2.08%	127.47%
$7.37	15.70%	$31	1.93%	(1.10)%	2.06%	91.73%
$6.37	(19.77)%	$37	1.98%	(1.23)%	2.12%	100.46%
$7.94	(32.43)%	$8	2.04%	(1.34)%	2.18%	96.41%

$16.89	11.28%	$411	1.91%	0.23%	2.04%	11.03%
$15.30	19.20%	$523	1.98%	0.45%	2.10%	19.17%
$12.92	19.40%	$484	1.95%	0.61%	2.10%	18.28%
$10.90	(8.86)%	$300	1.91%	0.65%	2.12%	18.20%
$13.11	(7.07)%	$1	2.15%	1.08%	2.52%	27.04%

$11.77	11.34%	$234	1.93%	(1.53)%	2.06%	38.21%
$10.70	10.42%	$208	2.00%	(1.65)%	2.11%	138.61%
$9.69	21.13%	$164	1.95%	(1.71)%	2.11%	125.97%
$8.00	(13.20)%	$143	1.81%	(1.58)%	2.13%	117.06%
$9.79	(13.13)%	$1	2.19%	(1.91)%	2.49%	90.11%

$14.80	9.19%	$5	2.08%	0.12%	2.34%	4.98%
$14.06	24.56%	$1	2.25%	(0.89)%	2.44%	11.25%
$11.40	14.00%	$1	2.64%	(1.15)%	2.64%	48.84%

$12.12	9.78%	$28	2.16%	(1.88)%	2.37%	40.47%
$11.04	3.18%	$45	2.30%	(1.98)%	2.41%	211.60%
$10.70	21.73%	$50	2.37%	(1.95)%	2.37%	197.85%
$8.79	(23.23)%	$31	2.47%	(2.11)%	2.47%	292.94%
$11.45	(42.69)%	$8	2.42%	(1.99)%	2.42%	286.49%

$14.77	15.04%	$26,227	2.08%	(1.23)%	2.14%	15.08%
$12.95	24.17%	$15,611	2.15%	(1.51)%	2.30%	32.06%
$10.50	5.00%	$4,052	1.80%	(1.17)%	2.52%	13.24%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currencies	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currencies	Total Dividends
International Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$7.74	0.04	(b)	0.89	0.93	(0.03)	—	(0.03)
Year Ended September 30, 2004	$6.58	—	(b)	1.20	1.20	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.07	)(b)	0.60	0.53	(0.02)	—	(0.02)
Year Ended September 30, 2002	$7.20	(0.07)		(1.06)	(1.13)	—	—	—
February 1, 2001 to September 30, 2001 (a)	$10.03	(0.02)		(2.81)	(2.83)	—	—	—
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.20	0.13	(b)	(0.13)	(0.00)	(0.14)	(0.05)	(0.19)
Year Ended September 30, 2004	$10.53	0.17		(0.12)	0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.74	0.26		(0.07)	0.19	(0.31)	(0.09)	(0.40)
Year Ended September 30, 2002	$10.35	0.38	(c)	0.43 (c)	0.81	(0.42)	—	(0.42)
February 1, 2001 to September 30, 2001 (a)	$10.10	0.35		0.25	0.60	(0.35)	—	(0.35)
Intermediate Corporate Bond Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.59	0.15	(b)	(0.17)	(0.02)	(0.19)	(0.03)	(0.22)
Year Ended September 30, 2004	$10.72	0.33		(0.08)	0.25	(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.33	0.39		0.41	0.80	(0.41)	—	(0.41)
Year Ended September 30, 2002	$10.56	0.43	(b)(d)	— (d)	0.43	(0.49)	(0.17)	(0.66)
February 1, 2001 to September 30, 2001 (a)	$10.39	0.35		0.17	0.52	(0.35)	—	(0.35)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.40, $0.41, and 3.99%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.44, $(0.01), and 4.40%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover**

$8.64	11.95%	$18	2.20%	0.86%		2.36%	17.89%
$7.74	18.30%	$2	2.32%	(0.04)%		2.42%	50.68%
$6.58	8.80%	$2	2.40%	(1.06)%		2.40%	199.78%
$6.07	(15.69)%	$7	2.43%	(0.98)%		2.43%	95.86%
$7.20	(28.22)%	$6	2.40%	(1.35)%		2.40%	144.35%

$10.01	0.00%	$472	1.72%	2.59%		1.87%	70.47%
$10.20	0.55%	$607	1.80%	2.15%		1.92%	98.35%
$10.53	1.77%	$836	1.82%	2.57%		1.92%	209.07%
$10.74	8.05%	$1,313	1.79%	3.81	%(c)	1.89%	79.36%
$10.35	6.01%	$40	1.98%	4.26%		2.05%	84.76%

$10.35	(0.21)%	$247	1.73%	2.92%		1.89%	17.62%
$10.59	2.44%	$257	1.82%	3.09%		1.94%	31.95%
$10.72	7.86%	$282	1.83%	3.61%		1.94%	43.98%
$10.33	4.37%	$318	1.89%	4.28%		2.03%	69.15%
$10.56	5.07%	$11	1.71%	4.94%		1.85%	142.35%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Prime Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	—	(c)	—	—	— (c)	—	— (c)
Year Ended September 30, 2004	$1.00	—	(c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
January 30, 2002 to September 30, 2002 (a)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	—	(c)	—	—	— (c)	—	—
Year Ended September 30, 2004	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
January 30, 2002 to September 30, 2002 (a)	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Capital Manager Conservative Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.27	0.07		0.25	0.32	(0.07)	—	(0.07)
Year Ended September 30, 2004	$8.82	0.09	(b)	0.44	0.53	(0.08)	—	(0.08)
Year Ended September 30, 2003	$8.26	0.09		0.61	0.70	(0.10)	(0.04)	(0.14)
Year Ended September 30, 2002	$9.10	0.17		(0.69)	(0.52)	(0.14)	(0.18)	(0.32)
February 1, 2001 to September 30, 2001 (a)	$10.06	0.10		(0.93)	(0.83)	(0.13)	—	(0.13)
Capital Manager Moderate Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$8.91	0.03		0.45	0.48	(0.03)	—	(0.03)
Year Ended September 30, 2004	$8.18	0.01	(b)	0.73	0.74	(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.42	0.03		0.82	0.85	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.77	0.04		(0.97)	(0.93)	(0.05)	(0.37)	(0.42)
February 1, 2001 to September 30, 2001 (a)	$10.23	0.05		(1.45)	(1.40)	(0.06)	—	(0.06)
Capital Manager Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$8.56	0.01		0.56	0.57	(0.01)	—	(0.01)
Year Ended September 30, 2004	$7.71	(0.02	)(b)	0.87	0.85	—	—	—
Year Ended September 30, 2003	$6.80	(0.01	)(b)	0.93	0.92	(0.01)	—	(0.01)
Year Ended September 30, 2002	$8.41	(0.02)		(1.19)	(1.21)	—	(0.40)	(0.40)
February 1, 2001 to September 30, 2001 (a)	$10.41	(0.01)		(1.98)	(1.99)	(0.01)	—	(0.01)
Capital Manager Equity Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.33	(0.01)		0.75	0.74	—	—	—
Year Ended September 30, 2004	$8.28	(0.05	)(b)	1.10	1.05	—	—	—
Year Ended September 30, 2003	$7.26	(0.05	)(b)	1.12	1.07	— (c)	(0.05)	(0.05)
Year Ended September 30, 2002	$8.92	(0.12)		(1.54)	(1.66)	—	—	—
March 19, 2001 to September 30, 2001 (a)	$10.00	(0.06)		(1.02)	(1.08)	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (d)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover**

$1.00	0.38%	$342	1.50%	0.76%	1.67%	—
$1.00	0.06%	$453	1.20%	0.06%	1.70%	—
$1.00	0.15%	$555	1.30%	0.14%	1.69%	—
$1.00	0.28%	$314	1.60%	0.40%	1.65%	—

$1.00	0.27%	$5	1.53%	0.58%	1.68%	—
$1.00	0.05%	$5	1.02%	0.05%	1.71%	—
$1.00	0.16%	$8	1.12%	0.17%	1.70%	—
$1.00	0.18%	$10	1.60%	0.27%	1.64%	—

$9.52	3.41%	$168	1.31%	1.40%	1.57%	10.12%
$9.27	6.06%	$180	1.44%	0.93%	1.64%	2.47%
$8.82	8.50%	$148	1.53%	1.05%	1.73%	33.03%
$8.26	(5.98)%	$62	1.52%	1.45%	1.72%	6.29%
$9.10	(8.30)%	$2	1.71%	1.58%	1.73%	35.75%

$9.36	5.39%	$186	1.36%	0.67%	1.50%	10.51%
$8.91	9.08%	$178	1.49%	0.17%	1.69%	0.17%
$8.18	11.39%	$182	1.51%	0.40%	1.71%	21.46%
$7.42	(11.40)%	$307	1.58%	0.53%	1.78%	14.56%
$8.77	13.75%	$178	1.55%	0.74%	1.75%	24.24%

$9.12	6.64%	$47	1.34%	0.15%	1.53%	9.84%
$8.56	11.02%	$63	1.50%	(0.23)%	1.73%	0.19%
$7.71	13.48%	$52	1.54%	(0.14)%	1.74%	17.80%
$6.80	(15.43)%	$12	1.61%	(0.34)%	1.81%	8.38%
$8.41	(19.16)%	$8	1.68%	(0.30)%	1.86%	27.33%

$10.07	7.93%	$81	1.31%	(0.13)%	1.65%	0.84%
$9.33	12.68%	$85	1.52%	(0.54)%	1.81%	3.10%
$8.28	14.78%	$28	1.73%	(0.66)%	1.92%	8.30%
$7.26	(18.61)%	$1	1.94%	(1.31)%	1.94%	5.75%
$8.92	(10.80)%	$1	1.87%	(1.12)%	1.87%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Equity Income Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.35	0.13		1.07	1.20	(0.11)	(0.02)	(0.13)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.05	(c)	0.34	0.39	(0.04)	—	(0.04)
Large Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$17.29	0.18		1.35	1.53	(0.17)	—	(0.17)
Year Ended September 30, 2004	$14.90	0.26		2.39	2.65	(0.26)	—	(0.26)
Year Ended September 30, 2003	$12.87	0.27		2.03	2.30	(0.27)	—	(0.27)
Year Ended September 30, 2002	$16.82	0.22		(3.47)	(3.25)	(0.22)	(0.48)	(0.70)
Year Ended September 30, 2001	$18.60	0.26		(0.89)	(0.63)	(0.26)	(0.89)	(1.15)
Year Ended September 30, 2000	$19.64	0.54		0.55	1.09	(0.54)	(1.59)	(2.13)
Large Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$8.35	0.05		0.36	0.41	(0.01)	—	(0.01)
Year Ended September 30, 2004	$7.79	(0.01)		0.57	0.56	—	—	—
Year Ended September 30, 2003	$6.67	(0.01	)(c)	1.13	1.12	—	—	—
Year Ended September 30, 2002	$8.23	(0.03)		(1.53)	(1.56)	—	—	—
Year Ended September 30, 2001	$14.84	(0.03)		(5.60)	(5.63)	—	(0.98)	(0.98)
Year Ended September 30, 2000	$11.99	(0.03)		3.62	3.59	—	(0.74)	(0.74)
Mid Cap Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$15.41	0.10		1.72	1.82	(0.09)	(0.09)	(0.18)
Year Ended September 30, 2004	$12.98	0.22	(c)	2.42	2.64	(0.21)	—	(0.21)
Year Ended September 30, 2003	$10.93	0.19	(c)	2.04	2.23	(0.18)	—	(0.18)
Year Ended September 30, 2002	$13.12	0.20		(1.04)	(0.84)	(0.20)	(1.15)	(1.35)
February 1, 2001 to September 30, 2001 (b)	$14.26	0.15		(1.13)	(0.98)	(0.16)	—	(0.16)
Year Ended January 31, 2001	$14.10	0.25		0.95	1.20	(0.25)	(0.79)	(1.04)
Year Ended January 31, 2000	$13.44	0.23		0.93	1.16	(0.22)	(0.28)	(0.50)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$11.40	(0.03)		1.39	1.36	—	(0.14)	(0.14)
Year Ended September 30, 2004	$10.22	(0.08)		1.26	1.18	—	—	—
Year Ended September 30, 2003	$8.36	(0.06)		1.92	1.86	—	—	—
Year Ended September 30, 2002	$10.10	(0.06)		(1.05)	(1.11)	—	(0.63)	(0.63)
February 1, 2001 to September 30, 2001 (b)	$14.84	(0.02)		(4.72)	(4.74)	—	—	—
Year Ended January 31, 2001	$20.78	(0.04)		(2.08)	(2.12)	—	(3.82)	(3.82)
Year Ended January 31, 2000	$17.89	(0.06)		5.04	4.98	—	(2.09)	(2.09)
Small Company Value Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$14.23	0.09	(c)	1.28	1.37	(0.14)	(0.42)	(0.56)
Year Ended September 30, 2004	$11.44	0.02	(c)	2.91	2.93	(0.02)	(0.12)	(0.14)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.01	)(c)	1.45	1.44	— (d)	—	— (d)
Small Company Growth Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$12.36	(0.06	)(c)	1.35	1.29	—	—	—
Year Ended September 30, 2004	$11.86	(0.12	)(c)	0.62	0.50	—	—	—
Year Ended September 30, 2003	$9.65	(0.11)		2.32	2.21	—	—	—
Year Ended September 30, 2002	$12.44	(0.14)		(2.65)	(2.79)	—	—	—
Year Ended September 30, 2001	$35.49	(0.15)		(16.56)	(16.71)	—	(6.34)	(6.34)
Year Ended September 30, 2000	$25.25	(0.17)		13.41	13.24	—	(3.00)	(3.00)
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$13.12	(0.02)		2.06	2.04	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.05)		2.72	2.67	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	—	(d)	0.53	0.53	— (d)	—	— (d)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as Funds of the BB&T Funds, the Mid Cap Value Fund and Mid Cap Growth Fund changed their fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB Equity Income Portfolio and OVB Capital Appreciation Portfolio, respectively.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover**

$11.42	11.66%	$27,036	1.01%	2.26%	1.26%	9.73%
$10.35	3.94%	$21,128	1.29%	1.91%	1.63%	1.65%

$18.65	8.88%	$631,669	0.90%	1.91%	1.03%	10.47%
$17.29	17.86%	$620,186	0.95%	1.58%	1.06%	16.40%
$14.90	17.98%	$475,289	0.92%	1.90%	1.06%	18.89%
$12.87	(20.33)%	$319,971	0.98%	1.37%	1.12%	23.02%
$16.82	(3.53)%	$360,847	0.99%	1.48%	1.13%	24.20%
$18.60	5.89%	$333,567	0.92%	2.90%	1.10%	23.85%

$8.75	4.86%	$351,318	0.91%	0.99%	1.04%	24.06%
$8.35	7.19%	$346,061	0.97%	(0.08)%	1.08%	127.47%
$7.79	16.79%	$272,961	0.93%	(0.11)%	1.07%	91.73%
$6.67	(18.96)%	$160,933	1.02%	(0.30)%	1.16%	100.46%
$8.23	(40.24)%	$151,601	1.05%	(0.25)%	1.19%	96.41%
$14.84	30.52%	$145,538	0.99%	(0.18)%	1.16%	76.76%

$17.05	11.85%	$199,937	0.91%	1.23%	1.04%	11.03%
$15.41	20.44%	$182,791	0.98%	1.47%	1.10%	19.17%
$12.98	20.60%	$142,280	0.95%	1.57%	1.10%	18.28%
$10.93	(8.01)%	$85,013	0.90%	1.54%	1.13%	18.20%
$13.12	(6.93)%	$74,070	0.94%	1.75%	1.12%	27.04%
$14.26	9.03%	$64,423	0.96%	1.79%	1.11%	59.00%
$14.10	8.49%	$62,863	0.96%	1.63%	1.07%	15.00%

$12.62	11.97%	$117,201	0.93%	(0.53)%	1.06%	38.21%
$11.40	11.55%	$118,012	1.00%	(0.65)%	1.11%	138.61%
$10.22	22.25%	$100,226	0.95%	(0.72)%	1.12%	125.97%
$8.36	(12.26)%	$69,975	0.89%	(0.62)%	1.17%	117.06%
$10.10	(31.94)%	$90,424	1.02%	(0.32)%	1.25%	90.11%
$14.84	(10.61)%	$129,433	1.02%	(0.16)%	1.23%	63.00%
$20.78	28.81%	$154,385	1.02%	(0.34)%	1.30%	54.00%

$15.04	9.74%	$62,954	1.08%	1.24%	1.34%	4.98%
$14.23	25.78%	$66,802	1.26%	0.15%	1.42%	11.25%
$11.44	14.43%	$43,462	1.69%	(0.17)%	1.69%	48.84%

$13.65	10.44%	$79,906	1.16%	(0.88)%	1.37%	40.47%
$12.36	4.22%	$90,332	1.30%	(0.98)%	1.41%	211.60%
$11.86	22.90%	$129,960	1.37%	(0.94)%	1.37%	197.85%
$9.65	(22.43)%	$93,918	1.48%	(1.17)%	1.48%	292.94%
$12.44	(54.85)%	$102,260	1.47%	(0.64)%	1.41%	286.49%
$35.49	54.82%	$197,795	1.41%	(0.49)%	1.41%	206.16%

$15.04	15.61%	$54,784	1.08%	(0.23)%	1.14%	15.08%
$13.12	25.44%	$39,816	1.12%	(0.49)%	1.32%	32.06%
$10.53	5.31%	$26,360	0.82%	(0.11)%	1.64%	13.24%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currencies		Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currencies	Total Dividends
International Equity Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$8.24	0.03	(b)	1.00		1.03	(0.03)	—	(0.03)
Year Ended September 30, 2004	$6.98	0.10	(b)	1.26		1.36	(0.10)	—	(0.10)
Year Ended September 30, 2003	$6.41	0.05	(b)	0.57		0.62	(0.05)	—	(0.05)
Year Ended September 30, 2002	$7.53	—		(1.12)		(1.12)	— (f)	—	— (f)
Year Ended September 30, 2001	$12.60	(0.05)		(3.00)		(3.05)	—	(2.02)	(2.02)
Year Ended September 30, 2000	$12.56	(0.01)		0.68		0.67	—	(0.63)	(0.63)
Short U.S. Government Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$9.71	0.12	(b)	(0.12)		(0.00)	(0.15)	—	(0.15)
Year Ended September 30, 2004	$9.90	0.20		(0.11)		0.09	(0.28)	—	(0.28)
Year Ended September 30, 2003	$10.09	0.29		(0.11)		0.18	(0.37)	—	(0.37)
Year Ended September 30, 2002	$10.05	0.45	(c)	0.06	(c)	0.51	(0.47)	—	(0.47)
Year Ended September 30, 2001	$9.64	0.53		0.41		0.94	(0.53)	—	(0.53)
Year Ended September 30, 2000	$9.65	0.52		—		0.52	(0.53)	—	(0.53)
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.25	0.18	(b)	(0.13)		0.05	(0.20)	(0.05)	(0.25)
Year Ended September 30, 2004	$10.58	0.34		(0.18)		0.16	(0.36)	(0.13)	(0.49)
Year Ended September 30, 2003	$10.78	0.37		(0.07)		0.30	(0.41)	(0.09)	(0.50)
Year Ended September 30, 2002	$10.39	0.49	(d)	0.42	(d)	0.91	(0.52)	—	(0.52)
Year Ended September 30, 2001	$9.73	0.54		0.66		1.20	(0.54)	—	(0.54)
Year Ended September 30, 2000	$9.72	0.55		0.04		0.59	(0.55)	(0.03)	(0.58)
Intermediate Corporate Bond Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.59	0.21	(b)	(0.19)		0.02	(0.24)	(0.03)	(0.27)
Year Ended September 30, 2004	$10.72	0.44		(0.08)		0.36	(0.49)	—	(0.49)
Year Ended September 30, 2003	$10.33	0.49		0.41		0.90	(0.51)	—	(0.51)
Year Ended September 30, 2002	$10.56	0.55	(e)	(0.04	)(e)	0.51	(0.57)	(0.17)	(0.74)
Year Ended September 30, 2001	$9.98	0.62		0.58		1.20	(0.62)	—	(0.62)
December 2, 1999 to September 30, 2000 (a)	$10.00	0.51		(0.02)		0.49	(0.51)	—	(0.51)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.49, $0.02, and 4.65%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.51, $0.40, and 4.99%, respectively.
(e)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.56, $(0.05), and 5.54%, respectively.
(f)	Amount is less than $0.005.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (g)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (h)	Ratio of net investment income (loss) to average net assets (h)		Ratio of expenses to average net assets* (h)	Portfolio turnover**

$9.24	12.52%	$236,411	1.20%	0.67%		1.36%	17.89%
$8.24	19.48%	$233,275	1.32%	1.30%		1.42%	50.68%
$6.98	9.72%	$187,315	1.40%	0.78%		1.41%	199.78%
$6.41	(14.85)%	$123,330	1.43%	0.03%		1.43%	95.86%
$7.53	(28.33)%	$115,405	1.48%	(0.14)%		1.48%	144.35%
$12.60	4.96%	$119,326	1.51%	(0.04)%		1.51%	179.44%

$9.56	0.02%	$176,602	0.69%	2.55%		0.88%	13.93%
$9.71	0.96%	$195,920	0.74%	2.10%		0.91%	62.59%
$9.90	1.78%	$199,980	0.76%	2.81%		0.91%	93.86%
$10.09	5.27%	$181,797	0.78%	4.30	%(c)	0.93%	73.93%
$10.05	9.99%	$169,839	0.78%	5.38%		0.93%	101.28%
$9.64	5.62%	$170,362	0.76%	5.52%		0.91%	101.07%

$10.05	0.40%	$595,308	0.72%	3.62%		0.88%	70.47%
$10.25	1.56%	$534,682	0.80%	3.15%		0.92%	98.35%
$10.58	2.88%	$447,665	0.82%	3.43%		0.92%	209.07%
$10.78	9.11%	$340,231	0.85%	4.81	%(d)	0.95%	79.36%
$10.39	12.68%	$279,046	0.85%	5.38%		0.95%	84.76%
$9.73	6.36%	$182,899	0.83%	5.71%		0.93%	103.41%

$10.34	0.19%	$331,808	0.73%	3.92%		0.89%	17.62%
$10.59	3.47%	$272,749	0.82%	4.09%		0.94%	31.95%
$10.72	8.95%	$215,000	0.83%	4.61%		0.94%	43.98%
$10.33	5.19%	$142,509	0.83%	5.42	%(e)	0.98%	69.15%
$10.56	12.34%	$120,361	0.81%	6.03%		0.96%	142.35%
$9.98	5.13%	$89,101	0.75%	6.30%		1.09%	186.79%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.20	0.14	(c)	(0.21)	(0.07)	(0.14)	—	(0.14)
Year Ended September 30, 2004	$10.22	0.28	(c)	(0.02)	0.26	(0.28)	—	(0.28)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.16	(c)	0.20	0.36	(0.14)	—	(0.14)
Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.16	0.13	(c)	(0.18)	(0.05)	(0.13)	—	(0.13)
Year Ended September 30, 2004	$10.16	0.25		0.00	0.25	(0.25)	—	(0.25)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.13		0.16	0.29	(0.13)		(0.13)
North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.66	0.20		(0.24)	(0.04)	(0.18)	(0.02)	(0.20)
Year Ended September 30, 2004	$10.81	0.35		(0.12)	0.23	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2003	$10.86	0.35		(0.01)	0.34	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2002	$10.54	0.38		0.39	0.77	(0.37)	(0.08)	(0.45)
Year Ended September 30, 2001	$9.98	0.40		0.56	0.96	(0.40)	—	(0.40)
Year Ended September 30, 2000	$9.89	0.42		0.09	0.51	(0.42)	—	(0.42)
South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.74	0.18		(0.22)	(0.04)	(0.18)	(0.08)	(0.26)
Year Ended September 30, 2004	$10.81	0.35		(0.06)	0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2003	$10.81	0.35		— (d)	0.35	(0.35)	—	(0.35)
Year Ended September 30, 2002	$10.39	0.39		0.41	0.80	(0.38)	—	(0.38)
Year Ended September 30, 2001	$9.84	0.40		0.55	0.95	(0.40)	—	(0.40)
Year Ended September 30, 2000	$9.74	0.40		0.10	0.50	(0.40)	—	(0.40)
Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$11.74	0.20		(0.25)	(0.05)	(0.21)	(0.02)	(0.23)
Year Ended September 30, 2004	$11.95	0.40		(0.13)	0.27	(0.40)	(0.08)	(0.48)
Year Ended September 30, 2003	$11.99	0.39		— (d)	0.39	(0.39)	(0.04)	(0.43)
Year Ended September 30, 2002	$11.57	0.43		0.41	0.84	(0.42)	—	(0.42)
Year Ended September 30, 2001	$10.96	0.44		0.61	1.05	(0.44)	—	(0.44)
Year Ended September 30, 2000	$10.86	0.46		0.10	0.56	(0.46)	—	(0.46)
West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2005 (Unaudited)	$10.09	0.18		(0.19)	(0.01)	(0.18)	(0.08)	(0.26)
Year Ended September 30, 2004	$10.21	0.36		(0.09)	0.27	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2003	$10.35	0.35		0.02	0.37	(0.35)	(0.16)	(0.51)
Year Ended September 30, 2002	$10.02	0.41		0.34	0.75	(0.40)	(0.02)	(0.42)
February 1, 2001 to September 30, 2001 (b)	$9.93	0.30		0.09	0.39	(0.30)	—	(0.30)
Year Ended January 31, 2001	$9.20	0.49		0.73	1.22	(0.49)	—	(0.49)
Year Ended January 31, 2000	$10.27	0.48		(0.98)	(0.50)	(0.52)	(0.05)	(0.57)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the West Virginia Intermediate Tax-Free Fund changed its fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB West Virginia Tax-Exempt Income Portfolio.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (e)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover**

$9.99	(0.69)%	$14,109	0.69%	2.79%	1.02%	20.09%
$10.20	2.61%	$13,441	0.63%	2.78%	1.07%	24.78%
$10.22	3.63%	$14,759	0.53%	2.56%	1.23%	42.87%

$9.98	(0.46)%	$10,375	0.55%	2.66%	1.09%	15.47%
$10.16	2.52%	$9,108	0.60%	2.47%	1.23%	55.18%
$10.16	2.93%	$4,897	0.61%	2.27%	1.65%	40.16%

$10.42	(0.35)%	$89,303	0.69%	3.51%	0.90%	20.81%
$10.66	2.15%	$96,738	0.75%	3.18%	0.92%	67.80%
$10.81	3.19%	$95,613	0.77%	3.26%	0.92%	44.56%
$10.86	7.62%	$93,856	0.78%	3.57%	0.93%	20.39%
$10.54	9.73%	$90,679	0.79%	3.84%	0.93%	47.35%
$9.98	5.31%	$81,510	0.80%	4.27%	0.96%	80.33%

$10.44	(0.40)%	$16,458	0.71%	3.46%	0.92%	19.40%
$10.74	2.77%	$17,488	0.75%	3.26%	0.94%	32.63%
$10.81	3.35%	$18,297	0.72%	3.31%	0.93%	32.04%
$10.81	7.94%	$17,960	0.67%	3.70%	0.97%	21.81%
$10.39	9.76%	$15,411	0.73%	3.89%	1.03%	36.67%
$9.84	5.27%	$14,386	0.75%	4.11%	1.22%	84.20%

$11.46	(0.44)%	$66,141	0.69%	3.57%	0.90%	26.65%
$11.74	2.29%	$68,786	0.76%	3.37%	0.93%	45.07%
$11.95	3.31%	$77,577	0.78%	3.28%	0.92%	34.17%
$11.99	7.48%	$81,683	0.78%	3.66%	0.93%	13.12%
$11.57	9.72%	$76,284	0.78%	3.87%	0.93%	31.28%
$10.96	5.35%	$77,727	0.78%	4.30%	0.90%	64.45%

$9.82	(0.11)%	$60,033	0.70%	3.69%	0.76%	16.42%
$10.09	2.76%	$63,518	0.76%	3.49%	0.78%	16.24%
$10.21	3.77%	$79,361	0.73%	3.48%	0.76%	25.59%
$10.35	7.78%	$78,170	0.72%	4.04%	0.82%	61.44%
$10.02	4.03%	$75,332	0.62%	4.60%	0.79%	15.75%
$9.93	13.57%	$72,553	0.72%	5.11%	0.83%	7.00%
$9.20	(5.04)%	$74,709	0.72%	4.90%	0.77%	10.00%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Prime Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2002	$1.00	0.02		— (c)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2001	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2000	$1.00	0.06		—	0.06	(0.06)	—	(0.06)
U.S. Treasury Money Market Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2002	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2001	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2000	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
Capital Manager Conservative Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.36	0.12		0.25	0.37	(0.11)	—	(0.11)
Year Ended September 30, 2004	$8.90	0.18	(b)	0.46	0.64	(0.18)	—	(0.18)
Year Ended September 30, 2003	$8.33	0.18		0.61	0.79	(0.18)	(0.04)	(0.22)
Year Ended September 30, 2002	$9.17	0.22		(0.66)	(0.44)	(0.22)	(0.18)	(0.40)
Year Ended September 30, 2001	$10.75	0.32		(1.00)	(0.68)	(0.32)	(0.58)	(0.90)
Year Ended September 30, 2000	$10.43	0.40		0.55	0.95	(0.41)	(0.22)	(0.63)
Capital Manager Moderate Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.04	0.08		0.46	0.54	(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.30	0.10	(b)	0.74	0.84	(0.10)	—	(0.09)
Year Ended September 30, 2003	$7.47	0.10		0.82	0.92	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.82	0.14		(0.99)	(0.85)	(0.13)	(0.37)	(0.50)
Year Ended September 30, 2001	$11.25	0.26		(1.71)	(1.45)	(0.26)	(0.72)	(0.98)
Year Ended September 30, 2000	$10.65	0.34		0.89	1.23	(0.34)	(0.29)	(0.63)
Capital Manager Growth Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$8.70	0.06		0.58	0.64	(0.06)	—	(0.06)
Year Ended September 30, 2004	$7.81	0.07	(b)	0.88	0.95	(0.06)	—	(0.06)
Year Ended September 30, 2003	$6.87	0.06	(b)	0.93	0.99	(0.05)	—	(0.05)
Year Ended September 30, 2002	$8.46	0.05		(1.20)	(1.15)	(0.04)	(0.40)	(0.44)
Year Ended September 30, 2001	$11.66	0.18		(2.43)	(2.25)	(0.18)	(0.77)	(0.95)
Year Ended September 30, 2000	$10.79	0.29		1.23	1.52	(0.29)	(0.36)	(0.65)
Capital Manager Equity Fund
For the Six Month Ended March 31, 2005 (Unaudited)	$9.64	0.05		0.76	0.81	(0.04)	—	(0.04)
Year Ended September 30, 2004	$8.49	0.04	(b)	1.14	1.18	(0.03)	—	(0.03)
Year Ended September 30, 2003	$7.39	0.02	(b)	1.15	1.17	(0.02)	(0.05)	(0.07)
Year Ended September 30, 2002	$8.97	(0.01)		(1.57)	(1.58)	— (c)	—	—
March 19, 2001 to September 30, 2001 (a)	$10.00	0.01		(1.03)	(1.02)	(0.01)	— (c)	(0.01)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (d)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (e)	Ratio of net investment income (loss) to average net assets (e)	Ratio of expenses to average net assets* (e)	Portfolio turnover **

$1.00	0.88%	$503,310	0.50%	1.76%	0.67%	—
$1.00	0.70%	$529,849	0.57%	0.69%	0.70%	—
$1.00	0.87%	$667,534	0.60%	0.86%	0.69%	—
$1.00	1.61%	$532,465	0.64%	1.54%	0.71%	—
$1.00	4.84%	$265,472	0.61%	4.34%	0.75%	—
$1.00	5.70%	$78,331	0.63%	5.62%	0.80%	—

$1.00	0.79%	$806,848	0.49%	1.58%	0.68%	—
$1.00	0.54%	$926,162	0.57%	0.53%	0.71%	—
$1.00	0.67%	$838,022	0.61%	0.67%	0.70%	—
$1.00	1.40%	$915,013	0.65%	1.35%	0.72%	—
$1.00	4.59%	$494,773	0.63%	4.46%	0.73%	—
$1.00	5.33%	$395,617	0.63%	5.24%	0.73%	—

$9.62	4.00%	$69,104	0.31%	2.40%	0.57%	10.12%
$9.36	7.16%	$67,925	0.44%	1.93%	0.64%	2.47%
$8.90	9.55%	$31,748	0.53%	2.09%	0.73%	33.03%
$8.33	(5.05)%	$26,347	0.54%	2.47%	0.74%	6.29%
$9.17	(6.77)%	$27,691	0.51%	3.26%	0.71%	35.75%
$10.75	9.31%	$31,808	0.41%	3.75%	0.60%	38.27%

$9.50	5.92%	$39,414	0.36%	1.67%	0.65%	10.51%
$9.04	10.12%	$33,971	0.49%	1.17%	0.69%	0.17%
$8.30	12.40%	$26,168	0.50%	1.35%	0.70%	21.46%
$7.47	(10.55)%	$20,977	0.58%	1.48%	0.78%	14.56%
$8.82	(13.81)%	$25,040	0.51%	2.67%	0.71%	24.24%
$11.25	11.63%	$26,616	0.49%	2.98%	0.69%	46.69%

$9.28	7.30%	$33,721	0.34%	1.28%	0.63%	9.84%
$8.70	12.10%	$28,660	0.50%	0.77%	0.73%	0.19%
$7.81	14.49%	$21,484	0.56%	0.82%	0.76%	17.80%
$6.87	(14.61)%	$17,981	0.62%	0.63%	0.82%	8.38%
$8.46	(20.68)%	$20,855	0.57%	1.93%	0.77%	27.33%
$11.66	14.28%	$26,538	0.45%	2.49%	0.64%	43.28%

$10.41	8.42%	$23,648	0.31%	0.91%	0.65%	0.84%
$9.64	13.87%	$21,051	0.52%	0.42%	0.81%	3.10%
$8.49	15.82%	$16,077	0.70%	0.29%	0.90%	8.30%
$7.39	(17.61)%	$11,352	0.83%	(0.15)%	1.03%	5.75%
$8.97	(10.22)%	$13,464	0.72%	0.08%	0.92%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Notes to Financial Statements

(Unaudited)	March 31, 2005

1.	Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Company Value Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Intermediate Corporate Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Fund of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Fund of Funds invest in other Fund Portfolios as opposed to individual securities.

The BB&T Funds are authorized to issue an unlimited amount of shares without par value. The Funds offer up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of March 31, 2005, Class B Shares and Class C Shares of the Short U.S. Government Fund and the Tax-Free Funds were not yet being offered.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Funds’ organizational documents, its’ Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price. The International Equity Fund utilizes a Fair Value Pricing Service to determine the fair value of securities when certain significant events occur.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of March 31, 2005.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

Securities Transactions and Related Income:

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Company Value Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

Each Variable Net Asset Value Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Funds may also purchase put and call options. The Variable Net Asset Value Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. The Equity Income Fund and Special Opportunities Equity Fund had the following transactions in written covered call options during the period ended March 31, 2005:

	Equity Income Fund		Special Opportunities Fund
Covered Call Options	Shares Subject to Contract	Premiums	Shares Subject to Contract	Premiums
Balance at beginning of period	885	$13,207	2,048	$301,555
Options written	639	41,676	5,185	352,094
Options closed	—	—	(131)	(8,777)
Options expired	(1,524)	(54,883)	(2,468)	(203,283)
Options exercised	—	—	(3,739)	(412,950)

Options outstanding at end of period	—	$—	895	$28,639

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

The following is a summary of options outstanding as of March 31, 2005.
Security	Shares Subject to Contract	Fair Value
Special Opportunities Equity Fund
Coventry Health Care, Inc. $70.00, 4/16/05	895	53,700

		$53,700

Security Loans:

To generate additional income, the Funds may lend up to 33 1/3% of their respective assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value. The cash collateral received by the Funds was pooled and at March 31, 2005 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 1.75% to 2.88% and maturity dates ranging from April 2005 through March 2006). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by BB&T to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of BB&T, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of March 31, 2005, the following Funds had loans outstanding:

	Value of Collateral	Value of Loaned Securities
Large Company Value Fund	$214,576,144	$208,950,523
Large Company Growth Fund	128,034,860	123,719,839
Mid Cap Value Fund	61,560,148	59,637,113
Mid Cap Growth Fund	57,527,650	55,976,874
Small Company Value Fund	13,887,696	13,411,591
Small Company Growth Fund	21,536,162	20,911,987
Short U.S. Government Fund	81,454,069	79,550,489
Intermediate U.S. Government Fund	262,185,645	256,089,029
Intermediate Corporate Bond Fund	71,383,963	69,923,332

Expense Allocation:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Intermediate Corporate Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid monthly for the Large Company Value Fund, the Mid Cap Value Fund and the Small Company Value Fund. Dividends from net investment income are declared and paid quarterly for the Equity Income Fund, the Large Company Growth Fund, the Mid Cap Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund and the Fund of Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Redemption Fees:

For shares of BB&T Funds, that were redeemed or exchanged in less than 30 days a fee of 2% of the total redemption amounts may be assessed subject to certain exceptions or limitations. These exceptions include but are not limited to redemptions or exchanges in the BB&T Money Market Funds, automatic non-discretionary rebalancing programs and systematic withdrawal plans. The fee is applied to shares redeemed or exchanged in the order in which they were purchased, and is retained by the Funds for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statement of Changes in Net Assets as “Proceeds from Shares Issued”. Fees for the Funds during the period October 1, 2004 through March 31, 2005; were as follows:

Fund	Amount
Equity Income Fund	$70
Large Company Value Fund	1,359
Large Company Growth Fund	212
Mid Cap Value Fund	6,927
Mid Cap Growth Fund	4,871
Small Company Value Fund	4
Small Company Growth Fund	38
International Equity Fund	80
Special Opportunities Equity Fund	1,228
Short U.S. Government Fund	1,964
Intermediate U.S. Government Fund	901
Intermediate Corporate Bond Fund	7
Kentucky Intermediate Tax-Free Fund	—
Maryland Intermediate Tax-Free Fund	—
North Carolina Intermediate Tax-Free Fund	—
South Carolina Intermediate Tax-Free Fund	—
Virginia Intermediate Tax-Free Fund	19,702
West Virginia Intermediate Tax-Free Fund	—
Prime Money Market Fund	—
U.S. Treasury Money Market Fund	—
Capital Manager Conservative Growth Fund	1,016
Capital Manager Moderate Growth Fund	341
Capital Manager Growth Fund	28
Capital Manager Equity Fund	62

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

3.	Purchases and Sales of Securities:

Purchase and sales of securities (excluding short-term and U.S. Government securities) for the period ended March 31, 2005 are as follows:

	Purchases	Sales
Equity Income Fund	$21,377,530	$3,648,165
Large Company Value Fund	$71,170,719	$110,658,971
Large Company Growth Fund	$89,714,794	$112,618,681
Mid Cap Value Fund	$22,621,477	$30,834,539
Mid Cap Growth Fund	$49,264,457	$59,864,469
Small Company Value Fund	$3,192,573	$10,756,756
Small Company Growth Fund	$39,899,684	$61,612,658
International Equity Fund	$62,574,033	$87,529,041
Special Opportunities Equity Fund	$55,812,532	$17,120,446
Short U.S. Government Fund	$19,447,167	$18,248,416
Intermediate U.S. Government Fund	$489,645,421	$394,778,656
Intermediate Corporate Bond Fund	$122,128,882	$52,131,961
Kentucky Intermediate Tax-Free Fund	$3,829,094	$3,185,630
Maryland Intermediate Tax-Free Fund	$3,168,186	$1,495,588
North Carolina Intermediate Tax-Free Fund	$23,111,686	$31,367,499
South Carolina Intermediate Tax-Free Fund	$3,886,197	$5,840,543
Virginia Intermediate Tax-Free Fund	$21,523,796	$20,833,751
West Virginia Intermediate Tax-Free Fund	$11,713,278	$12,980,757
Capital Manager Conservative Growth Fund	$8,457,562	$7,885,000
Capital Manager Moderate Growth Fund	$15,232,837	$8,090,000
Capital Manager Growth Fund	$10,883,439	$5,680,000
Capital Manager Equity Fund	$3,035,370	$270,000

Purchases and sales of long-term U.S. Government Securities for the period ended March 31, 2005 are as follows:

	Purchases	Sales
Short U.S. Government Fund	5,215,391	16,146,289
Intermediate U.S. Government Fund	8,228,281	10,893,750
Intermediate Corporate Bond Fund	12,957,773	—

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At March 31, 2005, BB&T North Carolina Intermediate Tax-Free Fund, BB&T Virginia Intermediate Tax-Free Fund, and BB&T Prime Money market Fund held restricted securities representing 2.2%, 1.3%, and 6.0% of net assets, respectively. The restricted securities held as of March 31, 2005 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
BB&T North Carolina Intermediate Tax-Free Fund
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/06 @ 102	5/15/2003	$2,360,375	$2,356,298	$2,403,825

BB&T Virginia Intermediate Tax-Free Fund
Virginia Gateway Community Development Authority, 6.375%, 3/1/30, Callable 3/1/13 @ 102	12/2/2003	1,000,000	1,000,000	1,021,290

BB&T Prime Money Market Fund
Allstate Life Insurance Co., 1.932%, 5/2/05	12/7/2000	2,000,000	2,000,000	2,000,000
GE Capital Assurance Co., 2.88%, 5/9/05	5/21/2003	5,000,000	5,000,000	5,000,000
Goldman Sachs Group, Inc., 2.97%, 8/1/05	5/9/2003	5,000,000	5,000,000	5,000,000
Jackson National Life Insurance Co., 2.94%, 4/22/05	10/23/2000	3,000,000	3,000,000	3,000,000
Metropolitan Life Insurance Co., 2.9025%, 5/1/05	2/10/2003	5,000,000	5,000,000	5,000,000
Monet Trust, 2000-1, 3.16%, 6/28/05	12/23/2003	25,000,000	25,000,000	25,000,000
Monet Trust, 2000-1, 3.16%, 6/28/05	3/28/2003	5,000,000	5,000,000	5,000,000
New York Life Insurance Co., 3.01%, 5/2/05	8/28/2003	5,000,000	5,000,000	5,000,000
Travelers Insurance Co., 2.435%, 5/19/05	8/20/2003	5,000,000	5,000,000	5,000,000

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

4.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T. Under the terms of the Investment Advisory Agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds.

Information regarding these transactions is as follows for the period ended March 31, 2005:

	Contractual Fee Rate	Fee Rate after Contractual Waivers
Equity Income Fund	0.70%	0.70%
Large Company Value Fund	0.74%	0.67%
Large Company Growth Fund	0.74%	0.67%
Mid Cap Value Fund	0.74%	0.67%
Mid Cap Growth Fund	0.74%	0.67%
Small Company Value Fund	1.00%	0.80%
Small Company Growth Fund	1.00%	0.85%
International Equity Fund	1.00%	0.90%
Special Opportunities Equity Fund	0.80%	0.80%
Short U.S. Government Fund	0.60%	0.45%
Intermediate U.S. Government Fund	0.60%	0.50%
Intermediate Corporate Bond Fund	0.60%	0.50%
Kentucky Intermediate Tax-Free Fund	0.60%	0.40%
Maryland Intermediate Tax-Free Fund	0.60%	0.30%
North Carolina Intermediate Tax-Free Fund	0.60%	0.45%
South Carolina Intermediate Tax-Free Fund	0.60%	0.45%
Virginia Intermediate Tax-Free Fund	0.60%	0.45%
West Virginia Intermediate Tax-Free Fund	0.45%	0.45%
Prime Money Market Fund	0.40%	0.29%
U.S. Treasury Money Market Fund	0.40%	0.28%
Capital Manager Conservative Growth Fund	0.25%	0.00%
Capital Manager Moderate Growth Fund	0.25%	0.00%
Capital Manager Growth Fund	0.25%	0.00%
Capital Manager Equity Fund	0.25%	0.00%
*	Effective February 1, 2005, BB&T has contractually agreed to waive a portion of the investment advisory fee as disclosed in the table above. For the period ended March 31, 2005, BB&T voluntarily agreed to waive an additional portion of the investment advisory fees. All contractual and voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods.

Pursuant to a Sub-Advisory agreement with BB&T, UBS Global Asset Management (Americas), Inc. (“UBS”) serves as the Sub-Advisor to the International Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T. Pursuant to a Sub-Advisory agreement with BB&T, Federated Investment Management Company (“Federated”) serves as the Sub-Advisor to the Prime Money Market Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T. Pursuant to a Sub-Advisory agreement with BB&T, Scott & Stringfellow, Inc. serves as the Sub-Advisor to the Equity Income Fund and the Special Opportunities Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T. For their services, Sub-Advisors are entitled to a fee, payable by BB&T.

Effective February 1, 2005, BB&T serves the Funds as Administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the Funds combined average daily net assets up to $5 billion and a rate of 0.08% of the Funds combined average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. During the period February 1, 2005 thru March 31, 2005, BB&T received $1,064,235 as compensation for providing administration services.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

Pursuant to a Sub-Administration agreement with BB&T, BISYS serves as Sub-Administrator to the Funds subject to the general supervision of the Funds’ Board of Trustees and BB&T. For these services, BISYS is entitled to a fee, payable by BB&T.

Prior to February 1, 2005, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of the BISYS Group, Inc. BISYS Ohio serves the Funds as fund accountant and transfer agent. BISYS and BISYS Ohio receive compensation for providing administration, fund accounting and transfer agency services at a rate of 0.25% of the average daily net assets of each Fund. The fee is accrued daily and payable on a monthly basis. BISYS Ohio may directly or through an affiliate, use their fee revenue, past profits, or other revenue sources to pay promotional, administrative, shareholder support and other expenses to third parties, including broker dealers, in connection with the offer, sale and administration of shares of the Funds. In addition, BISYS provides an employee to serve as the Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

Effective February 1, 2005, BISYS Ohio serves the Funds as fund accountant and transfer agent. BISYS Ohio receives compensation for providing fund accounting and transfer agency services at a rate of 0.02% (0.01% for each service) of the average daily net assets of each Fund. The fee is accrued daily and payable on a monthly basis.

BISYS, with whom certain officers of the Funds are affiliated, continues to serve as the Funds distributor. Such officers are paid no fees directly by the Funds for services as officers of the Funds.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A Shares, Class B Shares, and Class C Shares, respectively, with exception of the Mid Cap Value Fund, the Mid Cap Growth Fund and the West Virginia Intermediate Tax-Free Fund which receives payments of up to 0.25% of the average daily net assets per Class A. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS, is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2005, BISYS received $2,406,127 from commissions earned on sales of shares of the Funds’ Variable Net Asset Value Funds, of which $2,171,299 was allowed to affiliated broker/dealers of the Funds.

BISYS has voluntarily agreed to waive a portion of the administration and distribution fees throughout the year. Effective February 1, 2005 and through January 31, 2006, BISYS has contractually agreed to waive 0.25% of the distribution fees of the Funds except for the Mid Cap Value Fund, Mid Cap Growth Fund, West Virginia Intermediate Tax-Free Fund, Prime Money Market Fund and the U.S. Treasury Fund. All contractual and voluntary administration and distribution fee waivers are not subject to recoupment in subsequent fiscal periods.

Certain Officers and Trustees of the Funds are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles, except the Chief Compliance Officer. Each of the non-interested Trustees who served both on the Board and the Audit Committee will be compensated $7,000 per meeting for meeting & retainer fees, plus reimbursement for certain expenses. During the period ended March 31, 2005, actual Trustee compensation was $88,000 in total.

5.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

6.	Federal Income Tax Information:

It is the policy of the Funds to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

As of the lastest tax year end of September 30, 2004, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Large Company Value Fund	$2,046,161	2011
Large Company Growth Fund	14,940,532	2010
Large Company Growth Fund	32,172,081	2011
Small Company Growth Fund	50,452,181	2010
Small Company Growth Fund	33,735,633	2011
International Equity Fund	24,798,262	2010
International Equity Fund	18,261,749	2011
Short U.S. Government Fund	349,217	2008
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	122,113	2012
Kentucky Intermediate Tax-Free Fund	50,859	2011
Maryland Intermediate Tax-Free Fund	18,343	2011
Capital Manager Conservative Growth Fund	2,499,567	2012
Capital Manager Moderate Growth Fund	1,485,767	2012
Capital Manager Growth Fund	64,089	2011
Capital Manager Growth Fund	1,210,366	2012
Capital Manager Equity Fund	85,258	2012

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2005:

Post-October Losses
Special Opportunities Equity Fund	$72,931
International Equity Fund	923,908
Short U.S. Government Fund	2,020,347
Kentucky Intermediate Tax-Free Fund	8,335
Maryland Intermediate Tax-Free Fund	112,876
Capital Manager Conservative Growth Fund	164,216
Capital Manager Growth Fund	71
Capital Manager Equity Fund	8,893

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2005

At March 31, 2005 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	52,941,695	4,604,692	(393,317)	4,211,375
Large Company Value Fund	741,878,954	178,115,844	(14,854,040)	163,261,804
Large Company Growth Fund	454,459,203	59,025,540	(8,949,033)	50,076,507
Mid Cap Value Fund	221,138,564	57,338,803	(1,344,366)	55,994,437
Mid Cap Growth Fund	152,110,483	34,960,198	(794,383)	34,165,815
Small Company Value Fund	60,701,156	17,561,495	(493,279)	17,068,216
Small Company Growth Fund	94,730,333	20,235,031	(662,122)	19,572,909
Special Opportunities Equity Fund	139,010,100	25,696,720	(1,487,005)	24,209,715
International Equity Fund	195,009,475	47,727,867	(4,990,126)	42,737,741
Short U.S. Government Fund	268,712,442	475,137	(3,935,823)	(3,460,686)
Intermediate U.S. Government Fund	891,594,600	2,406,802	(7,640,942)	(5,234,140)
Intermediate Corporate Bond Fund	427,523,847	4,797,369	(6,448,736)	(1,651,367)
Kentucky Intermediate Tax-Free Fund	16,084,109	200,292	(75,791)	124,501
Maryland Intermediate Tax-Free Fund	11,266,326	75,687	(66,960)	8,727
North Carolina Intermediate Tax-Free Fund	106,737,964	3,623,122	(304,927)	3,318,195
South Carolina Intermediate Tax-Free Fund	18,868,315	765,885	(53,756)	712,129
Virginia Intermediate Tax-Free Fund	74,860,267	3,069,805	(94,485)	2,975,320
West Virginia Intermediate Tax-Free Fund	68,519,064	1,934,259	(133,226)	1,801,033
Prime Money Market Fund	1,022,265,003	—	—	—
U.S. Treasury Money Market Fund	931,517,403	—	—	—
Capital Manager Conservative Growth Fund	76,681,578	6,214,717	(1,747,055)	4,467,662
Capital Manager Moderate Growth Fund	80,129,202	6,699,399	(2,048,738)	4,650,661
Capital Manager Growth Fund	62,094,766	4,952,375	(3,120,302)	1,832,073
Capital Manager Equity Fund	32,763,080	3,586,179	(682,922)	2,903,257

OTHER	INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commissions’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments for quarters ending December 31 and June 30 will be available starting March 1, 2005, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Report *March 31, 2005*

INVESTMENT ADVISER
BB&T Asset Management, Inc.
434 Fayetteville Street
5th Floor
Raleigh, NC 27601

DISTRIBUTOR
BISYS Fund Services, L.P.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington D. C. 20005

TRANSFER AGENT
BISYS Fund Services, L.P.
3435 Stelzer Road
Columbus, OH 43219

AUDITORS
KPMG LLP
191 W. Nationwide Blvd.
Suite 500
Columbus, OH 43215

05/05

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2, except for, effective February 1, 2005, Keith F. Karlawish replaced George O. Martinez as the President of the registrant.

Item 3.	Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

During the period covered by the report, with respect to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of directors, there have been no amendments to, nor any waivers granted from, a provision that relates to any elements of this Item 10.

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets, Treasurer
Date June 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KEITH F. KARLAWISH
Keith F. Karlawish, President
Date June 3, 2005

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets, Treasurer
Date June 3, 2005

*	Print the name and title of each signing officer under his or her signature.